Delaware Life

Variable Account I

Financial Statements as of and for the Year Ended December 31, 2022

and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2022

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life Variable Account I (the Sub-Accounts), as of December 31, 2022, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes including the financial highlights in note 9 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2022, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 26, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) (1)(2)

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)(3)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308) (1)

American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301) (1)

American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304) (1)

American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309) (1)

American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306) (1)

American Funds Insurance Series Growth Fund Class 2 Sub-Account (303) (1)

American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302) (1)

American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305) (1)

American Funds Insurance Series International Fund Class 2 Sub-Account (300) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

Columbia Variable Portfolio—Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

LVIP Delaware Smid Cap Core Fund—Standard Class Sub-Account (D37) (1)

DWS Small Cap Index VIP Class B Sub-Account (D55) (1)

DWS Small Mid Cap Value VIP Class A Sub-Account (S61) (1)

BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (F29) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Sub-Account (F14) (1)

Fidelity VIP Growth Portfolio (Service Class) Sub-Account (F21) (1)

Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (F26) (1)

Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FM7) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8) (1)

Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (F23) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton U.S. Government Securities VIP Fund Class 2 Sub-Account (T29) (2)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (G32) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)(4)

2

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

M Capital Appreciation Fund Sub-Account (MB0) (1)

M International Equity Fund Sub-Account (MB1) (1)

M Large Cap Growth Value Fund Sub-Account (MB5) (1)

M Large Cap Value Fund Sub-Account (MA9) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Conservative Allocation Portfolio Initial Class Sub-Account (MF4) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account (MF8) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account (MG0) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account (MG5) (1)

MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account (ME0) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series I Sub-Account (O01) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Global Managed Asset Allocation Portfolio Administrative Class Sub-Account (PK9) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307) (1)

Wanger Acorn Sub-Account (W42) (1)(5)

(1)

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended.

(2)	Statements of changes in net assets for each of the years in the two-year period ended December 31, 2022.
(3)	Formerly, AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1)
(4)	Formerly, AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)
(5)	Formerly, Invesco V.I. International Growth Fund I Sub-Account (A21)
(6)	Formerly, Wanger USA Sub-Account (W42)

3

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) ¹	12,018	$124,915	$97,943	$97,943	$—	$97,943
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) ¹	2,823	84,525	80,710	80,710	—	80,710
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	196,389	5,727,104	5,569,578	5,569,578	—	5,569,578
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	5,528	74,929	71,309	71,309	—	71,309
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	19,751	487,102	456,454	456,454	—	456,454
Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)	62,508	1,362,346	855,103	855,103	—	855,103
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	2,636	69,882	37,398	37,398	—	37,398
American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308)	89,697	1,195,128	1,117,627	1,117,627	—	1,117,627
American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301)	187,978	2,009,107	1,742,555	1,742,555	—	1,742,555
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	18,105	499,557	539,346	539,346	—	539,346
American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309)	35,917	490,017	418,072	418,072	—	418,072
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	19,176	380,883	293,393	293,393	—	293,393
American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)	14,368	1,202,353	1,083,324	1,083,324	—	1,083,324
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	6,271	337,006	310,155	310,155	—	310,155
American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305)	22,001	205,520	183,488	183,488	—	183,488
American Funds Insurance Series International Fund Class 2 Sub-Account (300)	208,969	4,058,452	3,182,602	3,182,602	—	3,182,602
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	156,741	2,318,612	1,860,516	1,860,516	—	1,860,516
Columbia Variable Portfolio—Large Cap Growth Fund Class 2 Sub-Account (C60)	13,338	270,959	336,522	336,522	—	336,522
LVIP Delaware Smid Cap Core Fund—Standard Class Sub-Account (D37)	40,037	930,028	936,668	936,668	—	936,668
DWS Small Cap Index VIP Class B Sub-Account (D55)	405,148	6,179,141	4,910,393	4,910,393	—	4,910,393
DWS Small Mid Cap Value VIP Class A Sub-Account (S61)	178,159	2,512,070	2,267,965	2,267,965	—	2,267,965
BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)	199,397	3,729,756	3,282,080	3,282,080	1	3,282,079
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	130,295	2,748,620	2,441,727	2,441,727	1	2,441,726
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	45,204	1,600,900	1,651,742	1,651,742	—	1,651,742
Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (F29)	217,105	7,833,564	8,169,669	8,169,669	—	8,169,669
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	3,724	50,642	42,672	42,672	—	42,672
Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Sub-Account (F14)	3,722	53,259	50,689	50,689	—	50,689
Fidelity VIP Growth Portfolio (Service Class) Sub-Account (F21)	63,614	4,947,077	4,515,347	4,515,347	—	4,515,347
Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (F26)	53,750	14,999,834	19,871,133	19,871,133	—	19,871,133
Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FM7)	51,467	13,300,472	19,207,093	19,207,093	—	19,207,093
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	55,830	2,038,431	1,741,896	1,741,896	—	1,741,896
Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)	4,446,903	4,446,903	4,446,903	4,446,903	—	4,446,903
Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (F23)	252,776	5,082,543	5,454,914	5,454,914	—	5,454,914
First Eagle Overseas Variable Fund Sub-Account (FE3)	55,985	1,397,545	1,243,428	1,243,428	—	1,243,428
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	316,181	4,155,690	3,847,918	3,847,918	—	3,847,918
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	6,283	36,975	27,710	27,710	—	27,710
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	122,470	1,460,044	1,254,099	1,254,099	—	1,254,099
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	41,789	643,211	615,549	615,549	—	615,549
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	75,910	1,333,788	1,150,801	1,150,801	—	1,150,801
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	105,327	1,507,962	1,319,749	1,319,749	—	1,319,749
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	62,179	639,917	542,824	542,824	—	542,824
Franklin Templeton U.S. Government Securities VIP Fund Class 2 Sub-Account (T29) ²	—	—	—	—	—	—
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	16,316	146,561	136,079	136,079	1	136,078
Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (G32)	37,610	651,305	560,011	560,011	—	560,011
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	18,276	224,996	190,074	190,074	2	190,072
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	24,512	199,834	187,761	187,761	2	187,759
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	294,398	5,160,618	4,675,046	4,675,046	5	4,675,041
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	21,878	1,279,331	937,275	937,275	1	937,274
Invesco V.I. American Value Fund Series II Sub-Account (V35)	47,028	759,591	727,988	727,988	—	727,988
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	4,056	67,114	82,142	82,142	—	82,142
Invesco V.I. Core Equity Fund I Sub-Account (A39)	43,262	1,358,032	1,062,077	1,062,077	1	1,062,076
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	35,570	640,738	570,191	570,191	—	570,191
Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)	67,459	1,347,599	1,334,331	1,334,331	—	1,334,331

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) ¹	164,142	$5,790,940	$4,750,261	$4,750,261	$3	$4,750,258
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	14,233	265,565	214,347	214,347	—	214,347
M Capital Appreciation Fund Sub-Account (MB0)	35,625	878,650	753,122	753,122	—	753,122
M International Equity Fund Sub-Account (MB1)	55,522	661,543	669,600	669,600	—	669,600
M Large Cap Growth Value Fund Sub-Account (MB5)	36,521	1,329,829	846,925	846,925	—	846,925
M Large Cap Value Fund Sub-Account (MA9)	32,103	394,163	454,254	454,254	—	454,254
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	7,155,253	7,155,253	7,155,253	7,155,253	10	7,155,243
MFS VIT Total Return Series Initial Class Sub-Account (M07)	119,006	2,861,827	2,676,453	2,676,453	4	2,676,449
MFS VIT Total Return Series Service Class Sub-Account (M35)	12,316	303,988	270,333	270,333	—	270,333
MFS VIT I Growth Series Initial Class Sub-Account (M31)	38,644	2,389,954	1,855,676	1,855,676	—	1,855,676
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	629,850	6,019,325	4,509,726	4,509,726	5	4,509,721
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	233,560	4,205,698	2,641,564	2,641,564	1	2,641,563
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	395,063	5,149,544	4,448,408	4,448,408	3	4,448,405
MFS VIT I Research Series Initial Class Sub-Account (M33)	155,289	4,445,346	4,307,698	4,307,698	—	4,307,698
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	73,575	2,345,618	2,672,239	2,672,239	3	2,672,236
MFS VIT I Utilities Series Service Class Sub-Account (M40)	6,982	213,427	248,353	248,353	—	248,353
MFS VIT I Value Series Initial Class Sub-Account (M83)	383,625	7,541,266	8,267,123	8,267,123	2	8,267,121
MFS VIT I Value Series Service Class Sub-Account (M08)	53,844	1,027,567	1,132,336	1,132,336	—	1,132,336
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	32,377	1,711,842	1,537,250	1,537,250	4	1,537,246
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	125,460	1,421,528	1,121,609	1,121,609	—	1,121,609
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	174,492	2,529,242	1,952,567	1,952,567	—	1,952,567
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	10,444	154,721	132,749	132,749	—	132,749
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	191,827	2,389,134	2,033,368	2,033,368	1	2,033,367
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	24,606	309,440	259,592	259,592	—	259,592
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	756,588	4,210,845	3,571,093	3,571,093	1	3,571,092
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	127,399	1,852,333	1,700,782	1,700,782	—	1,700,782
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	24,659	372,591	324,268	324,268	—	324,268
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	109,122	2,239,422	2,104,966	2,104,966	3	2,104,963
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	79,126	1,326,795	1,175,815	1,175,815	—	1,175,815
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	439,609	4,925,344	3,859,762	3,859,762	1	3,859,761
MFS VIT III Conservative Allocation Portfolio Initial Class Sub-Account (MF4)	183,388	2,042,851	1,672,498	1,672,498	—	1,672,498
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	339,307	4,739,534	4,336,337	4,336,337	1	4,336,336
MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account (MF8)	269,120	3,092,763	2,516,276	2,516,276	2	2,516,274
MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account (MG0)	109,308	1,121,533	912,722	912,722	—	912,722
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	482,711	4,912,747	4,609,890	4,609,890	1	4,609,889
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	545,111	4,520,260	5,009,572	5,009,572	—	5,009,572
MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account (MG5)	538,564	6,746,407	5,627,994	5,627,994	1	5,627,993
MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account (ME0)	135,932	1,221,249	1,077,945	1,077,945	—	1,077,945
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	62,345	621,312	175,191	175,191	—	175,191
Invesco V.I. Capital Appreciation Fund, Series I Sub-Account (O01)	28,994	1,409,786	1,008,136	1,008,136	—	1,008,136
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19)	2,721	125,396	89,970	89,970	—	89,970
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	3,214	227,155	178,410	178,410	—	178,410
Invesco V.I. Global Fund, Series II Sub-Account (O20)	4,349	164,443	131,761	131,761	—	131,761
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	5,448	125,674	85,748	85,748	—	85,748
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	71,583	530,573	493,208	493,208	—	493,208
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	201,409	2,524,944	2,024,161	2,024,161	—	2,024,161
PIMCO VIT Global Managed Asset Allocation Portfolio Administrative Class Sub-Account (PK9)	2,576	28,647	21,817	21,817	—	21,817
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	121,725	1,545,038	1,399,839	1,399,839	—	1,399,839
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	613,583	6,635,189	5,509,973	5,509,973	—	5,509,973
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307)	218,220	6,743,301	6,751,726	6,751,726	—	6,751,726
Wanger Acorn Sub-Account (W42) ¹	5,333	80,765	58,401	58,401	—	58,401

1This Sub-Account had a name change in 2022. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

2This Sub-Account is active but had zero balance in 2022.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Net Assets
Net Assets:
AL1	4,229	$97,943
A70	4,155	80,710
A71	146,833	5,569,578
A98	9,671	71,309
A55	12,966	456,454
A54	21,200	855,103
A51	960	37,398
308	27,319	1,117,627
301	116,609	1,742,555
304	13,016	539,346
309	12,832	418,072
306	10,173	293,393
303	19,226	1,083,324
302	7,153	310,155
305	7,766	183,488
300	156,051	3,182,602
B18	84,773	1,860,516
C60	16,258	336,522
D37	14,636	936,668
D55	97,658	4,910,393
S61	57,295	2,267,965
D18	79,033	3,282,079
FD7	67,062	2,441,726
F24	56,984	1,651,742
F29	141,870	8,169,669
F15	2,244	42,672
F14	2,459	50,689
F21	103,279	4,515,347
F26	602,350	19,871,133
FM7	449,722	19,207,093
F41	64,293	1,741,896
FM8	337,631	4,446,903
F23	228,405	5,454,914
FE3	69,070	1,243,428
T20	139,969	3,847,918

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Value
Net Assets (continued):
FE6	1,117	$27,710
F56	42,474	1,254,099
F59	29,544	615,549
F54	61,802	1,150,801
F53	45,188	1,319,749
T28	33,498	542,824
T29	—	—
G30	4,350	136,078
G32	11,408	560,011
521	4,095	190,072
G33	12,727	187,759
G31	122,062	4,675,041
V15	32,103	937,274
V35	19,967	727,988
V13	2,780	82,142
A39	42,329	1,062,076
V11	18,620	570,191
IB1	31,126	1,334,331
A21	187,541	4,750,258
I76	8,137	214,347
MB0	23,421	753,122
MB1	64,103	669,600
MB5	24,157	846,925
MA9	18,482	454,254
MD8	687,139	7,155,243
M07	146,938	2,676,449
M35	15,064	270,333
M31	53,048	1,855,676
MF1	133,866	4,509,721
M05	96,778	2,641,563
M06	387,668	4,448,405
M33	138,306	4,307,698
M44	154,637	2,672,236
M40	14,831	248,353

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Value
Net Assets (continued):
M83	283,832	$8,267,121
M08	56,414	1,132,336
MB6	38,048	1,537,246
MA0	64,166	1,121,609
MA1	231,365	1,952,567
M92	8,459	132,749
M96	107,768	2,033,367
MD2	20,712	259,592
MA6	149,899	3,571,092
M97	59,890	1,700,782
MD5	11,828	324,268
MD6	51,582	2,104,963
ME3	90,645	1,175,815
MB8	97,708	3,859,761
MF4	78,596	1,672,498
MF6	119,248	4,336,336
MF8	75,929	2,516,274
MG0	69,590	912,722
MF2	361,474	4,609,889
MG3	149,759	5,009,572
MG5	205,288	5,627,993
ME0	24,975	1,077,945
V43	4,591	175,191
O01	24,795	1,008,136
O19	3,456	89,970
O00	14,639	178,410
O20	6,173	131,761
O21	3,107	85,748
P10	57,310	493,208
PK8	64,259	2,024,161
PK9	1,444	21,817
P06	65,228	1,399,839
P07	267,882	5,509,973
307	128,845	6,751,726
W42	2,219	58,401

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	AL1	A70	A71
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,314	$—	$62,266
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	3,314	—	62,266

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	667	14,862	61,724
Realized gain distributions	10,798	10,375	922,594
Net realized gains (losses)	11,465	25,237	984,318

Net change in unrealized appreciation (depreciation)	(37,475)	(61,697)	(1,256,792)

Net realized and change in unrealized gains (losses)	(26,010)	(36,460)	(272,474)

Increase (decrease) in net assets from operations	$(22,696)	$(36,460)	$(210,208)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A98	A55	A54
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,511	$6,868	$—
Expenses:
Mortality and expense risk charges	—	(62)	—

Net investment income (loss)	3,511	6,806	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,124)	4,867	(18,720)
Realized gain distributions	—	30,456	30,788
Net realized gains (losses)	(2,124)	35,323	12,068

Net change in unrealized appreciation (depreciation)	(21,402)	(124,776)	(499,942)

Net realized and change in unrealized gains (losses)	(23,526)	(89,453)	(487,874)

Increase (decrease) in net assets from operations	$(20,015)	$(82,647)	$(487,874)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A51	308	301
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$22,031	$50,972
Expenses:
Mortality and expense risk charges	(10)	—	—

Net investment income (loss)	(10)	22,031	50,972

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(56,287)	6,930	(19,681)
Realized gain distributions	6,892	263,428	15,818
Net realized gains (losses)	(49,395)	270,358	(3,863)

Net change in unrealized appreciation (depreciation)	1,653	(401,714)	(238,555)

Net realized and change in unrealized gains (losses)	(47,742)	(131,356)	(242,418)

Increase (decrease) in net assets from operations	$(47,752)	$(109,325)	$(191,446)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	304	309	306
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,860	$10,130	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	3,860	10,130	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,282	4,242	(1,987)
Realized gain distributions	65,445	95,505	108,958
Net realized gains (losses)	74,727	99,747	106,971

Net change in unrealized appreciation (depreciation)	(264,738)	(198,128)	(232,438)

Net realized and change in unrealized gains (losses)	(190,011)	(98,381)	(125,467)

Increase (decrease) in net assets from operations	$(186,151)	$(88,251)	$(125,467)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	303	302	305
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,948	$4,121	$13,927
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	3,948	4,121	13,927

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	8,014	4,361	(485)
Realized gain distributions	176,167	29,420	—
Net realized gains (losses)	184,181	33,781	(485)

Net change in unrealized appreciation (depreciation)	(653,553)	(92,056)	(24,652)

Net realized and change in unrealized gains (losses)	(469,372)	(58,275)	(25,137)

Increase (decrease) in net assets from operations	$(465,424)	$(54,154)	$(11,210)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	300	B18	C60
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$58,736	$—	$—
Expenses:
Mortality and expense risk charges	—	(79)	—

Net investment income (loss)	58,736	(79)	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(12,186)	(23,186)	89,755
Realized gain distributions	464,814	30,344	—
Net realized gains (losses)	452,628	7,158	89,755

Net change in unrealized appreciation (depreciation)	(1,354,572)	(373,646)	(338,014)

Net realized and change in unrealized gains (losses)	(901,944)	(366,488)	(248,259)

Increase (decrease) in net assets from operations	$(843,208)	$(366,567)	$(248,259)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	D37	D55	S61
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,422	$32,674	$20,657
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	4,422	32,674	20,657

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(24,567)	(46,946)	(38,174)
Realized gain distributions	27,940	902,082	35,537
Net realized gains (losses)	3,373	855,136	(2,637)

Net change in unrealized appreciation (depreciation)	(171,214)	(2,193,956)	(450,406)

Net realized and change in unrealized gains (losses)	(167,841)	(1,338,820)	(453,043)

Increase (decrease) in net assets from operations	$(163,419)	$(1,306,146)	$(432,386)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	D18	FD7	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$26,469	$28,218	$4,842
Expenses:
Mortality and expense risk charges	(304)	(679)	—

Net investment income (loss)	26,165	27,539	4,842

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(59,118)	57,184	21,142
Realized gain distributions	892,809	166,620	90,549
Net realized gains (losses)	833,691	223,804	111,691

Net change in unrealized appreciation (depreciation)	(1,432,163)	(819,759)	(720,665)

Net realized and change in unrealized gains (losses)	(598,472)	(595,955)	(608,974)

Increase (decrease) in net assets from operations	$(572,307)	$(568,416)	$(604,132)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F29	F15	F14
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$36,512	$896	$1,020
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	36,512	896	1,020

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	230,116	(2,514)	9,867
Realized gain distributions	437,844	5,464	4,705
Net realized gains (losses)	667,960	2,950	14,572

Net change in unrealized appreciation (depreciation)	(3,768,182)	(14,173)	(28,953)

Net realized and change in unrealized gains (losses)	(3,100,222)	(11,223)	(14,381)

Increase (decrease) in net assets from operations	$(3,063,710)	$(10,327)	$(13,361)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F21	F26	FM7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$25,129	$253,003	$281,035
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	25,129	253,003	281,035

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	156,121	765,982	640,753
Realized gain distributions	371,117	161,337	159,998
Net realized gains (losses)	527,238	927,319	800,751

Net change in unrealized appreciation (depreciation)	(2,025,268)	(5,429,055)	(5,455,062)

Net realized and change in unrealized gains (losses)	(1,498,030)	(4,501,736)	(4,654,311)

Increase (decrease) in net assets from operations	$(1,472,901)	$(4,248,733)	$(4,373,276)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F41	FM8	F23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,922	$66,773	$56,594
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	4,922	66,773	56,594

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11,785	—	123,503
Realized gain distributions	122,829	—	52,606
Net realized gains (losses)	134,614	—	176,109

Net change in unrealized appreciation (depreciation)	(439,292)	—	(2,035,818)

Net realized and change in unrealized gains (losses)	(304,678)	—	(1,859,709)

Increase (decrease) in net assets from operations	$(299,756)	$66,773	$(1,803,115)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FE3	T20	FE6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$27,036	$126,786	$470
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	27,036	126,786	470

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(41,484)	(171,151)	(52)
Realized gain distributions	78,372	—	2,824
Net realized gains (losses)	36,888	(171,151)	2,772

Net change in unrealized appreciation (depreciation)	(183,639)	(302,618)	(8,573)

Net realized and change in unrealized gains (losses)	(146,751)	(473,769)	(5,801)

Increase (decrease) in net assets from operations	$(119,715)	$(346,983)	$(5,331)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F56	F59	F54
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,076	$29,600	$21,862
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	2,076	29,600	21,862

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(51,985)	2,167	(3,944)
Realized gain distributions	—	12,015	132,025
Net realized gains (losses)	(51,985)	14,182	128,081

Net change in unrealized appreciation (depreciation)	(122,538)	(79,713)	(244,046)

Net realized and change in unrealized gains (losses)	(174,523)	(65,531)	(115,965)

Increase (decrease) in net assets from operations	$(172,447)	$(35,931)	$(94,103)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F53	T28	T29
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$14,317	$25,056	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	14,317	25,056	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(66,872)	(11,704)	—
Realized gain distributions	270,179	—	—
Net realized gains (losses)	203,307	(11,704)	—

Net change in unrealized appreciation (depreciation)	(387,571)	(82,048)	—

Net realized and change in unrealized gains (losses)	(184,264)	(93,752)	—

Increase (decrease) in net assets from operations	$(169,947)	$(68,696)	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	G30	G32	521
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,876	$4,002	$640
Expenses:
Mortality and expense risk charges	(368)	(80)	(705)

Net investment income (loss)	1,508	3,922	(65)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,015)	912	(1,158)
Realized gain distributions	13,342	86,069	2,145
Net realized gains (losses)	12,327	86,981	987

Net change in unrealized appreciation (depreciation)	(23,784)	(152,588)	(47,233)

Net realized and change in unrealized gains (losses)	(11,457)	(65,607)	(46,246)

Increase (decrease) in net assets from operations	$(9,949)	$(61,685)	$(46,311)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	G33	G31	V15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,395	$41,634	$—
Expenses:
Mortality and expense risk charges	(729)	(1,938)	(511)

Net investment income (loss)	5,666	39,696	(511)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(6,677)	61,135	10,862
Realized gain distributions	—	26,502	288,419
Net realized gains (losses)	(6,677)	87,637	299,281

Net change in unrealized appreciation (depreciation)	(29,286)	(1,317,822)	(738,525)

Net realized and change in unrealized gains (losses)	(35,963)	(1,230,185)	(439,244)

Increase (decrease) in net assets from operations	$(30,297)	$(1,190,489)	$(439,755)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V35	V13	A39
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,334	$1,118	$10,612
Expenses:
Mortality and expense risk charges	(154)	—	(232)

Net investment income (loss)	3,180	1,118	10,380

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,674)	1,911	5,511
Realized gain distributions	135,034	2,547	180,349
Net realized gains (losses)	131,360	4,458	185,860

Net change in unrealized appreciation (depreciation)	(93,290)	(4,950)	(474,422)

Net realized and change in unrealized gains (losses)	38,070	(492)	(288,562)

Increase (decrease) in net assets from operations	$41,250	$626	$(278,182)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	V11	IB1	A21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,592	$22,900	$87,858
Expenses:
Mortality and expense risk charges	(153)	—	(947)

Net investment income (loss)	8,439	22,900	86,911

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,814	17,593	(60,561)
Realized gain distributions	79,280	130,306	560,424
Net realized gains (losses)	82,094	147,899	499,863

Net change in unrealized appreciation (depreciation)	(144,191)	(252,034)	(1,747,067)

Net realized and change in unrealized gains (losses)	(62,097)	(104,135)	(1,247,204)

Increase (decrease) in net assets from operations	$(53,658)	$(81,235)	$(1,160,293)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	I76	MB0	MB1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$18,659
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	—	—	18,659

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,585	(10,662)	(1,219)
Realized gain distributions	41,783	65,381	—
Net realized gains (losses)	44,368	54,719	(1,219)

Net change in unrealized appreciation (depreciation)	(99,268)	(220,730)	(125,139)

Net realized and change in unrealized gains (losses)	(54,900)	(166,011)	(126,358)

Increase (decrease) in net assets from operations	$(54,900)	$(166,011)	$(107,699)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MB5	MA9	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$9,323	$47,713
Expenses:
Mortality and expense risk charges	—	—	(1,656)

Net investment income (loss)	—	9,323	46,057

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(81,374)	4,570	13,384
Realized gain distributions	70,238	21,276	238,646
Net realized gains (losses)	(11,136)	25,846	252,030

Net change in unrealized appreciation (depreciation)	(427,533)	(43,100)	(593,995)

Net realized and change in unrealized gains (losses)	(438,669)	(17,254)	(341,965)

Increase (decrease) in net assets from operations	$(438,669)	$(7,931)	$(295,908)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MD8	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$82,351	$3,910	$—
Expenses:
Mortality and expense risk charges	(2,627)	—	(190)

Net investment income (loss)	79,724	3,910	(190)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(9,216)	11,056
Realized gain distributions	—	23,255	260,488
Net realized gains (losses)	—	14,039	271,544

Net change in unrealized appreciation (depreciation)	—	(45,913)	(1,219,209)

Net realized and change in unrealized gains (losses)	—	(31,874)	(947,665)

Increase (decrease) in net assets from operations	$79,724	$(27,964)	$(947,855)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF1	M05	M06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$108,778
Expenses:
Mortality and expense risk charges	(2,075)	(531)	(1,194)

Net investment income (loss)	(2,075)	(531)	107,584

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(286,255)	(172,556)	(42,790)
Realized gain distributions	719,519	896,412	45,843
Net realized gains (losses)	433,264	723,856	3,053

Net change in unrealized appreciation (depreciation)	(2,601,914)	(2,070,929)	(720,212)

Net realized and change in unrealized gains (losses)	(2,168,650)	(1,347,073)	(717,159)

Increase (decrease) in net assets from operations	$(2,170,725)	$(1,347,604)	$(609,575)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M33	M44	M40
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$22,562	$59,173	$5,483
Expenses:
Mortality and expense risk charges	—	(921)	—

Net investment income (loss)	22,562	58,252	5,483

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	78,584	21,526	10,456
Realized gain distributions	588,861	93,791	9,640
Net realized gains (losses)	667,445	115,317	20,096

Net change in unrealized appreciation (depreciation)	(1,629,860)	(120,542)	(25,403)

Net realized and change in unrealized gains (losses)	(962,415)	(5,225)	(5,307)

Increase (decrease) in net assets from operations	$(939,853)	$53,027	$176

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M83	M08	MB6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$115,658	$14,537	$19,506
Expenses:
Mortality and expense risk charges	(729)	—	(2,056)

Net investment income (loss)	114,929	14,537	17,450

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	108,133	36,690	34,338
Realized gain distributions	492,935	76,527	293,034
Net realized gains (losses)	601,068	113,217	327,372

Net change in unrealized appreciation (depreciation)	(1,262,139)	(227,141)	(665,828)

Net realized and change in unrealized gains (losses)	(661,071)	(113,924)	(338,456)

Increase (decrease) in net assets from operations	$(546,142)	$(99,387)	$(321,006)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MA0	MA1	M92
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$37,453	$81,870	$2,669
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	37,453	81,870	2,669

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,633)	(20,713)	(1,859)
Realized gain distributions	65,356	145,874	9,347
Net realized gains (losses)	59,723	125,161	7,488

Net change in unrealized appreciation (depreciation)	(323,275)	(709,237)	(22,233)

Net realized and change in unrealized gains (losses)	(263,552)	(584,076)	(14,745)

Increase (decrease) in net assets from operations	$(226,099)	$(502,206)	$(12,076)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M96	MD2	MA6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$44,267	$4,807	$206,052
Expenses:
Mortality and expense risk charges	(212)	—	(325)

Net investment income (loss)	44,055	4,807	205,727

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(22,494)	(2,910)	(113,190)
Realized gain distributions	—	—	—
Net realized gains (losses)	(22,494)	(2,910)	(113,190)

Net change in unrealized appreciation (depreciation)	(309,340)	(38,503)	(552,436)

Net realized and change in unrealized gains (losses)	(331,834)	(41,413)	(665,626)

Increase (decrease) in net assets from operations	$(287,779)	$(36,606)	$(459,899)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M97	MD5	MD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$9,414	$1,376	$2,220
Expenses:
Mortality and expense risk charges	(79)	—	(978)

Net investment income (loss)	9,335	1,376	1,242

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	7,541	(15,648)	57,003
Realized gain distributions	89,316	20,573	287,463
Net realized gains (losses)	96,857	4,925	344,466

Net change in unrealized appreciation (depreciation)	(395,219)	(84,896)	(818,808)

Net realized and change in unrealized gains (losses)	(298,362)	(79,971)	(474,342)

Increase (decrease) in net assets from operations	$(289,027)	$(78,595)	$(473,100)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	ME3	MB8	MF4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$15,118	$31,229	$41,574
Expenses:
Mortality and expense risk charges	—	(305)	—

Net investment income (loss)	15,118	30,924	41,574

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,999)	(49,787)	(98,389)
Realized gain distributions	21,163	930,258	138,445
Net realized gains (losses)	6,164	880,471	40,056

Net change in unrealized appreciation (depreciation)	(202,436)	(1,811,309)	(531,503)

Net realized and change in unrealized gains (losses)	(196,272)	(930,838)	(491,447)

Increase (decrease) in net assets from operations	$(181,154)	$(899,914)	$(449,873)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF6	MF8	MG0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$79,587	$45,213	$35,580
Expenses:
Mortality and expense risk charges	(389)	(588)	(7)

Net investment income (loss)	79,198	44,625	35,573

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	53,183	(4,302)	(1,197)
Realized gain distributions	347,485	315,880	49,286
Net realized gains (losses)	400,668	311,578	48,089

Net change in unrealized appreciation (depreciation)	(2,124,584)	(943,261)	(290,321)

Net realized and change in unrealized gains (losses)	(1,723,916)	(631,683)	(242,232)

Increase (decrease) in net assets from operations	$(1,644,718)	$(587,058)	$(206,659)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF2	MG3	MG5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$93,638	$51,568	$122,323
Expenses:
Mortality and expense risk charges	(377)	—	(477)

Net investment income (loss)	93,261	51,568	121,846

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(20,427)	29,426	(22,295)
Realized gain distributions	19,896	429,899	654,783
Net realized gains (losses)	(531)	459,325	632,488

Net change in unrealized appreciation (depreciation)	(289,710)	(1,020,915)	(1,902,771)

Net realized and change in unrealized gains (losses)	(290,241)	(561,590)	(1,270,283)

Increase (decrease) in net assets from operations	$(196,980)	$(510,022)	$(1,148,437)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	ME0	V43	O01
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,177	$—	$—
Expenses:
Mortality and expense risk charges	(184)	—	—

Net investment income (loss)	6,993	—	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(17,801)	(46,742)	2,266
Realized gain distributions	242,243	114,206	405,485
Net realized gains (losses)	224,442	67,464	407,751

Net change in unrealized appreciation (depreciation)	(309,111)	(388,236)	(886,769)

Net realized and change in unrealized gains (losses)	(84,669)	(320,772)	(479,018)

Increase (decrease) in net assets from operations	$(77,676)	$(320,772)	$(479,018)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	O19	O00	O20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	—	—	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	197	509	543
Realized gain distributions	36,782	54,467	25,434
Net realized gains (losses)	36,979	54,976	25,977

Net change in unrealized appreciation (depreciation)	(77,120)	(137,706)	(83,993)

Net realized and change in unrealized gains (losses)	(40,141)	(82,730)	(58,016)

Increase (decrease) in net assets from operations	$(40,141)	$(82,730)	$(58,016)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	O21	P10	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,038	$119,153	$103,379
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	1,038	119,153	103,379

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	20,654	33,799	(53,934)
Realized gain distributions	36,067	—	—
Net realized gains (losses)	56,721	33,799	(53,934)

Net change in unrealized appreciation (depreciation)	(106,268)	(87,773)	(454,259)

Net realized and change in unrealized gains (losses)	(49,547)	(53,974)	(508,193)

Increase (decrease) in net assets from operations	$(48,509)	$65,179	$(404,814)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	PK9	P06	P07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$496	$101,225	$161,308
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income (loss)	496	101,225	161,308

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(542)	7,743	(173,115)
Realized gain distributions	4,409	—	—
Net realized gains (losses)	3,867	7,743	(173,115)

Net change in unrealized appreciation (depreciation)	(9,657)	(298,463)	(1,003,929)

Net realized and change in unrealized gains (losses)	(5,790)	(290,720)	(1,177,044)

Increase (decrease) in net assets from operations	$(5,294)	$(189,495)	$(1,015,736)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	307	W42
	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—
Expenses:
Mortality and expense risk charges	—	—

Net investment income (loss)	—	—

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	214,990	(52,985)
Realized gain distributions	355,642	38,268
Net realized gains (losses)	570,632	(14,717)

Net change in unrealized appreciation (depreciation)	(4,849,782)	(43,896)

Net realized and change in unrealized gains (losses)	(4,279,150)	(58,613)

Increase (decrease) in net assets from operations	$(4,279,150)	$(58,613)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AL1 Sub-Account		A70 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$3,314	$318	$—	$—
Net realized gains (losses)	11,465	2,911	25,237	19,960
Net change in unrealized appreciation/depreciation	(37,475)	11,365	(61,697)	6,391

Increase (decrease) in net assets from operations	(22,696)	14,594	(36,460)	26,351

Contract Owner Transactions:
Purchase payments received	10,330	11,212	427	427
Transfers between Sub-Accounts (including the Fixed Account), net	247	(6)	(22,514)	11,770
Withdrawals, surrenders, annuitizations and contract charges	(15,668)	(177)	(257)	(803)
Mortality and expense risk charges	(43)	(43)	—	—
Charges for life insurance protection and monthly administration charge	(2,363)	(3,751)	(3,878)	(4,639)

Net increase (decrease) from contract owner transactions	(7,497)	7,235	(26,222)	6,755

Total increase (decrease) in net assets	(30,193)	21,829	(62,682)	33,106
Net assets at beginning of year	128,136	106,307	143,392	110,286

Net assets at end of year	$97,943	$128,136	$80,710	$143,392

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A71 Sub-Account		A98 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$62,266	$34,277	$3,511	$2,424
Net realized gains (losses)	984,318	185,672	(2,124)	3,295
Net change in unrealized appreciation/depreciation	(1,256,792)	1,068,498	(21,402)	9,923

Increase (decrease) in net assets from operations	(210,208)	1,288,447	(20,015)	15,642

Contract Owner Transactions:
Purchase payments received	143,916	124,180	6,628	10,683
Transfers between Sub-Accounts (including the Fixed Account), net	391,841	(23,176)	(53,839)	(55,327)
Withdrawals, surrenders, annuitizationsand contract charges	(170,533)	(206,456)	(2,047)	(2,656)
Mortality and expense risk charges	—	—	(14)	(41)
Charges for life insurance protection and monthly administration charge	(248,758)	(220,902)	(4,105)	(2,147)

Net increase (decrease) from contract owner transactions	116,466	(326,354)	(53,377)	(49,488)

Total increase (decrease) in net assets	(93,742)	962,093	(73,392)	(33,846)
Net assets at beginning of year	5,663,320	4,701,227	144,701	178,547

Net assets at end of year	$5,569,578	$5,663,320	$71,309	$144,701

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A55 Sub-Account		A54 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$6,806	$4,911	$—	$—
Net realized gains (losses)	35,323	41,052	12,068	515,527
Net change in unrealized appreciation/depreciation	(124,776)	57,634	(499,942)	(457,800)

Increase (decrease) in net assets from operations	(82,647)	103,597	(487,874)	57,727

Contract Owner Transactions:
Purchase payments received	3,784	4,066	24,579	24,535
Transfers between Sub-Accounts (including the Fixed Account), net	5	289,106	29,902	(43,894)
Withdrawals, surrenders, annuitizations and contract charges	(1,194)	(1,256)	(21,234)	(3,561)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(17,042)	(12,356)	(41,382)	(40,991)

Net increase (decrease) from contract owner transactions	(14,447)	279,560	(8,135)	(63,911)

Total increase (decrease) in net assets	(97,094)	383,157	(496,009)	(6,184)
Net assets at beginning of year	553,548	170,391	1,351,112	1,357,296

Net assets at end of year	$456,454	$553,548	$855,103	$1,351,112

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A51 Sub-Account		308 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(10)	$(17)	$22,031	$17,156
Net realized gains (losses)	(49,395)	52,009	270,358	63,956
Net change in unrealized appreciation/depreciation	1,653	(57,904)	(401,714)	220,509

Increase (decrease) in net assets from operations	(47,752)	(5,912)	(109,325)	301,621

Contract Owner Transactions:
Purchase payments received	1,787	1,787	7,557	10,714
Transfers between Sub-Accounts (including the Fixed Account), net	(47,939)	13,241	(2,554)	(399,637)
Withdrawals, surrenders, annuitizations and contract charges	(214)	(379)	(5,806)	(4)
Mortality and expense risk charges	—	—	(587)	(653)
Charges for life insurance protection and monthly administration charge	(1,867)	(2,508)	(55,864)	(48,834)

Net increase (decrease) from contract owner transactions	(48,233)	12,141	(57,254)	(438,414)

Total increase (decrease) in net assets	(95,985)	6,229	(166,579)	(136,793)
Net assets at beginning of year	133,383	127,154	1,284,206	1,420,999

Net assets at end of year	$37,398	$133,383	$1,117,627	$1,284,206

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	301 Sub-Account		304 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$50,972	$17,139	$3,860	$2,465
Net realized gains (losses)	(3,863)	11,809	74,727	54,347
Net change in unrealized appreciation/depreciation	(238,555)	(43,978)	(264,738)	52,848

Increase (decrease) in net assets from operations	(191,446)	(15,030)	(186,151)	109,660

Contract Owner Transactions:
Purchase payments received	14,657	637	348	5,080
Transfers between Sub-Accounts (including the Fixed Account), net	544,490	916,583	(6,618)	(18,542)
Withdrawals, surrenders, annuitizations and contract charges	78,680	(8,242)	(2,989)	(9)
Mortality and expense risk charges	(1,749)	(1,051)	(298)	(393)
Charges for life insurance protection and monthly administration charge	(18,487)	(14,400)	(26,865)	(28,114)

Net increase (decrease) from contract owner transactions	617,591	893,527	(36,422)	(41,978)

Total increase (decrease) in net assets	426,145	878,497	(222,573)	67,682
Net assets at beginning of year	1,316,410	437,913	761,919	694,237

Net assets at end of year	$1,742,555	$1,316,410	$539,346	$761,919

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	309 Sub-Account		306 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$10,130	$8,028	$—	$—
Net realized gains (losses)	99,747	16,758	106,971	73,932
Net change in unrealized appreciation/depreciation	(198,128)	42,954	(232,438)	(32,821)

Increase (decrease) in net assets from operations	(88,251)	67,740	(125,467)	41,111

Contract Owner Transactions:
Purchase payments received	9,489	13,463	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,169)	18,812	—	(245,992)
Withdrawals, surrenders, annuitizations and contract charges	—	(5,122)	—	—
Mortality and expense risk charges	(219)	(382)	(158)	(239)
Charges for life insurance protection and monthly administration charge	(13,352)	(13,672)	(6,925)	(8,105)

Net increase (decrease) from contract owner transactions	(15,251)	13,099	(7,083)	(254,336)

Total increase (decrease) in net assets	(103,502)	80,839	(132,550)	(213,225)
Net assets at beginning of year	521,574	440,735	425,943	639,168

Net assets at end of year	$418,072	$521,574	$293,393	$425,943

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	303 Sub-Account		302 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$3,948	$3,257	$4,121	$3,463
Net realized gains (losses)	184,181	439,921	33,781	115,814
Net change in unrealized appreciation/depreciation	(653,553)	(144,416)	(92,056)	(55,329)

Increase (decrease) in net assets from operations	(465,424)	298,762	(54,154)	63,948

Contract Owner Transactions:
Purchase payments received	9,295	5,986	9,341	—
Transfers between Sub-Accounts (including the Fixed Account), net	12,848	(526,013)	2,005	(424,865)
Withdrawals, surrenders, annuitizations and contract charges	14,125	(51,772)	49,429	(5,735)
Mortality and expense risk charges	(628)	(825)	(152)	(168)
Charges for life insurance protection and monthly administration charge	(37,865)	(37,770)	(1,334)	(1,388)

Net increase (decrease) from contract owner transactions	(2,225)	(610,394)	59,289	(432,156)

Total increase (decrease) in net assets	(467,649)	(311,632)	5,135	(368,208)
Net assets at beginning of year	1,550,973	1,862,605	305,020	673,228

Net assets at end of year	$1,083,324	$1,550,973	$310,155	$305,020

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	305 Sub-Account		300 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$13,927	$4,643	$58,736	$103,633
Net realized gains (losses)	(485)	(2,819)	452,628	26,801
Net change in unrealized appreciation/depreciation	(24,652)	10,771	(1,354,572)	(190,844)

Increase (decrease) in net assets from operations	(11,210)	12,595	(843,208)	(60,410)

Contract Owner Transactions:
Purchase payments received	5,739	4,669	7,977	8,222
Transfers between Sub-Accounts (including the Fixed Account), net	81,363	(183,926)	3,062	(209,047)
Withdrawals, surrenders, annuitizations and contract charges	—	—	(4,727)	(13,240)
Mortality and expense risk charges	(61)	(72)	(1,647)	(2,151)
Charges for life insurance protection and monthly administration charge	(3,339)	(1,283)	(41,727)	(43,424)

Net increase (decrease) from contract owner transactions	83,702	(180,612)	(37,062)	(259,640)

Total increase (decrease) in net assets	72,492	(168,017)	(880,270)	(320,050)
Net assets at beginning of year	110,996	279,013	4,062,872	4,382,922

Net assets at end of year	$183,488	$110,996	$3,182,602	$4,062,872

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	B18 Sub-Account		C60 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(79)	$18,894	$—	$—
Net realized gains (losses)	7,158	445,029	89,755	19,896
Net change in unrealized appreciation/depreciation	(373,646)	(334,961)	(338,014)	159,062

Increase (decrease) in net assets from operations	(366,567)	128,962	(248,259)	178,958

Contract Owner Transactions:
Purchase payments received	51,766	36,950	15,946	21,279
Transfers between Sub-Accounts (including the Fixed Account), net	36,209	273,344	(150,989)	154,213
Withdrawals, surrenders, annuitizations and contract charges	(40,842)	(118,003)	(90,559)	(2,624)
Mortality and expense risk charges	(223)	(304)	(141)	(207)
Charges for life insurance protection and monthly administration charge	(84,972)	(72,169)	(17,434)	(17,723)

Net increase (decrease) from contract owner transactions	(38,062)	119,818	(243,177)	154,938

Total increase (decrease) in net assets	(404,629)	248,780	(491,436)	333,896
Net assets at beginning of year	2,265,145	2,016,365	827,958	494,062

Net assets at end of year	$1,860,516	$2,265,145	$336,522	$827,958

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	D37 Sub-Account		D55 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$4,422	$11,515	$32,674	$35,449
Net realized gains (losses)	3,373	87,217	855,136	569,433
Net change in unrealized appreciation/depreciation	(171,214)	143,438	(2,193,956)	213,751

Increase (decrease) in net assets from operations	(163,419)	242,170	(1,306,146)	818,633

Contract Owner Transactions:
Purchase payments received	21,480	21,577	33,513	49,894
Transfers between Sub-Accounts (including the Fixed Account), net	(46,264)	(5,257)	179,938	(60,511)
Withdrawals, surrenders, annuitizations and contract charges	(33,868)	(69,092)	(53,123)	(115,525)
Mortality and expense risk charges	—	—	(211)	(252)
Charges for life insurance protection and monthly administration charge	(39,758)	(41,002)	(212,058)	(198,464)

Net increase (decrease) from contract owner transactions	(98,410)	(93,774)	(51,941)	(324,858)

Total increase (decrease) in net assets	(261,829)	148,396	(1,358,087)	493,775
Net assets at beginning of year	1,198,497	1,050,101	6,268,480	5,774,705

Net assets at end of year	$936,668	$1,198,497	$4,910,393	$6,268,480

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	S61 Sub-Account		D18 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$20,657	$33,137	$26,165	$24,089
Net realized gains (losses)	(2,637)	(44,990)	833,691	44,961
Net change in unrealized appreciation/depreciation	(450,406)	685,139	(1,432,163)	813,076

Increase (decrease) in net assets from operations	(432,386)	673,286	(572,307)	882,126

Contract Owner Transactions:
Purchase payments received	48,143	51,603	108,497	109,681
Transfers between Sub-Accounts (including the Fixed Account), net	25,314	(1,908)	(206,432)	(23,046)
Withdrawals, surrenders, annuitizations and contract charges	(23,009)	(107,803)	(64,446)	(106,201)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(108,534)	(83,911)	(161,052)	(147,690)

Net increase (decrease) from contract owner transactions	(58,086)	(142,019)	(323,433)	(167,256)

Total increase (decrease) in net assets	(490,472)	531,267	(895,740)	714,870
Net assets at beginning of year	2,758,437	2,227,170	4,177,819	3,462,949

Net assets at end of year	$2,267,965	$2,758,437	$3,282,079	$4,177,819

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FD7 Sub-Account		F24 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$27,539	$19,146	$4,842	$544
Net realized gains (losses)	223,804	199,411	111,691	298,144
Net change in unrealized appreciation/depreciation	(819,759)	173,951	(720,665)	198,690

Increase (decrease) in net assets from operations	(568,416)	392,508	(604,132)	497,378

Contract Owner Transactions:
Purchase payments received	110,924	109,407	47,089	46,997
Transfers between Sub-Accounts (including the Fixed Account), net	(122,901)	1,015,405	9,598	(14,694)
Withdrawals, surrenders, annuitizations and contract charges	(12,621)	(27,851)	(40,012)	(30,124)
Mortality and expense risk charges	(581)	(537)	(315)	(393)
Charges for life insurance protection and monthly administration charge	(120,779)	(95,610)	(43,679)	(40,678)

Net increase (decrease) from contract owner transactions	(145,958)	1,000,814	(27,319)	(38,892)

Total increase (decrease) in net assets	(714,374)	1,393,322	(631,451)	458,486
Net assets at beginning of year	3,156,100	1,762,778	2,283,193	1,824,707

Net assets at end of year	$2,441,726	$3,156,100	$1,651,742	$2,283,193

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F29 Sub-Account		F15 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$36,512	$4,998	$896	$511
Net realized gains (losses)	667,960	1,811,723	2,950	3,233
Net change in unrealized appreciation/depreciation	(3,768,182)	781,895	(14,173)	1,278

Increase (decrease) in net assets from operations	(3,063,710)	2,598,616	(10,327)	5,022

Contract Owner Transactions:
Purchase payments received	149,874	139,827	4,728	4,728
Transfers between Sub-Accounts (including the Fixed Account), net	(129,490)	(127,628)	940	—
Withdrawals, surrenders, annuitizations and contract charges	(53,700)	(276,655)	(12,106)	(92)
Mortality and expense risk charges	—	—	(22)	(22)
Charges for life insurance protection and monthly administration charge	(453,361)	(375,997)	(2,507)	(2,283)

Net increase (decrease) from contract owner transactions	(486,677)	(640,453)	(8,967)	2,331

Total increase (decrease) in net assets	(3,550,387)	1,958,163	(19,294)	7,353
Net assets at beginning of year	11,720,056	9,761,893	61,966	54,613

Net assets at end of year	$8,169,669	$11,720,056	$42,672	$61,966

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F14 Sub-Account		F21 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$1,020	$788	$25,129	$—
Net realized gains (losses)	14,572	5,160	527,238	1,354,637
Net change in unrealized appreciation/depreciation	(28,953)	4,196	(2,025,268)	(175,569)

Increase (decrease) in net assets from operations	(13,361)	10,144	(1,472,901)	1,179,068

Contract Owner Transactions:
Purchase payments received	2,742	3,710	98,636	89,468
Transfers between Sub-Accounts (including the Fixed Account), net	(105)	(2)	39,025	355,168
Withdrawals, surrenders, annuitizations and contract charges	(30,161)	(570)	(171,962)	(269,634)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(2,692)	(2,742)	(136,173)	(123,893)

Net increase (decrease) from contract owner transactions	(30,216)	396	(170,474)	51,109

Total increase (decrease) in net assets	(43,577)	10,540	(1,643,375)	1,230,177
Net assets at beginning of year	94,266	83,726	6,158,722	4,928,545

Net assets at end of year	$50,689	$94,266	$4,515,347	$6,158,722

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F26 Sub-Account		FM7 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$253,003	$223,180	$281,035	$262,563
Net realized gains (losses)	927,319	806,644	800,751	1,469,981
Net change in unrealized appreciation/depreciation	(5,429,055)	4,011,136	(5,455,062)	3,871,341

Increase (decrease) in net assets from operations	(4,248,733)	5,040,960	(4,373,276)	5,603,885

Contract Owner Transactions:
Purchase payments received	129,604	119,400	339,773	504,439
Transfers between Sub-Accounts (including the Fixed Account), net	377,515	654,657	337,382	(936,329)
Withdrawals, surrenders, annuitizations and contract charges	68,742	(152,462)	(535,682)	(694,770)
Mortality and expense risk charges	(7,814)	(10,515)	—	—
Charges for life insurance protection and monthly administration charge	(223,315)	(201,421)	(903,741)	(989,367)

Net increase (decrease) from contract owner transactions	344,732	409,659	(762,268)	(2,116,027)

Total increase (decrease) in net assets	(3,904,001)	5,450,619	(5,135,544)	3,487,858
Net assets at beginning of year	23,775,134	18,324,515	24,342,637	20,854,779

Net assets at end of year	$19,871,133	$23,775,134	$19,207,093	$24,342,637

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F41 Sub-Account		FM8 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$4,922	$6,992	$66,773	$684
Net realized gains (losses)	134,614	765,735	—	—
Net change in unrealized appreciation/depreciation	(439,292)	(277,600)	—	—

Increase (decrease) in net assets from operations	(299,756)	495,127	66,773	684

Contract Owner Transactions:
Purchase payments received	46,883	47,791	253,063	295,727
Transfers between Sub-Accounts (including the Fixed Account), net	10,747	(862,391)	(2,294,343)	394,151
Withdrawals, surrenders, annuitizations and contract charges	29,727	(22,984)	(113,688)	(266,194)
Mortality and expense risk charges	(364)	(483)	—	—
Charges for life insurance protection and monthly administration charge	(48,646)	(46,715)	(203,851)	(208,264)

Net increase (decrease) from contract owner transactions	38,347	(884,782)	(2,358,819)	215,420

Total increase (decrease) in net assets	(261,409)	(389,655)	(2,292,046)	216,104
Net assets at beginning of year	2,003,305	2,392,960	6,738,949	6,522,845

Net assets at end of year	$1,741,896	$2,003,305	$4,446,903	$6,738,949

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F23 Sub-Account		FE3 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$56,594	$31,037	$27,036	$13,710
Net realized gains (losses)	176,109	718,851	36,888	(18,524)
Net change in unrealized appreciation/depreciation	(2,035,818)	480,419	(183,639)	68,611

Increase (decrease) in net assets from operations	(1,803,115)	1,230,307	(119,715)	63,797

Contract Owner Transactions:
Purchase payments received	167,717	168,538	60,671	76,601
Transfers between Sub-Accounts (including the Fixed Account), net	117,705	92,257	(25,467)	(150,782)
Withdrawals, surrenders, annuitizations and contract charges	(141,770)	(206,882)	(104,406)	(272,981)
Mortality and expense risk charges	—	—	(267)	(510)
Charges for life insurance protection and monthly administration charge	(282,152)	(266,047)	(41,637)	(39,019)

Net increase (decrease) from contract owner transactions	(138,500)	(212,134)	(111,106)	(386,691)

Total increase (decrease) in net assets	(1,941,615)	1,018,173	(230,821)	(322,894)
Net assets at beginning of year	7,396,529	6,378,356	1,474,249	1,797,143

Net assets at end of year	$5,454,914	$7,396,529	$1,243,428	$1,474,249

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T20 Sub-Account		FE6 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$126,786	$86,089	$470	$552
Net realized gains (losses)	(171,151)	(125,374)	2,772	23
Net change in unrealized appreciation/depreciation	(302,618)	232,579	(8,573)	2,935

Increase (decrease) in net assets from operations	(346,983)	193,294	(5,331)	3,510

Contract Owner Transactions:
Purchase payments received	164,379	328,429	118	118
Transfers between Sub-Accounts (including the Fixed Account), net	(282,497)	63,307	—	—
Withdrawals, surrenders, annuitizations and contract charges	(42,254)	(244,220)	(184)	(203)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(239,698)	(217,110)	(268)	(214)

Net increase (decrease) from contract owner transactions	(400,070)	(69,594)	(334)	(299)

Total increase (decrease) in net assets	(747,053)	123,700	(5,665)	3,211
Net assets at beginning of year	4,594,971	4,471,271	33,375	30,164

Net assets at end of year	$3,847,918	$4,594,971	$27,710	$33,375

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F56 Sub-Account		F59 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$2,076	$19,817	$29,600	$26,270
Net realized gains (losses)	(51,985)	29,376	14,182	4,557
Net change in unrealized appreciation/depreciation	(122,538)	43,809	(79,713)	56,448

Increase (decrease) in net assets from operations	(172,447)	93,002	(35,931)	87,275

Contract Owner Transactions:
Purchase payments received	50,377	52,556	23,181	13,308
Transfers between Sub-Accounts (including the Fixed Account), net	(3,454)	(22,351)	(15,014)	49,204
Withdrawals, surrenders, annuitizations and contract charges	(74,365)	(215,706)	46,383	(37,869)
Mortality and expense risk charges	(16)	(18)	(153)	(140)
Charges for life insurance protection and monthly administration charge	(103,317)	(85,910)	(15,096)	(12,033)

Net increase (decrease) from contract owner transactions	(130,775)	(271,429)	39,301	12,470

Total increase (decrease) in net assets	(303,222)	(178,427)	3,370	99,745
Net assets at beginning of year	1,557,321	1,735,748	612,179	512,434

Net assets at end of year	$1,254,099	$1,557,321	$615,549	$612,179

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F54 Sub-Account		F53 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$21,862	$36,688	$14,317	$15,721
Net realized gains (losses)	128,081	476	203,307	31,848
Net change in unrealized appreciation/depreciation	(244,046)	173,865	(387,571)	293,646

Increase (decrease) in net assets from operations	(94,103)	211,029	(169,947)	341,215

Contract Owner Transactions:
Purchase payments received	26,837	28,430	20,676	24,092
Transfers between Sub-Accounts (including the Fixed Account), net	(25,939)	25,563	(60,619)	(22,263)
Withdrawals, surrenders, annuitizations and contract charges	(9,595)	(24,162)	(58,309)	(13,378)
Mortality and expense risk charges	(371)	(524)	(356)	(411)
Charges for life insurance protection and monthly administration charge	(37,901)	(33,151)	(34,940)	(31,959)

Net increase (decrease) from contract owner transactions	(46,969)	(3,844)	(133,548)	(43,919)

Total increase (decrease) in net assets	(141,072)	207,185	(303,495)	297,296
Net assets at beginning of year	1,291,873	1,084,688	1,623,244	1,325,948

Net assets at end of year	$1,150,801	$1,291,873	$1,319,749	$1,623,244

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T28 Sub-Account		T29 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$25,056	$24,629	$—	$—
Net realized gains (losses)	(11,704)	(13,475)	—	—
Net change in unrealized appreciation/depreciation	(82,048)	4,124	—	—

Increase (decrease) in net assets from operations	(68,696)	15,278	—	—

Contract Owner Transactions:
Purchase payments received	19,949	24,885	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(286)	(263,679)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(14,591)	(16,897)	(1)	—
Mortality and expense risk charges	(197)	(296)	—	—
Charges for life insurance protection and monthly administration charge	(14,684)	(14,166)	(2)	(5)

Net increase (decrease) from contract owner transactions	(9,809)	(270,153)	(3)	(5)

Total increase (decrease) in net assets	(78,505)	(254,875)	(3)	(5)
Net assets at beginning of year	621,329	876,204	3	8

Net assets at end of year	$542,824	$621,329	$—	$3

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	G30 Sub-Account		G32 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$1,508	$1,329	$3,922	$2,577
Net realized gains (losses)	12,327	17,904	86,981	82,043
Net change in unrealized appreciation/depreciation	(23,784)	11,235	(152,588)	32,490

Increase (decrease) in net assets from operations	(9,949)	30,468	(61,685)	117,110

Contract Owner Transactions:
Purchase payments received	1,706	2,212	569	569
Transfers between Sub-Accounts (including the Fixed Account), net	(6,782)	(5,627)	31,688	222,505
Withdrawals, surrenders, annuitizations and contract charges	(21)	(18)	(4,053)	(3,032)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(3,664)	(3,675)	(15,766)	(10,844)

Net increase (decrease) from contract owner transactions	(8,761)	(7,108)	12,438	209,198

Total increase (decrease) in net assets	(18,710)	23,360	(49,247)	326,308
Net assets at beginning of year	154,788	131,428	609,258	282,950

Net assets at end of year	$136,078	$154,788	$560,011	$609,258

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	521 Sub-Account		G33 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$(65)	$283	$5,666	$5,484
Net realized gains (losses)	987	53,975	(6,677)	3,366
Net change in unrealized appreciation/depreciation	(47,233)	(6,038)	(29,286)	16,479

Increase (decrease) in net assets from operations	(46,311)	48,220	(30,297)	25,329

Contract Owner Transactions:
Purchase payments received	4,104	4,451	10,743	12,578
Transfers between Sub-Accounts (including the Fixed Account), net	728	(35,228)	(321)	(43,704)
Withdrawals, surrenders, annuitizations and contract charges	(146)	(99)	(245)	(1,823)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(5,618)	(5,294)	(16,167)	(14,278)

Net increase (decrease) from contract owner transactions	(932)	(36,170)	(5,990)	(47,227)

Total increase (decrease) in net assets	(47,243)	12,050	(36,287)	(21,898)
Net assets at beginning of year	237,315	225,265	224,046	245,944

Net assets at end of year	$190,072	$237,315	$187,759	$224,046

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	G31 Sub-Account		V15 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$39,696	$43,423	$(511)	$(672)
Net realized gains (losses)	87,637	1,476,284	299,281	277,663
Net change in unrealized appreciation/depreciation	(1,317,822)	(101,143)	(738,525)	(113,865)

Increase (decrease) in net assets from operations	(1,190,489)	1,418,564	(439,755)	163,126

Contract Owner Transactions:
Purchase payments received	82,199	86,487	12,053	13,245
Transfers between Sub-Accounts (including the Fixed Account), net	(27,281)	(80,135)	(11,098)	(155,186)
Withdrawals, surrenders, annuitizations and contract charges	(51,720)	(109,688)	3,315	3,831
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(210,753)	(180,927)	(53,115)	(48,345)

Net increase (decrease) from contract owner transactions	(207,555)	(284,263)	(48,845)	(186,455)

Total increase (decrease) in net assets	(1,398,044)	1,134,301	(488,600)	(23,329)
Net assets at beginning of year	6,073,085	4,938,784	1,425,874	1,449,203

Net assets at end of year	$4,675,041	$6,073,085	$937,274	$1,425,874

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	V35 Sub-Account		V13 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$3,180	$512	$1,118	$1,554
Net realized gains (losses)	131,360	6,029	4,458	20,988
Net change in unrealized appreciation/depreciation	(93,290)	57,991	(4,950)	22,969

Increase (decrease) in net assets from operations	41,250	64,532	626	45,511

Contract Owner Transactions:
Purchase payments received	13,659	10,380	4,563	4,660
Transfers between Sub-Accounts (including the Fixed Account), net	378,482	26,401	(916)	(255,853)
Withdrawals, surrenders, annuitizations and contract charges	(723)	(5,692)	(3,283)	(17,698)
Mortality and expense risk charges	(7)	(13)	(33)	(52)
Charges for life insurance protection and monthly administration charge	(16,812)	(11,601)	(3,657)	(3,205)

Net increase (decrease) from contract owner transactions	374,599	19,475	(3,326)	(272,148)

Total increase (decrease) in net assets	415,849	84,007	(2,700)	(226,637)
Net assets at beginning of year	312,139	228,132	84,842	311,479

Net assets at end of year	$727,988	$312,139	$82,142	$84,842

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A39 Sub-Account		V11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$10,380	$8,214	$8,439	$10,690
Net realized gains (losses)	185,860	38,094	82,094	28,383
Net change in unrealized appreciation/depreciation	(474,422)	260,040	(144,191)	64,909

Increase (decrease) in net assets from operations	(278,182)	306,348	(53,658)	103,982

Contract Owner Transactions:
Purchase payments received	15,156	16,995	5,425	6,831
Transfers between Sub-Accounts (including the Fixed Account), net	(27,520)	(15,951)	(37,482)	27,111
Withdrawals, surrenders, annuitizations and contract charges	(3,728)	(21,989)	(19,578)	(13,895)
Mortality and expense risk charges	(277)	(436)	(48)	(75)
Charges for life insurance protection and monthly administration charge	(31,472)	(32,856)	(24,497)	(20,833)

Net increase (decrease) from contract owner transactions	(47,841)	(54,237)	(76,180)	(861)

Total increase (decrease) in net assets	(326,023)	252,111	(129,838)	103,121
Net assets at beginning of year	1,388,099	1,135,988	700,029	596,908

Net assets at end of year	$1,062,076	$1,388,099	$570,191	$700,029

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	IB1 Sub-Account		A21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$22,900	$22,088	$86,911	$82,639
Net realized gains (losses)	147,899	48,040	499,863	553,938
Net change in unrealized appreciation/depreciation	(252,034)	287,732	(1,747,067)	(261,593)

Increase (decrease) in net assets from operations	(81,235)	357,860	(1,160,293)	374,984

Contract Owner Transactions:
Purchase payments received	23,795	112,526	146,458	142,827
Transfers between Sub-Accounts (including the Fixed Account), net	42,922	(159,018)	(285,091)	(58,204)
Withdrawals, surrenders, annuitizations and contract charges	(19,505)	(105,919)	(140,583)	(154,442)
Mortality and expense risk charges	—	—	(202)	(258)
Charges for life insurance protection and monthly administration charge	(88,641)	(69,754)	(277,015)	(285,108)

Net increase (decrease) from contract owner transactions	(41,429)	(222,165)	(556,433)	(355,185)

Total increase (decrease) in net assets	(122,664)	135,695	(1,716,726)	19,799
Net assets at beginning of year	1,456,995	1,321,300	6,466,984	6,447,185

Net assets at end of year	$1,334,331	$1,456,995	$4,750,258	$6,466,984

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	I76 Sub-Account		MB0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$420	$—	$—
Net realized gains (losses)	44,368	18,333	54,719	155,706
Net change in unrealized appreciation/depreciation	(99,268)	22,183	(220,730)	(11,799)

Increase (decrease) in net assets from operations	(54,900)	40,936	(166,011)	143,907

Contract Owner Transactions:
Purchase payments received	123	—	22,467	21,350
Transfers between Sub-Accounts (including the Fixed Account), net	25,058	35,470	1,934	(58,077)
Withdrawals, surrenders, annuitizations and contract charges	(480)	(8,117)	3,945	2,219
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(10,196)	(7,822)	(25,132)	(23,034)

Net increase (decrease) from contract owner transactions	14,505	19,531	3,214	(57,542)

Total increase (decrease) in net assets	(40,395)	60,467	(162,797)	86,365
Net assets at beginning of year	254,742	194,275	915,919	829,554

Net assets at end of year	$214,347	$254,742	$753,122	$915,919

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB1 Sub-Account		MB5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$18,659	$18,246	$—	$—
Net realized gains (losses)	(1,219)	9,061	(11,136)	523,388
Net change in unrealized appreciation/depreciation	(125,139)	50,421	(427,533)	(283,830)

Increase (decrease) in net assets from operations	(107,699)	77,728	(438,669)	239,558

Contract Owner Transactions:
Purchase payments received	13,508	14,031	24,283	22,898
Transfers between Sub-Accounts (including the Fixed Account), net	23,847	(7,839)	(1,373,351)	1,368,844
Withdrawals, surrenders, annuitizations and contract charges	(2,282)	(2,022)	4,914	4,086
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(25,166)	(21,841)	(41,892)	(44,401)

Net increase (decrease) from contract owner transactions	9,907	(17,671)	(1,386,046)	1,351,427

Total increase (decrease) in net assets	(97,792)	60,057	(1,824,715)	1,590,985
Net assets at beginning of year	767,392	707,335	2,671,640	1,080,655

Net assets at end of year	$669,600	$767,392	$846,925	$2,671,640

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA9 Sub-Account		M07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$9,323	$7,960	$46,057	$63,706
Net realized gains (losses)	25,846	9,532	252,030	330,487
Net change in unrealized appreciation/depreciation	(43,100)	112,320	(593,995)	43,146

Increase (decrease) in net assets from operations	(7,931)	129,812	(295,908)	437,339

Contract Owner Transactions:
Purchase payments received	14,945	16,691	96,323	91,192
Transfers between Sub-Accounts (including the Fixed Account), net	(59,186)	(41,852)	(27,634)	(194,278)
Withdrawals, surrenders, annuitizations and contract charges	588	(871)	(109,451)	(277,774)
Mortality and expense risk charges	—	—	—	—
Charges for life insurance protection and monthly administration charge	(18,391)	(15,134)	(138,065)	(128,195)

Net increase (decrease) from contract owner transactions	(62,044)	(41,166)	(178,827)	(509,055)

Total increase (decrease) in net assets	(69,975)	88,646	(474,735)	(71,716)
Net assets at beginning of year	524,229	435,583	3,151,184	3,222,900

Net assets at end of year	$454,254	$524,229	$2,676,449	$3,151,184

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD8 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$79,724	$(2,287)	$3,910	$2,742
Net realized gains (losses)	—	—	14,039	21,760
Net change in unrealized appreciation/depreciation	—	—	(45,913)	(1,158)

Increase (decrease) in net assets from operations	79,724	(2,287)	(27,964)	23,344

Contract Owner Transactions:
Purchase payments received	416,306	468,787	26,563	10,041
Transfers between Sub-Accounts (including the Fixed Account), net	4,145,796	(2,277,224)	(6,159)	49,748
Withdrawals, surrenders, annuitizations and contract charges	(19,074)	(492,434)	72,220	(33,138)
Mortality and expense risk charges	(667)	(1,091)	(99)	(92)
Charges for life insurance protection and monthly administration charge	(541,410)	(433,792)	(9,000)	(7,835)

Net increase (decrease) from contract owner transactions	4,000,951	(2,735,754)	83,525	18,724

Total increase (decrease) in net assets	4,080,675	(2,738,041)	55,561	42,068
Net assets at beginning of year	3,074,569	5,812,610	214,772	172,704

Net assets at end of year	$7,155,244	$3,074,569	$270,333	$214,772

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M31 Sub-Account		MF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(190)	$(341)	$(2,075)	$(2,609)
Net realized gains (losses)	271,544	837,659	433,264	1,720,908
Net change in unrealized appreciation/depreciation	(1,219,209)	(192,152)	(2,601,914)	(788,430)

Increase (decrease) in net assets from operations	(947,855)	645,166	(2,170,725)	929,869

Contract Owner Transactions:
Purchase payments received	49,286	66,502	53,786	58,374
Transfers between Sub-Accounts (including the Fixed Account), net	(102,720)	(1,009,263)	(1,512,474)	1,130,202
Withdrawals, surrenders, annuitizations and contract charges	(92,181)	(333,505)	(6,581)	(156,667)
Mortality and expense risk charges	(494)	(976)	(429)	(582)
Charges for life insurance protection and monthly administration charge	(125,397)	(131,817)	(282,079)	(265,547)

Net increase (decrease) from contract owner transactions	(271,506)	(1,409,059)	(1,747,777)	765,780

Total increase (decrease) in net assets	(1,219,361)	(763,893)	(3,918,502)	1,695,649
Net assets at beginning of year	3,075,037	3,838,930	8,428,223	6,732,574

Net assets at end of year	$1,855,676	$3,075,037	$4,509,721	$8,428,223

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M05 Sub-Account		M06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$(531)	$(755)	$107,584	$155,298
Net realized gains (losses)	723,856	1,023,376	3,053	83,929
Net change in unrealized appreciation/depreciation	(2,070,929)	(947,880)	(720,212)	(281,091)

Increase (decrease) in net assets from operations	(1,347,604)	74,741	(609,575)	(41,864)

Contract Owner Transactions:
Purchase payments received	47,594	82,263	101,658	130,441
Transfers between Sub-Accounts (including the Fixed Account), net	(476,644)	(269,521)	799,258	(1,234,752)
Withdrawals, surrenders, annuitizations and contract charges	(138,496)	(198,426)	(204,998)	(124,660)
Mortality and expense risk charges	(264)	(375)	(828)	(3,346)
Charges for life insurance protection and monthly administration charge	(162,608)	(216,650)	(174,305)	(158,636)

Net increase (decrease) from contract owner transactions	(730,418)	(602,709)	520,785	(1,390,953)

Total increase (decrease) in net assets	(2,078,022)	(527,968)	(88,790)	(1,432,817)
Net assets at beginning of year	4,719,585	5,247,553	4,537,195	5,970,012

Net assets at end of year	$2,641,563	$4,719,585	$4,448,405	$4,537,195

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M33 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$22,562	$30,446	$58,252	$40,913
Net realized gains (losses)	667,445	578,017	115,317	91,999
Net change in unrealized appreciation/depreciation	(1,629,860)	650,314	(120,542)	191,313

Increase (decrease) in net assets from operations	(939,853)	1,258,777	53,027	324,225

Contract Owner Transactions:
Purchase payments received	90,600	93,016	44,948	49,515
Transfers between Sub-Accounts (including the Fixed Account), net	(26,867)	(622,830)	252,486	(20,761)
Withdrawals, surrenders, annuitizations and contract charges	(75,117)	(375,093)	(139,692)	(81,472)
Mortality and expense risk charges	(115)	(1,166)	—	—
Charges for life insurance protection and monthly administration charge	(284,569)	(233,270)	(94,259)	(71,945)

Net increase (decrease) from contract owner transactions	(296,068)	(1,139,343)	63,483	(124,663)

Total increase (decrease) in net assets	(1,235,921)	119,434	116,510	199,562
Net assets at beginning of year	5,543,619	5,424,185	2,555,726	2,356,164

Net assets at end of year	$4,307,698	$5,543,619	$2,672,236	$2,555,726

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$5,483	$4,143	$114,929	$115,422
Net realized gains (losses)	20,096	13,054	601,068	314,698
Net change in unrealized appreciation/depreciation	(25,403)	17,662	(1,262,139)	1,474,641

Increase (decrease) in net assets from operations	176	34,859	(546,142)	1,904,761

Contract Owner Transactions:
Purchase payments received	11,222	12,697	117,442	118,639
Transfers between Sub-Accounts (including the Fixed Account), net	(8,006)	10,410	25,738	219,635
Withdrawals, surrenders, annuitizations and contract charges	(22,699)	(24,042)	(207,577)	(251,230)
Mortality and expense risk charges	(85)	(153)	(707)	(1,447)
Charges for life insurance protection and monthly administration charge	(9,917)	(8,723)	(339,500)	(268,856)

Net increase (decrease) from contract owner transactions	(29,485)	(9,811)	(404,604)	(183,259)

Total increase (decrease) in net assets	(29,309)	25,048	(950,746)	1,721,502
Net assets at beginning of year	277,662	252,614	9,217,867	7,496,365

Net assets at end of year	$248,353	$277,662	$8,267,121	$9,217,867

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M08 Sub-Account		MB6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$14,537	$16,463	$17,450	$18,535
Net realized gains (losses)	113,217	52,994	327,372	254,689
Net change in unrealized appreciation/depreciation	(227,141)	253,589	(665,828)	202,002

Increase (decrease) in net assets from operations	(99,387)	323,046	(321,006)	475,226

Contract Owner Transactions:
Purchase payments received	24,972	31,420	19,214	23,840
Transfers between Sub-Accounts (including the Fixed Account), net	(269,407)	(90,049)	(65,963)	(240,044)
Withdrawals, surrenders, annuitizations and contract charges	(15,234)	(13,093)	(19,296)	(88,972)
Mortality and expense risk charges	(170)	(345)	—	—
Charges for life insurance protection and monthly administration charge	(39,621)	(32,198)	(66,559)	(59,112)

Net increase (decrease) from contract owner transactions	(299,460)	(104,265)	(132,604)	(364,288)

Total increase (decrease) in net assets	(398,847)	218,781	(453,610)	110,938
Net assets at beginning of year	1,531,183	1,312,402	1,990,856	1,879,918

Net assets at end of year	$1,132,336	$1,531,183	$1,537,246	$1,990,856

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA0 Sub-Account		MA1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$37,453	$37,166	$81,870	$6,886
Net realized gains (losses)	59,723	32,396	125,161	62,858
Net change in unrealized appreciation/depreciation	(323,275)	(93,228)	(709,237)	(245,512)

Increase (decrease) in net assets from operations	(226,099)	(23,666)	(502,206)	(175,768)

Contract Owner Transactions:
Purchase payments received	14,997	18,941	26,490	24,716
Transfers between Sub-Accounts (including the Fixed Account), net	23,710	7,515	39,249	112,591
Withdrawals, surrenders, annuitizations and contract charges	(3,217)	(30,343)	(10,534)	(129,775)
Mortality and expense risk charges	(428)	(532)	(1,033)	(1,575)
Charges for life insurance protection and monthly administration charge	(32,313)	(29,831)	(36,543)	(38,300)

Net increase (decrease) from contract owner transactions	2,749	(34,250)	17,629	(32,343)

Total increase (decrease) in net assets	(223,350)	(57,916)	(484,577)	(208,111)
Net assets at beginning of year	1,344,959	1,402,875	2,437,144	2,645,255

Net assets at end of year	$1,121,609	$1,344,959	$1,952,567	$2,437,144

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M92 Sub-Account		M96 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$2,669	$1,274	$44,055	$56,985
Net realized gains (losses)	7,488	7,842	(22,494)	(15,225)
Net change in unrealized appreciation/depreciation	(22,233)	(4,889)	(309,340)	(96,540)

Increase (decrease) in net assets from operations	(12,076)	4,227	(287,779)	(54,780)

Contract Owner Transactions:
Purchase payments received	—	3,814	115,768	103,757
Transfers between Sub-Accounts (including the Fixed Account), net	(960)	1,851	4,151	(464,905)
Withdrawals, surrenders, annuitizations and contract charges	(2,419)	(1)	(60,893)	(15,729)
Mortality and expense risk charges	(75)	(131)	—	—
Charges for life insurance protection and monthly administration charge	(12,818)	(12,251)	(161,914)	(154,693)

Net increase (decrease) from contract owner transactions	(16,272)	(6,718)	(102,888)	(531,570)

Total increase (decrease) in net assets	(28,348)	(2,491)	(390,667)	(586,350)
Net assets at beginning of year	161,097	163,588	2,424,034	3,010,384

Net assets at end of year	$132,749	$161,097	$2,033,367	$2,424,034

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD2 Sub-Account		MA6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$4,807	$6,142	$205,727	$216,272
Net realized gains (losses)	(2,910)	(5,319)	(113,190)	(47,342)
Net change in unrealized appreciation/depreciation	(38,503)	(13,395)	(552,436)	(24,860)

Increase (decrease) in net assets from operations	(36,606)	(12,572)	(459,899)	144,070

Contract Owner Transactions:
Purchase payments received	19,008	17,846	142,748	151,412
Transfers between Sub-Accounts (including the Fixed Account), net	20,034	(217,308)	(98,349)	234,999
Withdrawals, surrenders, annuitizations and contract charges	(445)	(122,008)	(91,993)	(243,208)
Mortality and expense risk charges	(102)	(306)	(374)	(374)
Charges for life insurance protection and monthly administration charge	(16,282)	(14,869)	(250,834)	(226,579)

Net increase (decrease) from contract owner transactions	22,213	(336,645)	(298,802)	(83,750)

Total increase (decrease) in net assets	(14,393)	(349,217)	(758,701)	60,320
Net assets at beginning of year	273,985	623,202	4,329,793	4,269,473

Net assets at end of year	$259,592	$273,985	$3,571,092	$4,329,793

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M97 Sub-Account		MD5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$9,335	$9,494	$1,376	$3,033
Net realized gains (losses)	96,857	117,987	4,925	76,474
Net change in unrealized appreciation/depreciation	(395,219)	29,506	(84,896)	(18,324)

Increase (decrease) in net assets from operations	(289,027)	156,987	(78,595)	61,183

Contract Owner Transactions:
Purchase payments received	43,358	39,680	3,759	7,156
Transfers between Sub-Accounts (including the Fixed Account), net	190,608	130,967	17,794	(222,585)
Withdrawals, surrenders, annuitizations and contract charges	(49,348)	(21,913)	(68,083)	(2,099)
Mortality and expense risk charges	—	—	(100)	(778)
Charges for life insurance protection and monthly administration charge	(63,524)	(60,309)	(16,334)	(17,881)

Net increase (decrease) from contract owner transactions	121,094	88,425	(62,964)	(236,187)

Total increase (decrease) in net assets	(167,933)	245,412	(141,559)	(175,004)
Net assets at beginning of year	1,868,715	1,623,303	465,827	640,831

Net assets at end of year	$1,700,782	$1,868,715	$324,268	$465,827

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MD6 Sub-Account		ME3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,242	$4,675	$15,118	$2,918
Net realized gains (losses)	344,466	371,499	6,164	25,769
Net change in unrealized appreciation/depreciation	(818,808)	165,601	(202,436)	12,923

Increase (decrease) in net assets from operations	(473,100)	541,775	(181,154)	41,610

Contract Owner Transactions:
Purchase payments received	40,639	39,471	9,609	8,795
Transfers between Sub-Accounts (including the Fixed Account), net	44,576	(47,269)	357,774	570,159
Withdrawals, surrenders, annuitizations and contract charges	(32,213)	(46,219)	(2,751)	(4,535)
Mortality and expense risk charges	—	—	(1,105)	(1,254)
Charges for life insurance protection and monthly administration charge	(71,155)	(67,842)	(14,698)	(13,345)

Net increase (decrease) from contract owner transactions	(18,153)	(121,859)	348,829	559,820

Total increase (decrease) in net assets	(491,253)	419,916	167,675	601,430
Net assets at beginning of year	2,596,216	2,176,300	1,008,140	406,710

Net assets at end of year	$2,104,963	$2,596,216	$1,175,815	$1,008,140

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB8 Sub-Account		MF4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$30,924	$41,422	$41,574	$71,049
Net realized gains (losses)	880,471	9,949	40,056	137,252
Net change in unrealized appreciation/depreciation	(1,811,309)	1,132,379	(531,503)	(1,074)

Increase (decrease) in net assets from operations	(899,914)	1,183,750	(449,873)	207,227

Contract Owner Transactions:
Purchase payments received	68,954	94,883	20,316	122,974
Transfers between Sub-Accounts (including the Fixed Account), net	(93,500)	(176,889)	6,954	172,300
Withdrawals, surrenders, annuitizations and contract charges	(45,299)	(57,764)	(911,562)	(80,351)
Mortality and expense risk charges	(748)	(1,234)	(712)	(863)
Charges for life insurance protection and monthly administration charge	(128,197)	(154,243)	(172,668)	(302,996)

Net increase (decrease) from contract owner transactions	(198,790)	(295,247)	(1,057,672)	(88,936)

Total increase (decrease) in net assets	(1,098,704)	888,503	(1,507,545)	118,291
Net assets at beginning of year	4,958,465	4,069,962	3,180,043	3,061,752

Net assets at end of year	$3,859,761	$4,958,465	$1,672,498	$3,180,043

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF6 Sub-Account		MF8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$79,198	$83,351	$44,625	$54,535
Net realized gains (losses)	400,668	213,444	311,578	237,391
Net change in unrealized appreciation/depreciation	(2,124,584)	1,174,965	(943,261)	177,905

Increase (decrease) in net assets from operations	(1,644,718)	1,471,760	(587,058)	469,831

Contract Owner Transactions:
Purchase payments received	120,524	124,227	28,622	59,544
Transfers between Sub-Accounts (including the Fixed Account), net	(2,845)	(240,408)	(10,378)	242,091
Withdrawals, surrenders, annuitizations and contract charges	(133,907)	(92,455)	(155,442)	(380,359)
Mortality and expense risk charges	(260)	(322)	(276)	(333)
Charges for life insurance protection and monthly administration charge	(191,032)	(162,606)	(67,406)	(117,724)

Net increase (decrease) from contract owner transactions	(207,520)	(371,564)	(204,880)	(196,781)

Total increase (decrease) in net assets	(1,852,238)	1,100,196	(791,938)	273,050
Net assets at beginning of year	6,188,574	5,088,378	3,308,212	3,035,162

Net assets at end of year	$4,336,336	$6,188,574	$2,516,274	$3,308,212

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG0 Sub-Account		MF2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$35,573	$10,058	$93,261	$107,224
Net realized gains (losses)	48,089	51,627	(531)	16,373
Net change in unrealized appreciation/depreciation	(290,321)	(55,448)	(289,710)	(115,919)

Increase (decrease) in net assets from operations	(206,659)	6,237	(196,980)	7,678

Contract Owner Transactions:
Purchase payments received	9,463	12,364	211,445	211,029
Transfers between Sub-Accounts (including the Fixed Account), net	197,383	(205,710)	163,937	(82,401)
Withdrawals, surrenders, annuitizations and contract charges	(6,416)	(72,771)	(90,624)	(122,980)
Mortality and expense risk charges	(582)	(1,132)	(266)	(309)
Charges for life insurance protection and monthly administration charge	(16,638)	(17,568)	(257,041)	(212,788)

Net increase (decrease) from contract owner transactions	183,210	(284,817)	27,451	(207,449)

Total increase (decrease) in net assets	(23,449)	(278,580)	(169,529)	(199,771)
Net assets at beginning of year	936,171	1,214,751	4,779,418	4,979,189

Net assets at end of year	$912,722	$936,171	$4,609,889	$4,779,418

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG3 Sub-Account		MG5 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$51,568	$43,419	$121,846	$146,027
Net realized gains (losses)	459,325	65,048	632,488	425,273
Net change in unrealized appreciation/depreciation	(1,020,915)	1,324,311	(1,902,771)	214,409

Increase (decrease) in net assets from operations	(510,022)	1,432,778	(1,148,437)	785,709

Contract Owner Transactions:
Purchase payments received	98,218	188,051	165,687	183,321
Transfers between Sub-Accounts (including the Fixed Account), net	(173,369)	(71,436)	623	261,919
Withdrawals, surrenders, annuitizations and contract charges	(96,470)	(209,456)	(104,711)	(771,004)
Mortality and expense risk charges	(147)	(222)	(2,236)	(3,537)
Charges for life insurance protection and monthly administration charge	(202,368)	(162,787)	(212,184)	(190,891)

Net increase (decrease) from contract owner transactions	(374,136)	(255,850)	(152,821)	(520,192)

Total increase (decrease) in net assets	(884,158)	1,176,928	(1,301,258)	265,517
Net assets at beginning of year	5,893,730	4,716,802	6,929,251	6,663,734

Net assets at end of year	$5,009,572	$5,893,730	$5,627,993	$6,929,251

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	ME0 Sub-Account		V43 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$6,993	$6,155	$—	$—
Net realized gains (losses)	224,442	4,143	67,464	351,527
Net change in unrealized appreciation/depreciation	(309,111)	235,136	(388,236)	(493,080)

Increase (decrease) in net assets from operations	(77,676)	245,434	(320,772)	(141,553)

Contract Owner Transactions:
Purchase payments received	29,009	18,022	14,982	27,198
Transfers between Sub-Accounts (including the Fixed Account), net	351,106	(175,237)	11,850	(661,301)
Withdrawals, surrenders, annuitizations and contract charges	(40,818)	(61,396)	(201)	(51,362)
Mortality and expense risk charges	(43)	(78)	(51)	(251)
Charges for life insurance protection and monthly administration charge	(44,503)	(35,777)	(12,647)	(23,210)

Net increase (decrease) from contract owner transactions	294,751	(254,466)	13,933	(708,926)

Total increase (decrease) in net assets	217,075	(9,032)	(306,839)	(850,479)
Net assets at beginning of year	860,870	869,902	482,030	1,332,509

Net assets at end of year	$1,077,945	$860,870	$175,191	$482,030

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	O01 Sub-Account		O19 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	407,751	114,536	36,979	16,079
Net change in unrealized appreciation/depreciation	(886,769)	184,529	(77,120)	11,294

Increase (decrease) in net assets from operations	(479,018)	299,065	(40,141)	27,373

Contract Owner Transactions:
Purchase payments received	24,775	27,380	1,058	1,109
Transfers between Sub-Accounts (including the Fixed Account), net	(41,015)	(36,716)	782	(1,314)
Withdrawals, surrenders, annuitizations and contract charges	(6,022)	(38,145)	(275)	(21,191)
Mortality and expense risk charges	—	—	(25)	(37)
Charges for life insurance protection and monthly administration charge	(62,592)	(50,789)	(1,084)	(1,069)

Net increase (decrease) from contract owner transactions	(84,854)	(98,270)	456	(22,502)

Total increase (decrease) in net assets	(563,872)	200,795	(39,685)	4,871
Net assets at beginning of year	1,572,008	1,371,213	129,655	124,784

Net assets at end of year	$1,008,136	$1,572,008	$89,970	$129,655

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	O00 Sub-Account		O20 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	54,976	30,327	25,977	10,607
Net change in unrealized appreciation/depreciation	(137,706)	13,388	(83,993)	12,853

Increase (decrease) in net assets from operations	(82,730)	43,715	(58,016)	23,460

Contract Owner Transactions:
Purchase payments received	—	—	2,104	2,444
Transfers between Sub-Accounts (including the Fixed Account), net	12	—	8,412	4,436
Withdrawals, surrenders, annuitizations and contract charges	(496)	(607)	(194)	(678)
Mortality and expense risk charges	—	—	(8)	(9)
Charges for life insurance protection and monthly administration charge	(6,655)	(6,974)	(1,158)	(1,178)

Net increase (decrease) from contract owner transactions	(7,139)	(7,581)	9,156	5,015

Total increase (decrease) in net assets	(89,869)	36,134	(48,860)	28,475
Net assets at beginning of year	268,279	232,145	180,621	152,146

Net assets at end of year	$178,410	$268,279	$131,761	$180,621

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	O21 Sub-Account		P10 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$1,038	$1,391	$119,153	$14,817
Net realized gains (losses)	56,721	18,076	33,799	1,523
Net change in unrealized appreciation/depreciation	(106,268)	43,402	(87,773)	73,316

Increase (decrease) in net assets from operations	(48,509)	62,869	65,179	89,656

Contract Owner Transactions:
Purchase payments received	5,336	7,557	11,200	15,697
Transfers between Sub-Accounts (including the Fixed Account), net	(154,468)	(3,361)	(115,932)	224,306
Withdrawals, surrenders, annuitizations and contract charges	(445)	(3,330)	(11,520)	(11,963)
Mortality and expense risk charges	(40)	(115)	(437)	(376)
Charges for life insurance protection and monthly administration charge	(4,861)	(1,988)	(18,165)	(12,975)

Net increase (decrease) from contract owner transactions	(154,478)	(1,237)	(134,854)	214,689

Total increase (decrease) in net assets	(202,987)	61,632	(69,675)	304,345
Net assets at beginning of year	288,735	227,103	562,883	258,538

Net assets at end of year	$85,748	$288,735	$493,208	$562,883

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	PK8 Sub-Account		PK9 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$103,379	$120,820	$496	$590
Net realized gains (losses)	(53,934)	(13,839)	3,867	3,319
Net change in unrealized appreciation/depreciation	(454,259)	(175,745)	(9,657)	(530)

Increase (decrease) in net assets from operations	(404,814)	(68,764)	(5,294)	3,379

Contract Owner Transactions:
Purchase payments received	104,450	107,946	1,139	—
Transfers between Sub-Accounts (including the Fixed Account), net	(90,889)	97,162	—	—
Withdrawals, surrenders, annuitizations and contract charges	(33,116)	(213,484)	(25)	(31)
Mortality and expense risk charges	(99)	(255)	(4)	(4)
Charges for life insurance protection and monthly administration charge	(125,478)	(118,406)	(2,697)	(2,425)

Net increase (decrease) from contract owner transactions	(145,132)	(127,037)	(1,587)	(2,460)

Total increase (decrease) in net assets	(549,946)	(195,801)	(6,881)	919
Net assets at beginning of year	2,574,107	2,769,908	28,698	27,779

Net assets at end of year	$2,024,161	$2,574,107	$21,817	$28,698

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P06 Sub-Account		P07 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$101,225	$77,005	$161,308	$130,168
Net realized gains (losses)	7,743	16,285	(173,115)	294,872
Net change in unrealized appreciation/depreciation	(298,463)	(8,925)	(1,003,929)	(517,993)

Increase (decrease) in net assets from operations	(189,495)	84,365	(1,015,736)	(92,953)

Contract Owner Transactions:
Purchase payments received	41,435	72,414	308,474	311,222
Transfers between Sub-Accounts (including the Fixed Account), net	102,851	31,447	(412,446)	679,903
Withdrawals, surrenders, annuitizations and contract charges	(79,254)	(101,754)	(185,060)	(460,753)
Mortality and expense risk charges	—	—	(11)	(14)
Charges for life insurance protection and monthly administration charge	(57,212)	(93,267)	(398,241)	(426,486)

Net increase (decrease) from contract owner transactions	7,820	(91,160)	(687,284)	103,872

Total increase (decrease) in net assets	(181,675)	(6,795)	(1,703,020)	10,919
Net assets at beginning of year	1,581,514	1,588,309	7,212,993	7,202,074

Net assets at end of year	$1,399,839	$1,581,514	$5,509,973	$7,212,993

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	307 Sub-Account		W42 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Operations:
Net investment income (loss)	$—	$—	$—	$1,642
Net realized gains (losses)	570,632	1,891,427	(14,717)	7,586
Net change in unrealized appreciation/depreciation	(4,849,782)	(163,406)	(43,896)	8,568

Increase (decrease) in net assets from operations	(4,279,150)	1,728,021	(58,613)	17,796

Contract Owner Transactions:
Purchase payments received	119,175	139,381	4,195	5,750
Transfers between Sub-Accounts (including the Fixed Account), net	159,050	(55,629)	(97,033)	(353)
Withdrawals, surrenders, annuitizations and contract charges	(94,770)	(292,285)	(307)	(2,277)
Mortality and expense risk charges	—	—	(26)	(92)
Charges for life insurance protection and monthly administration charge	(286,173)	(322,355)	(3,419)	(1,655)

Net increase (decrease) from contract owner transactions	(102,718)	(530,888)	(96,590)	1,373

Total increase (decrease) in net assets	(4,381,868)	1,197,133	(155,203)	19,169
Net assets at beginning of year	11,133,594	9,936,461	213,604	194,435

Net assets at end of year	$6,751,726	$11,133,594	$58,401	$213,604

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account I (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on August 25, 1999 as a funding vehicle for the variable portion of Futurity Variable Universal Life (“VUL”) contracts, Futurity Protector VUL contracts, Futurity Protector II VUL contracts, Futurity Accumulator VUL contracts, Futurity Accumulator II VUL contracts, Futurity Survivorship VUL contracts, Futurity Survivorship II VUL contracts, Executive VUL contracts, Prime VUL contracts, Protector VUL contracts, Prime Survivorship VUL contracts and certain other individual variable universal life insurance contracts (the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
A21 A70 AL1 W42	Invesco V.I. International Growth Fund I AB VPS Global Thematic Growth Portfolio (Class B) AB VPS Balanced Wealth Strategy Portfolio (Class B) Wanger USA	4/29/2022 5/1/2022 5/1/2022 5/1/2022

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years), is as follows:

Sub-Account	Effective Date
O00	April 30, 2020

There were no Sub-Accounts liquidated or merged with existing Sub-Accounts during the current year. There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2022. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the “Transfer between Sub-Accounts (including the Fixed Account), net” line on the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is the fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2022, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2022, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2022. There were no transfers between levels during the year ended December 31, 2022.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the contract’s account value, through the redemption of fund units for the mortality and expense risks assumed by the Sponsor. For the Executive Product this charge is deducted daily over the duration of the policy, and is guaranteed not to exceed an annual rate of 0.60% of the Variable Account assets. For the Single Life (Futurity VUL, Protector VUL, Protector II VUL, Accumulator VUL, Accumulator II VUL, Prime VUL and Protector VUL) and Survivorship Products (Survivorship VUL, Survivorship II VUL and Prime Survivorship VUL) the charge is deducted monthly with the maximum deduction not exceeding an annual rate of 0.75% of the Variable Account assets over a range of five to 15 policy years, depending on the product purchased. Thereafter, the effective annual rates range from 0.10% to 0.20% for the Single Life Products, and 0.20% to 0.36% for the Survivorship Products. These charges are reflected in the Statements of Changes in Net Assets.

Administration charges

An account administration fee (“Account Fee”) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses and issuances costs. For the Executive Product, the monthly expense charge of $5 to $10 is deducted over the duration of the policy, combined with a monthly charge based on the specified face amount of the policy. The monthly charge for the Single Life Products ranges from $8 to $10 for all policy years, combined with a monthly face amount charge for the first 5 to 20 policy years following policy issue, or each specified face amount increase, depending on the product purchased. For the Futurity Survivorship II Product, the monthly expense charge is deducted for the first 10 policy years, and for the first 10 policy years following the effective date of each specified face amount increase. The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured. For the Prime Survivorship Product, the monthly expense charge is $10 for all policy years, combined with a monthly face amount charge for the first 10 policy years, and for the first 10 policy years following the effective date of each specified face amount increase. The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured. The Account Fee is reflected in the Statements of Changes in Net Assets as part of “Charges for life insurance protection and monthly administration charge”.

Sales charges

Certain charges are deducted from the premium before it is allocated by Sub-Account. For the Executive Product the charge on premiums up to and including the premium amount used to determine commission payments to Selling Broker-Dealers (“Target Premium”) will not exceed 35% in Policy Year 1, 12% in Policy Years 2-10 and 5% thereafter. The charge on premium in excess of Target Premium will not exceed 5%. The current charge for the Single Life Products can range from 5.25% to 15.00% of premium payments, depending on the product and riders purchased. For the Futurity Survivorship and Futurity Survivorship II Product, the charge is 6% of premiums, and is guaranteed not to exceed 8%. For the Prime Survivorship Product, the charge is 18.50% of premiums, and is guaranteed not to exceed 25%.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Charges for Life Insurance Protection

On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the applicable Commissioner’s Standard Ordinary Smoker and Nonsmoker Mortality Tables. These charges are reported in the Statements of Changes in Net Assets as part of “Charges for life insurance protection and monthly administration charge”.

Surrender charges

A surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charge is based on certain factors, including the specified face amount, the insured’s age, sex and rating class. For the Futurity Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue, or 15 policy years from the effective date of each specified face amount increase. For the Single Life Products, depending on the product purchased, the surrender charge can apply to the first 9 to 15 policy years following the date of policy issue, or the respective policy years from the effective date of each specified face amount increase. The Executive Product and Prime Survivorship Product do not currently impose such surrender charges. Surrender charges when deducted are retained by the Sponsor. These charges are reflected as part of “Withdrawals, surrenders, annuitizations and contract charges” in the Statements of Changes in Net Assets.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the premium payment.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
AL1	$24,442	$17,827
A70	10,802	26,649
A71	1,759,391	658,065
A98	12,551	62,417
A55	41,034	18,219
A54	89,843	67,190
A51	8,484	49,835
308	292,885	64,680
301	807,647	123,266
304	70,003	37,120
309	114,915	24,531
306	108,958	7,083
303	243,723	65,833
302	132,860	40,030
305	100,779	3,150
300	533,701	47,213
B18	131,687	139,484
C60	19,650	262,827
D37	42,759	108,807
D55	1,175,290	292,475
S61	115,875	117,767
D18	983,674	388,132
FD7	472,987	424,785

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
F24	$150,402	$82,330
F29	589,487	601,808
F15	11,087	13,694
F14	8,454	32,945
F21	655,517	429,745
F26	2,241,404	1,482,332
FM7	975,224	1,296,459
F41	307,765	141,667
FM8	504,301	2,796,347
F23	320,920	350,220
FE3	271,762	277,460
T20	437,324	710,608
FE6	3,365	405
F56	47,987	176,686
F59	155,510	74,594
F54	177,994	71,076
F53	304,934	153,986
T28	59,770	44,523
T29	—	3
G30	17,617	11,527
G32	121,821	19,392
521	11,123	9,973
G33	22,830	23,152
G31	136,819	278,171
V15	306,453	67,389
V35	568,997	56,184
V13	8,050	7,711
A39	205,507	62,618
V11	91,871	80,332
IB1	279,883	168,106
A21	812,550	721,645
I76	67,343	11,055
MB0	99,398	30,803
MB1	58,603	30,037
MB5	117,576	1,433,384
MA9	44,166	75,611
MD8	5,055,821	975,137
M07	383,590	277,710
M35	188,092	77,402
M31	508,388	519,596
MF1	844,441	1,874,769
M05	965,450	799,986

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M06	$1,123,518	$449,303
M33	680,491	365,136
M44	488,721	273,192
M40	25,745	40,107
M83	1,209,569	1,006,307
M08	108,917	317,313
MB6	327,559	149,675
MA0	144,091	38,533
MA1	420,570	175,197
M92	12,017	16,273
M96	138,306	197,138
MD2	47,295	20,275
MA6	420,799	513,873
M97	380,626	160,881
MD5	99,570	140,585
MD6	557,174	286,619
ME3	517,420	132,310
MB8	1,084,760	322,367
MF4	200,403	1,078,056
MF6	585,295	366,131
MF8	386,469	230,842
MG0	289,681	21,612
MF2	554,054	413,445
MG3	632,666	525,335
MG5	938,996	315,187
ME0	664,730	120,743
V43	177,505	49,366
O01	426,261	105,630
O19	38,077	839
O00	54,479	7,151
O20	35,820	1,230
O21	41,892	159,265
P10	188,901	204,602
PK8	198,152	239,905
PK9	6,045	2,727
P06	272,602	163,557
P07	551,662	1,077,638
307	651,697	398,773
W42	46,438	104,760

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	2,072	2,315	(243)
A70	26	1,248	(1,222)
A71	52,393	48,266	4,127
A98	1,977	9,224	(7,247)
A55	182	583	(401)
A54	2,176	2,390	(214)
A51	43	1,166	(1,123)
308	195	1,613	(1,418)
301	49,629	10,030	39,599
304	37	859	(822)
309	292	694	(402)
306	16	247	(231)
303	1,039	1,099	(60)
302	2,202	924	1,278
305	3,647	144	3,503
300	535	2,289	(1,754)
B18	6,010	7,851	(1,841)
C60	8,417	19,547	(11,130)
D37	453	1,973	(1,520)
D55	10,703	9,790	913
S61	2,751	4,129	(1,378)
D18	4,146	11,535	(7,389)
FD7	7,701	11,762	(4,061)
F24	2,226	3,147	(921)
F29	7,876	15,835	(7,959)
F15	282	776	(494)
F14	126	1,458	(1,332)
F21	12,144	15,188	(3,044)
F26	63,142	48,744	14,398
FM7	26,141	42,107	(15,966)
F41	7,844	6,426	1,418
FM8	188,246	369,241	(180,995)
F23	20,398	25,561	(5,163)
FE3	12,364	18,498	(6,134)
T20	23,032	37,494	(14,462)
FE6	8	21	(13)
F56	3,199	7,386	(4,187)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
F59	5,492	3,722	1,770
F54	1,869	4,290	(2,421)
F53	2,670	7,467	(4,797)
T28	4,755	5,478	(723)
G30	80	352	(272)
G32	652	415	237
521	317	327	(10)
G33	1,909	2,213	(304)
G31	4,126	9,410	(5,284)
V15	1,627	3,153	(1,526)
V35	24,651	13,068	11,583
V13	165	281	(116)
A39	642	2,261	(1,619)
V11	2,937	5,403	(2,466)
IB1	4,275	5,182	(907)
A21	12,675	31,750	(19,075)
I76	908	458	450
MB0	1,404	1,300	104
MB1	4,965	3,926	1,039
MB5	1,617	34,302	(32,685)
MA9	1,296	3,833	(2,537)
MD8	490,395	102,494	387,901
M07	12,960	22,372	(9,412)
M35	9,020	4,747	4,273
M31	7,137	14,181	(7,044)
MF1	7,061	51,225	(44,164)
M05	16,868	41,369	(24,501)
M06	123,534	76,291	47,243
M33	7,841	16,884	(9,043)
M44	28,084	22,368	5,716
M40	3,927	5,761	(1,834)
M83	30,978	44,965	(13,987)
M08	1,913	17,119	(15,206)
MB6	813	4,285	(3,472)
MA0	2,276	2,264	12
MA1	28,738	28,560	178
M92	—	1,043	(1,043)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M96	9,205	14,157	(4,952)
MD2	3,207	1,635	1,572
MA6	24,271	33,925	(9,654)
M97	10,097	6,171	3,926
MD5	5,943	8,527	(2,584)
MD6	7,771	7,554	217
ME3	37,957	11,196	26,761
MB8	6,878	10,805	(3,927)
MF4	8,399	56,253	(47,854)
MF6	7,976	15,304	(7,328)
MF8	1,244	6,855	(5,611)
MG0	15,464	1,874	13,590
MF2	71,835	69,648	2,187
MG3	8,357	19,069	(10,712)
MG5	6,309	11,368	(5,059)
ME0	18,961	11,799	7,162
V43	978	1,065	(87)
O01	622	2,589	(1,967)
O19	65	48	17
O00	260	814	(554)
O20	477	64	413
O21	255	5,487	(5,232)
P10	11,397	25,127	(13,730)
PK8	8,283	12,685	(4,402)
PK9	67	173	(106)
P06	9,168	9,020	148
P07	32,276	64,310	(32,034)
307	9,116	10,933	(1,817)
W42	339	3,521	(3,182)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	412	146	266
A70	532	224	308
A71	10,256	18,989	(8,733)
A98	1,718	7,940	(6,222)
A55	8,317	374	7,943
A54	906	1,908	(1,002)
A51	451	301	150
308	299	12,194	(11,895)
301	72,155	20,684	51,471
304	115	957	(842)
309	911	512	399
306	13	6,274	(6,261)
303	609	9,577	(8,968)
302	1,631	11,844	(10,213)
305	276	7,631	(7,355)
300	393	10,278	(9,885)
B18	22,552	17,985	4,567
C60	7,804	1,393	6,411
D37	310	1,591	(1,281)
D55	66,312	73,880	(7,568)
S61	1,589	4,738	(3,149)
D18	4,171	7,920	(3,749)
FD7	27,397	3,139	24,258
F24	1,665	2,769	(1,104)
F29	5,572	15,119	(9,547)
F15	212	111	101
F14	167	149	18
F21	12,481	10,883	1,598
F26	46,197	39,454	6,743
FM7	15,413	62,178	(46,765)
F41	22,721	53,956	(31,235)
FM8	88,204	71,627	16,577
F23	12,904	20,175	(7,271)
FE3	6,307	26,851	(20,544)
T20	23,990	26,082	(2,092)
FE6	4	14	(10)
F56	3,761	11,471	(7,710)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
F59	5,270	4,640	630
F54	3,223	3,259	(36)
F53	6,988	8,190	(1,202)
T28	2,535	17,590	(15,055)
G30	73	311	(238)
G32	4,876	509	4,367
521	87	772	(685)
G33	815	3,473	(2,658)
G31	2,804	9,524	(6,720)
V15	642	5,296	(4,654)
V35	2,996	2,363	633
V13	175	11,424	(11,249)
A39	948	2,885	(1,937)
V11	11,019	11,145	(126)
IB1	2,700	7,997	(5,297)
A21	9,446	20,779	(11,333)
I76	1,134	506	628
MB0	994	2,541	(1,547)
MB1	3,986	5,472	(1,486)
MB5	34,143	5,235	28,908
MA9	1,595	3,281	(1,686)
MD8	524,402	788,540	(264,138)
M07	21,386	47,454	(26,068)
M35	6,775	5,861	914
M31	14,661	47,237	(32,576)
MF1	36,069	20,442	15,627
M05	37,925	53,860	(15,935)
M06	55,969	159,715	(103,746)
M33	4,570	37,436	(32,866)
M44	6,573	14,284	(7,711)
M40	1,701	2,293	(592)
M83	27,601	34,041	(6,440)
M08	3,383	8,583	(5,200)
MB6	2,572	11,361	(8,789)
MA0	2,872	4,525	(1,653)
MA1	19,162	21,276	(2,114)
M92	337	733	(396)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M96	8,048	32,649	(24,601)
MD2	3,468	26,932	(23,464)
MA6	30,886	28,563	2,323
M97	8,825	5,980	2,845
MD5	3,983	11,180	(7,197)
MD6	1,061	4,204	(3,143)
ME3	36,983	1,776	35,207
MB8	2,443	9,043	(6,600)
MF4	12,382	16,205	(3,823)
MF6	8,976	18,462	(9,486)
MF8	8,814	13,577	(4,763)
MG0	2,888	20,723	(17,835)
MF2	30,855	46,369	(15,514)
MG3	7,464	15,128	(7,664)
MG5	16,482	31,550	(15,068)
ME0	2,571	8,849	(6,278)
V43	3,646	10,453	(6,807)
O01	705	2,555	(1,850)
O19	32	640	(608)
O00	—	464	(464)
O20	262	89	173
O21	351	357	(6)
P10	34,769	7,238	27,531
PK8	6,806	9,139	(2,333)
PK9	—	140	(140)
P06	4,878	8,745	(3,867)
P07	48,084	43,449	4,635
307	7,838	14,337	(6,499)
W42	237	191	46

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
AL1
2022	4,229	$23.1593			$97,943	3.15%		— %		(19.17%)
2021	4,472	28.6513			128,136	0.27		—		13.36
2020	4,206	25.2737			106,307	2.24		—		9.25
2019	4,221	23.1334			97,638	2.18		—		18.20
2018	4,101	19.5710			80,249	1.74		—		(6.41)
A70
2022	4,155	19.4232			80,710	—		—		(27.17)
2021	5,377	26.6683			143,392	—		—		22.57
2020	5,069	21.7575			110,286	0.45		—		39.08
2019	5,383	15.6437			84,210	0.16		—		29.78
2018	5,622	12.0539			67,771	—		—		(9.98)
A71
2022	146,833	37.9314			5,569,578	1.15		—		(4.42)
2021	142,706	39.6852			5,663,320	0.65		—		27.84
2020	151,439	31.0437			4,701,227	1.31		—		2.47
2019	161,830	30.2945			4,902,547	1.03		—		23.61
2018	165,426	24.5080			4,054,247	0.75		—		(5.84)
A98
2022	9,671	7.3734			71,309	3.54		—		(13.79)
2021	16,918	8.5533			144,701	1.67		—		10.85
2020	23,140	7.7159			178,547	1.60		—		2.21
2019	21,441	7.5489			161,863	0.76		—		16.79
2018	26,043	6.4637			168,337	1.15		—		(22.98)
A55
2022	12,966	35.2438	to	31.5105	456,454	1.41	—	to	0.50	(14.98)	to	(15.40)
2021	13,367	41.4534	to	37.2473	553,548	1.23	—	to	0.50	31.66	to	31.01
2020	5,424	31.4848	to	28.4314	170,391	1.41	—	to	0.50	14.88	to	14.31
2019	5,474	27.4069	to	24.8728	149,768	1.59	—	to	0.50	29.47	to	28.83
2018	5,300	25.2288	to	19.3068	111,922	1.68	—	to	0.50	(4.61)	to	(5.09)
A54
2022	21,200	40.3356			855,103	—		—		(36.07)
2021	21,414	63.0958			1,351,112	—		—		4.20
2020	22,416	60.5498			1,357,296	—		—		64.63
2019	23,674	36.7797			870,718	—		—		30.26
2018	27,912	28.2364			788,123	—		—		(7.44)
A51
2022	960	40.3814	to	30.3650	37,398	—	—	to	0.20	(38.01)	to	(38.14)
2021	2,083	65.1452	to	49.0844	133,383	—	—	to	0.20	(6.06)	to	(6.25)
2020	1,933	69.3475	to	52.3552	127,154	0.30	—	to	0.20	67.15	to	66.82
2019	8,609	41.4879	to	31.3847	352,980	—	—	to	0.20	29.34	to	29.08
2018	14,913	32.0774	to	24.3143	475,132	—	—	to	0.20	1.44	to	1.23

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment	Expense
			Net	Income	Ratio
	Units	Unit Value[4,5]	Assets	Ratio[1]	lowest to highest[2]	Total Return[3]
308
2022	27,319	$40.9107	$1,117,627	1.90%	— %	(8.45%)
2021	28,737	44.6881	1,284,206	1.41	—	27.78
2020	40,632	34.9727	1,420,999	1.74	—	8.68
2019	44,305	32.1786	1,425,679	2.06	—	21.38
2018	46,038	26.5109	1,220,508	1.93	—	(8.66)
301
2022	116,609	14.9436	1,742,555	3.61	—	(12.58)
2021	77,010	17.0940	1,316,410	2.83	—	(0.31)
2020	25,539	17.1467	437,913	2.17	—	9.73
2019	19,207	15.6257	300,116	2.58	—	9.36
2018	20,068	14.2886	286,744	2.47	—	(0.71)
304
2022	13,016	41.4377	539,346	0.66	—	(24.74)
2021	13,838	55.0582	761,919	0.34	—	16.42
2020	14,680	47.2926	694,237	0.35	—	30.47
2019	16,866	36.2492	611,373	1.13	—	35.28
2018	17,576	26.7964	470,961	0.67	—	(9.04)
309
2022	12,832	32.5796	418,072	2.33	—	(17.33)
2021	13,234	39.4111	521,574	1.64	—	14.78
2020	12,835	34.3375	440,735	1.27	—	8.73
2019	15,313	31.5799	483,584	1.97	—	31.14
2018	15,080	24.0807	363,128	1.62	—	(9.63)
306
2022	10,173	28.8400	293,393	—	—	(29.55)
2021	10,404	40.9391	425,943	—	—	6.74
2020	16,665	38.3545	639,168	0.16	—	29.72
2019	16,950	29.5666	501,160	0.16	—	31.52
2018	17,226	22.4810	387,256	0.08	—	(10.55)
303
2022	19,226	56.3443	1,083,324	0.32	—	(29.94)
2021	19,286	80.4191	1,550,973	0.21	—	21.99
2020	28,254	65.9233	1,862,605	0.33	—	52.08
2019	39,917	43.3480	1,730,338	0.77	—	30.77
2018	35,649	33.1474	1,181,692	0.44	—	(0.25)
302
2022	7,153	43.3679	310,155	1.35	—	(16.49)
2021	5,875	51.9331	305,020	1.05	—	24.10
2020	16,088	41.8495	673,228	1.35	—	13.55
2019	18,843	36.8570	694,424	1.60	—	26.14
2018	22,768	29.2199	665,227	1.44	—	(1.79)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
305
2022	7,766	$23.6257			$183,488	12.40%		— %		(9.26%)
2021	4,263	26.0380			110,996	3.48		—		8.42
2020	11,618	24.0162			279,013	8.79		—		7.94
2019	11,783	22.2495			262,175	6.43		—		12.55
2018	11,658	19.7680			230,465	6.31		—		(2.34)
300
2022	156,051	20.3947			3,182,602	1.74		—		(20.79)
2021	157,805	25.7462			4,062,872	2.45		—		(1.50)
2020	167,690	26.1371			4,382,922	0.68		—		13.97
2019	165,375	22.9327			3,792,487	1.42		—		22.88
2018	186,129	18.6623			3,473,598	1.74		—		(13.13)
B18
2022	84,773	21.9622	to	20.4574	1,860,516	—	—	to	0.50	(16.07)	to	(16.49)
2021	86,614	26.1685	to	24.4972	2,265,145	0.85	—	to	0.50	6.42	to	5.89
2020	82,047	24.5909	to	23.1354	2,016,365	1.28	—	to	0.50	20.71	to	20.11
2019	84,918	20.3722	to	19.2622	1,729,029	1.23	—	to	0.50	17.75	to	17.17
2018	95,200	17.3005	to	16.4396	1,646,155	0.79	—	to	0.50	(7.58)	to	(8.04)
C60
2022	16,258	20.6973			336,522	—		—		(31.53)
2021	27,388	30.2297			827,958	—		—		28.35
2020	20,977	23.5521			494,062	—		—		34.41
2019	25,950	17.5225			454,706	—		—		35.53
2018	44,387	12.9286			573,856	—		—		(4.14)
D37
2022	14,636	63.9958			936,668	0.44		—		(13.73)
2021	16,156	74.1807			1,198,497	0.97		—		23.18
2020	17,437	60.2228			1,050,101	0.56		—		11.08
2019	19,804	54.2135			1,073,658	0.55		—		29.63
2018	21,762	41.8215			910,127	0.20		—		(12.12)
D55
2022	97,658	56.5237	to	25.1647	4,910,393	0.62		—			(20.89)
2021	96,745	71.4475	to	31.8088	6,268,480	0.54		—			14.18
2020	104,313	62.5736	to	27.8581	5,774,705	0.90		—			19.09
2019	109,276	52.5436	to	23.3927	5,119,839	0.78		—			24.87
2018	107,976	42.0782	to	18.7335	4,166,204	0.75		—			(11.42)
S61
2022	57,295	39.5837			2,267,965	0.85		—		(15.80)
2021	58,673	47.0134			2,758,437	1.28		—		30.50
2020	61,822	36.0256			2,227,170	1.41		—		(0.80)
2019	66,594	36.3156			2,418,386	0.73		—		21.51
2018	68,587	29.8862			2,049,818	1.07		—		(16.01)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
D18
2022	79,033	$41.6259	to	$37.9754	$3,282,079	0.73%	—%	to	0.50%	(14.08%)	to	(14.50%)
2021	86,422	48.4457	to	44.4177	4,177,819	0.62	—	to	0.50	25.88	to	25.26
2020	90,171	38.4848	to	35.4613	3,462,949	0.80	—	to	0.50	8.11	to	7.57
2019	97,325	35.5992	to	32.9664	3,458,167	0.62	—	to	0.50	20.18	to	19.58
2018	109,014	29.6208	to	27.5673	3,222,768	0.66	—	to	0.50	(15.49)	to	(15.91)
FD7
2022	67,062	36.4795	to	33.9802	2,441,726	1.05	—	to	0.50	(18.19)	to	(18.59)
2021	71,123	44.5890	to	41.7414	3,156,100	0.79	—	to	0.50	17.99	to	17.40
2020	46,865	37.7902	to	35.5535	1,762,778	1.39	—	to	0.50	22.13	to	21.52
2019	36,797	30.9435	to	29.2576	1,134,917	1.51	—	to	0.50	24.11	to	23.50
2018	32,841	24.9314	to	23.6908	815,805	1.27	—	to	0.50	(4.44)	to	(4.92)
F24
2022	56,984	28.9851			1,651,742	0.26		—		(26.49)
2021	57,905	39.4290			2,283,193	0.03		—		27.51
2020	59,009	30.9221			1,824,707	0.08		—		30.23
2019	64,252	23.7436			1,525,566	0.22		—		31.27
2018	70,525	18.0870			1,275,597	0.41		—		(6.64)
F29
2022	141,870	57.5857			8,169,669	0.40		—		(26.38)
2021	149,829	78.2229			11,720,056	0.05		—		27.71
2020	159,376	61.2509			9,761,893	0.15		—		30.43
2019	179,588	46.9606			8,433,609	0.36		—		31.45
2018	193,325	35.7254			6,906,633	0.58		—		(6.49)
F15
2022	2,244	19.0182			42,672	1.74		—		(15.97)
2021	2,738	22.6321			61,966	0.89		—		9.26
2020	2,637	20.7134			54,613	1.12		—		14.72
2019	2,458	18.0555			44,392	1.48		—		19.88
2018	4,804	15.0615			72,351	0.73		—		(6.08)
F14
2022	2,459	20.6187			50,689	1.57		—		(17.09)
2021	3,791	24.8676			94,266	0.88		—		12.07
2020	3,773	22.1893			83,726	1.02		—		16.64
2019	3,720	19.0233			70,766	1.81		—		24.11
2018	3,660	15.3275			56,099	1.17		—		(8.05)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment	Expense
			Net	Income	Ratio
	Units	Unit Value[4,5]	Assets	Ratio[1]	lowest to highest[2]	Total Return[3]
F21
2022	103,279	$43.7198	$4,515,347	0.51%	— %	(24.52%)
2021	106,323	57.9247	6,158,722	—	—	23.08
2020	104,725	47.0619	4,928,545	0.06	—	43.75
2019	104,289	32.7390	3,414,324	0.16	—	34.18
2018	120,819	24.3985	2,947,807	0.14	—	(0.27)
F26
2022	602,350	32.9894	19,871,133	1.24	—	(18.42)
2021	587,952	40.4373	23,775,134	1.10	—	28.26
2020	581,209	31.5284	18,324,515	1.50	—	17.95
2019	668,667	26.7313	17,874,272	1.77	—	31.02
2018	674,381	20.4025	13,759,013	1.46	—	(4.73)
FM7
2022	449,722	42.7088	19,207,093	1.37	—	(18.30)
2021	465,688	52.2724	24,342,637	1.18	—	28.45
2020	512,453	40.6960	20,854,779	1.64	—	18.13
2019	573,876	34.4515	19,770,919	1.85	—	31.22
2018	639,449	26.2558	16,788,104	1.78	—	(4.59)
F41
2022	64,293	27.0930	1,741,896	0.28	—	(14.97)
2021	62,875	31.8617	2,003,305	0.34	—	25.31
2020	94,110	25.4271	2,392,960	0.41	—	17.87
2019	108,994	21.5726	2,351,286	0.72	—	23.17
2018	88,820	17.5142	1,555,618	0.40	—	(14.77)
FM8
2022	337,631	13.1709	4,446,903	1.15	—	1.36
2021	518,626	12.9938	6,738,949	0.01	—	0.01
2020	502,049	12.9924	6,522,845	0.26	—	0.28
2019	358,066	12.9560	4,639,116	1.91	—	1.92
2018	383,139	12.7123	4,870,574	1.55	—	1.55
F23
2022	228,405	23.8826	5,454,914	0.99	—	(24.58)
2021	233,568	31.6676	7,396,529	0.45	—	19.57
2020	240,839	26.4839	6,378,356	0.35	—	15.49
2019	260,726	22.9310	5,978,707	1.63	—	27.67
2018	290,215	17.9607	5,212,455	1.47	—	(14.88)
FE3
2022	69,070	18.0025	1,243,428	2.08	—	(8.17)
2021	75,204	19.6033	1,474,249	0.89	—	4.44
2020	95,748	18.7696	1,797,143	2.73	—	6.85
2019	100,868	17.5658	1,771,832	0.33	—	17.38
2018	99,489	14.9651	1,488,859	1.60	—	(10.55)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
T20
2022	139,969	$27.4912			$3,847,918	3.11%		— %			(7.61%)
2021	154,431	29.7541			4,594,971	1.85		—			4.16
2020	156,523	28.5662			4,471,271	3.35		—			(1.16)
2019	152,917	28.9008			4,419,461	1.73		—			12.53
2018	162,559	25.6830			4,175,022	2.72		—			(15.44)
FE6
2022	1,117	24.8132			27,710	1.61		—			(16.00)
2021	1,130	29.5395			33,375	1.74		—			11.68
2020	1,140	26.4495			30,164	1.48		—			11.74
2019	1,151	23.6700			27,255	3.53		—			19.86
2018	1,162	19.7482			22,951	3.73		—			(9.65)
F56
2022	42,474	30.0794	to	20.2876	1,254,099	0.16	—	to	0.50		(11.50)
2021	46,661	33.9892	to	21.4602	1,557,321	1.18	—	to	0.20		4.35
2020	54,371	32.4104	to	21.8597	1,735,748	3.01	—	to	0.20		5.80
2019	56,310	30.6339	to	19.9569	1,701,060	2.77	—	to	0.20	15.15	to	14.92
2018	57,411	26.6025	to	17.3652	1,506,177	1.99	—	to	0.20	(14.85)	to	(15.02)
F59
2022	29,544	20.8350			615,549	4.79		—			(5.47)
2021	27,774	22.0416			612,179	4.63		—			16.75
2020	27,144	18.8786			512,434	6.29		—			0.69
2019	32,544	18.7485			610,144	5.35		—			16.06
2018	32,253	16.1543			521,021	4.83		—			(4.30)
F54
2022	61,802	18.6205			1,150,801	1.85		—			(7.43)
2021	64,223	20.1153			1,291,873	2.97		—			19.17
2020	64,259	16.8798			1,084,688	2.81		—			(5.04)
2019	67,833	17.7763			1,205,829	1.87		—			22.57
2018	68,357	14.5028			991,370	2.41		—			(9.07)
F53
2022	45,188	29.2062			1,319,749	1.00		—			(10.06)
2021	49,985	32.4746			1,623,244	1.02		—			25.37
2020	51,187	25.9039			1,325,948	1.51		—			5.19
2019	57,490	24.6261			1,415,746	1.02		—			26.35
2018	64,596	19.4907			1,259,023	0.87		—			(12.88)
T28
2022	33,498	16.2045			542,824	4.34		—			(10.75)
2021	34,221	18.1566			621,329	3.52		—			2.11
2020	49,276	17.7816			876,204	5.00		—			3.43
2019	47,476	17.1920			816,209	4.48		—			8.05
2018	40,838	15.9105			649,748	2.74		—			(2.13)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
T29
2021	—	$14.2660			$3	—%		—%		(1.83%)
2020	1	14.5315			8	—		—		3.83
2019	1	13.9953			14	—		—		5.23
2018	1	13.2997			18	4.76		—		0.34
G30
2022	4,350	31.1340	to	31.7981	136,078	1.35	0.20	to	0.50	(6.56)	to	(6.83)
2021	4,622	33.3183	to	34.1307	154,788	1.19	0.20	to	0.50	23.88	to	23.52
2020	4,860	26.8946	to	27.6328	131,428	1.40	0.20	to	0.50	3.77	to	3.46
2019	5,873	26.7082	to	25.9170	152,965	1.57	0.20	to	0.50	25.68	to	25.30
2018	5,728	21.3153	to	20.6222	118,794	0.64	0.20	to	0.50	(8.64)	to	(8.91)
G32
2022	11,408	49.2226	to	44.9060	560,011	0.71	—	to	0.50	(9.99)	to	(10.43)
2021	11,171	54.6843	to	50.1378	609,258	0.55	—	to	0.50	30.95	to	30.30
2020	6,804	41.7598	to	38.4790	282,950	0.61	—	to	0.50	8.40	to	7.86
2019	8,215	38.5226	to	35.6738	315,394	0.76	—	to	0.50	31.53	to	30.87
2018	9,550	29.2887	to	27.2583	278,923	1.61	—	to	0.50	(10.46)	to	(10.91)
521
2022	4,095	47.6817	to	45.2263	190,072	0.32	0.20	to	0.50	(19.54)	to	(19.78)
2021	4,105	59.2623	to	56.3786	237,315	0.47	0.20	to	0.50	23.54	to	23.17
2020	4,790	47.9692	to	45.7716	225,265	0.23	0.20	to	0.50	8.37	to	8.04
2019	4,932	44.2660	to	42.3645	214,532	0.49	0.20	to	0.50	24.59	to	24.22
2018	5,724	35.5279	to	34.1035	199,403	0.37	0.20	to	0.50	(8.80)	to	(9.08)
G33
2022	12,727	16.4065	to	13.8180	187,759	3.31	0.20	to	0.50	(13.73)	to	(13.98)
2021	13,031	19.0169	to	16.0644	224,046	2.87	0.20	to	0.50	11.95	to	11.61
2020	15,689	16.9875	to	14.3931	245,944	1.65	0.20	to	0.50	6.60	to	6.28
2019	15,724	15.9361	to	13.5427	232,071	2.38	0.20	to	0.50	18.21	to	17.86
2018	17,622	13.4806	to	11.4903	218,446	1.75	0.20	to	0.50	(16.45)	to	(16.70)
G31
2022	122,062	38.8508	to	33.0425	4,675,041	0.82	—	to	0.50	(19.74)	to	(20.14)
2021	127,346	48.4055	to	41.3742	6,073,085	0.83	—	to	0.50	29.41	to	28.76
2020	134,066	37.4061	to	32.1322	4,938,784	0.88	—	to	0.50	17.55	to	16.96
2019	142,522	31.8225	to	27.4725	4,465,071	1.25	—	to	0.50	25.21	to	24.59
2018	176,468	25.4152	to	22.0507	4,409,518	1.24	—	to	0.50	(6.19)	to	(6.66)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
V15
2022	32,103	$29.3420	to	$27.8205	$937,274	—%	—%	to	0.50%	(31.11%)	to	(31.46%)
2021	33,629	42.5943	to	40.5874	1,425,874	—	—	to	0.50	11.93	to	11.37
2020	38,283	38.0556	to	36.4438	1,449,203	0.07	—	to	0.50	42.35	to	41.65
2019	44,281	26.7332	to	25.7288	1,178,516	—	—	to	0.50	36.76	to	36.08
2018	47,048	19.5482	to	18.9078	915,951	—	—	to	0.50	(3.62)	to	(4.11)
V35
2022	19,967	36.4865	to	33.9863	727,988	0.67	—	to	0.50	(2.86)	to	(3.35)
2021	8,384	37.5620			312,139	0.22	—	to	0.50	27.62	to	26.99
2020	7,751	29.4317			228,132	0.67		—			0.86
2019	7,395	29.1815			215,816	0.46		—		24.71
2018	8,694	23.3996			203,446	0.20		—		(12.87)
V13
2022	2,780	29.5448			82,142	1.35		—		0.85
2021	2,896	29.2970			84,842	1.23		—		33.04
2020	14,145	22.0208			311,479	2.22		—		(1.09)
2019	14,004	22.2630			311,762	1.59		—		24.94
2018	17,742	17.8190			316,153	1.46		—		(12.37)
A39
2022	42,329	30.7734	to	23.1654	1,062,076	0.92	—	to	0.50	(20.55)	to	(20.94)
2021	43,948	38.7314	to	29.3017	1,388,099	0.67	—	to	0.50	27.74	to	27.10
2020	45,885	30.3208	to	23.0533	1,135,988	1.36	—	to	0.50	13.85	to	13.28
2019	50,485	26.6321	to	20.3500	1,113,864	0.94	—	to	0.50	28.96	to	28.32
2018	54,960	20.6508	to	15.8584	939,358	0.90	—	to	0.50	(9.39)	to	(9.85)
V11
2022	18,620	30.7596	to	28.6522	570,191	1.40	—	to	0.50	(7.71)	to	(8.17)
2021	21,086	33.1850	to	31.2020	700,029	1.64	—	to	0.50	18.35	to	17.76
2020	21,212	28.1627	to	28.0396	596,908	2.11		—		9.65
2019	24,603	25.6842	to	25.5720	631,299	2.31		—		20.01
2018	26,855	21.4019	to	21.3084	574,185	2.01		—		(9.73)
IB1
2022	31,126	42.8681			1,334,331	1.67		—		(5.75)
2021	32,033	45.4842			1,456,995	1.57		—		28.51
2020	37,330	35.3948			1,321,300	2.24		—		2.09
2019	41,390	34.6691			1,434,942	1.90		—		25.19
2018	45,359	27.6931			1,256,120	1.99		—		(13.38)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
A21
2022	187,541	$29.9858	to	$20.9201	$4,750,258	1.68%	—%	to	0.50%	(18.31%)	to	(18.71%)
2021	206,616	36.7047	to	25.7356	6,466,984	1.29	—	to	0.50	5.89	to	5.36
2020	217,949	34.6634	to	24.4258	6,447,185	2.38	—	to	0.50	14.00	to	13.43
2019	240,405	30.4078	to	21.5342	6,247,234	1.57	—	to	0.50	28.57	to	27.93
2018	270,165	23.6504	to	11.3785	5,320,945	1.85	—	to	0.50	(14.98)	to	(15.40)
I84[6]
2019	9,690	23.1635			224,444	—		—		34.34
2018	10,011	17.2425			172,617	—		—		(5.58)
I76
2022	8,137	26.3421			214,347	—		—		(20.51)
2021	7,687	33.1373			254,742	0.18		—		20.40
2020	7,059	27.5223			194,275	0.36		—		27.24
2019	7,617	21.6296			164,753	—		—		26.60
2018	8,529	17.0852			145,714	—		—		(15.08)
MB0
2022	23,421	32.1561			753,122	—		—		(18.14)
2021	23,317	39.2814			915,919	—		—		17.74
2020	24,864	33.3635			829,554	—		—		17.73
2019	26,573	28.3396			753,055	0.34		—		28.85
2018	25,588	21.9939			562,772	0.29		—		(14.15)
MB1
2022	64,103	10.4457			669,600	2.77		—		(14.16)
2021	63,064	12.1684			767,392	2.46		—		11.05
2020	64,550	10.9580			707,335	1.71		—		8.90
2019	65,779	10.0627			661,916	2.79		—		20.32
2018	73,228	8.3629			612,403	1.24		—		(20.57)
MB5
2022	24,157	35.0585			846,925	—		—		(25.41)
2021	56,842	47.0015			2,671,640	—		—		21.49
2020	27,934	38.6861			1,080,655	—		—		28.89
2019	34,798	30.0140			1,044,426	—		—		36.09
2018	39,074	22.0541			861,750	—		—		(4.95)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MA9
2022	18,482	$24.5788			$454,254	1.94%		— %		(1.45%)
2021	21,019	24.9405			524,229	1.59		—		30.01
2020	22,705	19.1840			435,583	1.96		—		(3.16)
2019	25,241	19.8104			500,039	1.75		—		21.52
2018	27,020	16.3026			440,502	1.48		—		(12.07)
MD8
2022	687,139	10.4670	to	9.9522	7,155,243	1.28	—	to	0.50	1.17	to	0.67
2021	299,238	10.3457	to	9.8859	3,074,569	—	—	to	0.50	0.00	to	(0.50)
2020	563,376	10.3457	to	9.9353	5,812,610	0.16	—	to	0.50	0.22	to	(0.28)
2019	390,577	10.3230	to	9.9631	4,016,444	1.72	—	to	0.50	1.64	to	1.13
2018	1,261,096	10.1569	to	9.8518	12,794,752	1.38	—	to	0.50	1.26	to	0.75
M07
2022	146,938	18.3153	to	17.4788	2,676,449	1.72	—	to	0.50	(9.58)	to	(10.03)
2021	156,350	20.2563	to	19.4276	3,151,184	1.96	—	to	0.50	14.12	to	13.55
2020	182,418	17.7507	to	17.1095	3,222,900	2.33	—	to	0.50	9.81	to	9.27
2019	204,842	16.1644	to	15.6585	3,298,603	2.33	—	to	0.50	20.38	to	19.79
2018	217,800	13.4274	to	13.0721	2,915,170	2.22	—	to	0.50	(5.61)	to	(6.08)
M35
2022	15,064	17.9455			270,333	1.54		—		(9.84)
2021	10,791	19.9038			214,772	1.46		—		13.84
2020	9,877	17.4847			172,704	1.14		—		9.52
2019	17,184	15.9654			274,349	2.07		—		20.12
2018	19,804	13.2916			263,224	2.01		—		(5.87)
M31
2022	53,048	35.3083	to	34.3868	1,855,676	—	—	to	0.50	(31.63)	to	(31.77)
2021	60,092	51.6465	to	49.0068	3,075,037	—	—	to	0.50	23.53	to	22.92
2020	92,668	41.8079	to	39.8693	3,838,930	—	—	to	0.50	31.86	to	31.20
2019	116,216	31.7071	to	31.0273	3,661,451	—	—	to	0.50	38.15	to	37.46
2018	108,721	22.9514	to	22.1064	2,477,160	0.10	—	to	0.50	2.67	to	2.16
MF1
2022	133,866	33.9711	to	32.3005	4,509,721	—	—	to	0.50	(28.70)	to	(29.05)
2021	178,030	47.6438	to	45.5271	8,428,223	—	—	to	0.50	14.11	to	13.54
2020	162,403	41.7515	to	40.0961	6,732,574	—	—	to	0.50	36.48	to	35.80
2019	214,854	30.5918	to	29.5256	6,537,876	—	—	to	0.50	38.66	to	37.97
2018	237,803	22.0622	to	21.3997	5,215,667	—	—	to	0.50	1.24	to	0.73
M05
2022	96,778	27.4581	to	26.1076	2,641,563	—	—	to	0.50	(29.76)	to	(30.11)
2021	121,279	39.0905	to	37.3537	4,719,585	—	—	to	0.50	1.80	to	1.29
2020	137,214	38.3993	to	36.8767	5,247,553	—	—	to	0.50	45.89	to	45.16
2019	149,038	26.3213	to	25.4038	3,908,345	—	—	to	0.50	41.70	to	41.00
2018	137,257	18.5754	to	18.0175	2,538,942	—	—	to	0.50	(1.48)	to	(1.97)
M06
2022	387,668	11.5199	to	10.9534	4,448,405	2.62	—	to	0.50	(13.94)	to	(14.36)
2021	340,425	13.3851	to	12.7904	4,537,195	2.90	—	to	0.50	(0.81)	to	(1.31)
2020	444,171	13.4949	to	12.9597	5,970,012	3.53	—	to	0.50	8.47	to	7.93
2019	475,349	12.4413	to	12.0077	5,893,006	3.34	—	to	0.50	10.21	to	9.66
2018	512,248	11.2892	to	10.9501	5,759,417	3.26	—	to	0.50	(1.09)	to	(1.58)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment		Expense
					Net	Income		Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
M33
2022	138,306	$31.1771	to	$30.5561	$4,307,698	0.48%		— %		(17.21%)
2021	147,349	37.6584	to	36.9083	5,543,619	0.54		—		24.80
2020	180,215	30.1746	to	29.5735	5,424,185	0.70		—		16.59
2019	201,681	25.8802	to	25.3647	5,215,751	0.79		—		32.95
2018	222,253	19.4665	to	19.0788	4,323,615	0.70		—		(4.37)
M44
2022	154,637	17.3376	to	16.6266	2,672,236	2.33	—	to	0.50	0.76	to	0.26
2021	148,921	17.2077	to	16.5843	2,555,726	1.74	—	to	0.50	14.09	to	13.52
2020	156,632	15.0824	to	14.6086	2,356,164	2.53	—	to	0.50	5.90	to	5.38
2019	186,279	14.2417	to	13.8633	2,647,797	4.02	—	to	0.50	25.07	to	24.45
2018	187,210	11.3872	to	11.1400	2,128,797	1.09	—	to	0.50	1.06	to	0.55
M40
2022	14,831	16.7805	to	16.6513	248,353	2.21		—		0.48
2021	16,665	16.7005	to	16.5719	277,662	1.57		—		13.82
2020	17,257	14.6723	to	14.5594	252,614	2.25		—		5.62
2019	17,094	13.8914	to	13.7845	236,935	3.74		—		24.80
2018	20,593	11.1308	to	11.0451	228,623	0.84		—		0.81
M83
2022	283,832	29.4842	to	19.8405	8,267,121	1.38	—	to	0.50	(5.91)	to	(6.37)
2021	297,819	31.3354	to	21.1914	9,217,867	1.36	—	to	0.50	25.45	to	24.83
2020	304,259	24.9779	to	16.9764	7,496,365	1.55	—	to	0.50	3.48	to	2.96
2019	325,284	24.1390	to	16.4883	7,755,077	2.16	—	to	0.50	29.80	to	29.16
2018	327,468	18.5969	to	12.7663	6,000,850	1.58	—	to	0.50	(10.09)	to	(10.54)
M08
2022	56,414	20.0854	to	20.0339	1,132,336	1.16		—		(6.14)
2021	71,620	21.4000	to	21.3451	1,531,183	1.15		—		25.16
2020	76,820	17.0984	to	17.0546	1,312,402	1.35		—		3.22
2019	77,009	16.5649	to	16.5224	1,274,555	1.76		—		29.51
2018	117,145	12.7909	to	12.7581	1,496,348	1.29		—		(10.36)
MB6
2022	38,048	41.6834	to	37.3683	1,537,246	1.14	—	to	0.50	(16.00)	to	(16.42)
2021	41,520	49.6257	to	44.7104	1,990,856	1.12	—	to	0.50	29.53	to	28.88
2020	50,309	38.3131	to	34.6907	1,879,918	1.63	—	to	0.50	15.34	to	14.77
2019	53,901	33.2178	to	30.2275	1,748,785	1.41	—	to	0.50	29.17	to	28.53
2018	73,200	25.7155	to	23.4390	1,846,637	1.38	—	to	0.50	(7.74)	to	(8.20)
MA0
2022	64,166	17.4796			1,121,609	3.14		—		(16.62)
2021	64,154	20.9644			1,344,959	2.73		—		(1.66)
2020	65,807	21.3178			1,402,875	3.10		—		10.34
2019	64,566	19.3204			1,247,447	3.28		—		14.46
2018	83,931	16.8799			1,416,751	3.55		—		(3.31)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment	Expense
					Net	Income	Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MA1
2022	231,365	$8.4393			$1,952,567	3.95%		— %			(19.94%)
2021	231,187	10.5418			2,437,144	0.27		—			(7.02)
2020	233,301	11.3383			2,645,255	3.05		—			10.33
2019	263,181		10.2764		2,704,570	0.37		—			20.18
2018	294,089		8.5508		2,514,709	0.12		—			(14.13)
M92
2022	8,459		15.6927		132,749	1.87		—			(7.44)
2021	9,502		16.9548		161,097	0.78		—			2.58
2020	9,898		16.5280		163,588	1.39		—			5.99
2019	13,140		15.5946		204,917	2.49		—			14.30
2018	15,208		13.6434		207,489	0.50		—			(4.80)
M96
2022	107,768	18.8487	to	18.8047	2,033,367	2.06	—	to	0.50	(12.26)	to	(12.69)
2021	112,720	21.4816	to	21.5385	2,424,034	2.14	—	to	0.50	(1.89)	to	(2.38)
2020	137,321	21.8950	to	22.0627	3,010,384	2.90	—	to	0.50	6.38	to	5.85
2019	143,924	20.5821	to	20.8435	2,966,644	2.98	—	to	0.50	6.53	to	6.00
2018	148,289	20.3632	to	19.3210	2,869,726	3.31	—	to	0.50	0.47	to	(0.03)
MD2
2022	20,712		12.5329		259,592	1.78		—			(12.45)
2021	19,140		14.3148		273,985	1.58		—			(2.14)
2020	42,604		14.6279		623,202	3.29		—			6.12
2019	25,750		13.7848		354,961	2.53		—			6.35
2018	33,150		12.9619		429,682	2.99		—			0.17
MA6
2022	149,899	30.6919	to	26.8746	3,571,092	5.38	—	to	0.50	(10.51)	to	(10.96)
2021	159,553	34.2983	to	30.1822	4,329,793	5.05	—	to	0.50	3.49	to	2.97
2020	157,230	33.1427	to	29.3111	4,269,473	5.43	—	to	0.50	5.09	to	4.56
2019	175,385	31.5387	to	28.0320	4,425,388	5.61	—	to	0.50	14.81	to	14.24
2018	196,398	27.4710	to	24.5386	4,307,647	5.66	—	to	0.50	(3.08)	to	(3.56)
M97
2022	59,890	28.4193	to	26.4720	1,700,782	0.60	—	to	0.50	(14.95)	to	(15.38)
2021	55,964	33.4165	to	31.2822	1,868,715	0.53	—	to	0.50	9.27	to	8.72
2020	53,119	30.5825	to	28.7723	1,623,303	1.45	—	to	0.50	15.84	to	15.26
2019	54,566	26.4013	to	24.9628	1,439,655	1.20	—	to	0.50	27.30	to	26.67
2018	59,357	20.7396	to	19.7076	1,226,964	1.06	—	to	0.50	(9.02)	to	(9.48)
MD5
2022	11,828		27.4149		324,268	0.35		—			(15.18)
2021	14,412		32.3220		465,827	0.46		—			8.99
2020	21,609		29.6552		640,831	1.01		—			15.50
2019	15,457		25.6753		396,863	0.92		—			27.11
2018	19,130		20.1991		386,404	0.93		—			(9.30)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment	Expense
					Net	Income	Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MD6
2022	51,582	$41.4170	to	$32.3733	$2,104,963	0.10%	—%	to	0.50%	(19.26%)	to	(19.66%)
2021	51,365	51.2955	to	40.2950	2,596,216	0.25	—	to	0.50	25.97	to	25.35
2020	54,508	40.7195	to	32.1469	2,176,300	0.43	—	to	0.50	22.53	to	21.92
2019	69,254	33.2335	to	26.3680	2,266,504	0.60	—	to	0.50	39.95	to	39.26
2018	62,379	23.7463	to	18.9349	1,463,820	0.57	—	to	0.50	0.81	to	0.30
ME3
2022	90,645	12.9717			1,175,815	1.66		—		(17.80)
2021	63,884	15.7808			1,008,140	0.49		—		11.27
2020	28,677	14.1828			406,710	1.29		—		12.71
2019	18,226	12.5831			229,334	1.24		—		27.67
2018	17,725	9.8560			174,698	0.55		—		(14.32)
MB8
2022	97,708	49.3417	to	40.6114	3,859,761	0.74	—	to	0.50	(18.37)	to	(18.78)
2021	101,635	60.4485	to	50.0015	4,958,465	0.89	—	to	0.50	29.64	to	28.99
2020	108,235	46.6292	to	38.7631	4,069,962	0.84	—	to	0.50	2.23	to	1.72
2019	112,792	45.6105	to	38.1060	4,175,259	0.69	—	to	0.50	26.78	to	26.15
2018	136,842	35.9773	to	21.7480	3,929,568	0.92	—	to	0.50	(5.11)	to	(5.58)
MF4
2022	78,596	21.2795			1,672,498	1.86		—		(15.39)
2021	126,450	25.1486			3,180,043	2.31		—		7.00
2020	130,273	23.5024			3,061,752	2.84		—		12.31
2019	97,000	20.9267			2,029,894	2.64		—		16.87
2018	115,159	17.9059			2,062,029	2.22		—		(2.73)
MF6
2022	119,248	49.1799	to	53.8169	4,336,336	1.59	—	to	0.50	(26.94)	to	(27.30)
2021	126,576	67.3116	to	74.0262	6,188,574	1.51	—	to	0.50	30.12	to	29.48
2020	136,062	51.7286	to	57.1729	5,088,378	4.63	—	to	0.50	1.49	to	0.98
2019	147,143	50.9714	to	56.6179	5,513,816	3.68	—	to	0.50	26.87	to	26.24
2018	163,318	47.4221	to	13.2559	4,483,981	4.02	—	to	0.50	(3.03)	to	(3.52)
MF8
2022	75,929	33.2956	to	31.9683	2,516,274	1.67	—	to	0.20	(18.27)	to	(18.43)
2021	81,540	40.7379	to	39.1921	3,308,212	1.71	—	to	0.20	15.76	to	15.53
2020	86,303	35.1929	to	33.9251	3,035,162	2.13	—	to	0.20	15.80	to	15.57
2019	101,243	30.3921	to	29.3558	3,075,270	2.15	—	to	0.20	26.96	to	26.71
2018	129,573	23.9376	to	23.1676	3,100,302	1.88	—	to	0.20	(5.20)	to	(5.39)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment	Expense
					Net	Income	Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MG0
2022	69,590	$13.1209	to	$12.5979	$912,722	4.29%	—%	to	0.20%	(21.55%)	to	(21.71%)
2021	56,000	16.7255	to	16.0908	936,171	1.01	—	to	0.20	1.63	to	1.42
2020	73,835	16.4580	to	15.8651	1,214,751	0.43	—	to	0.20	13.55	to	13.32
2019	61,305	14.4943	to	14.0001	888,221	0.02	—	to	0.20	0.08	to	0.08
2018	63,824	13.3880	to	12.9574	854,171	1.77	—	to	0.20	(4.47)	to	(4.66)
MF2
2022	361,474	12.7752	to	11.8682	4,609,889	2.02	—	to	0.50	(4.14)	to	(4.61)
2021	359,287	13.3263	to	12.4420	4,779,418	2.23	—	to	0.50	0.16	to	(0.34)
2020	374,801	13.3055	to	12.4847	4,979,189	3.15	—	to	0.50	4.34	to	3.82
2019	366,818	12.7521	to	12.0252	4,671,046	2.61	—	to	0.50	5.19	to	4.66
2018	420,035	12.1232	to	11.4893	5,082,999	2.06	—	to	0.50	1.28	to	0.77
MG3
2022	149,759	35.9257	to	33.3549	5,009,572	0.98		—		(8.79)
2021	160,471	39.3859	to	36.5674	5,893,730	0.81		—		30.99
2020	168,135	30.0686	to	27.9169	4,716,802	1.22		—		3.87
2019	181,200	28.9486	to	26.8770	4,898,787	1.23		—		31.12
2018	208,683	22.0781	to	20.4982	4,322,086	0.94		—		(11.45)
MG5
2022	205,288	27.4623	to	26.3676	5,627,993	2.05	—	to	0.20	(16.76)	to	(16.93)
2021	210,347	32.9932	to	31.7413	6,929,251	2.07	—	to	0.20	11.61	to	11.38
2020	225,415	29.5623	to	28.4974	6,663,734	2.38	—	to	0.20	14.29	to	14.06
2019	236,187	25.8654	to	24.9835	6,109,038	2.54	—	to	0.20	22.23	to	21.98
2018	240,161	21.1618	to	20.4811	5,082,181	2.12	—	to	0.20	(3.85)	to	(4.05)
ME0
2022	24,975	43.2018	to	40.2418	1,077,945	0.77	—	to	0.50	(10.96)	to	(11.40)
2021	17,813	48.5189	to	45.4202	860,870	0.78	—	to	0.50	34.05	to	33.39
2020	24,091	36.1936	to	34.0513	869,902	1.03	—	to	0.50	4.19	to	3.67
2019	26,056	34.7388	to	32.8460	903,347	0.78	—	to	0.50	33.65	to	32.98
2018	35,359	25.9929	to	24.6994	918,519	0.59	—	to	0.50	(10.78)	to	(11.22)
V43
2022	4,591	38.1538			175,191	—		—		(62.97)
2021	4,678	103.0271			482,030	—		—		(11.19)
2020	11,485	116.0142			1,332,509	—		—		152.04
2020	11,485	116.0142			1,332,509	—		—		152.04
2019	7,324	46.0297			337,178	—		—		39.97
2018	8,427	32.8865			277,171	—		—		10.53
O01
2022	24,795	40.6588			1,008,136	—		—		(30.78)
2021	26,762	58.7406			1,572,008	—		—		22.57
2020	28,612	47.9249			1,371,213	—		—		36.59
2019	31,271	35.0874			1,097,212	0.06		—		36.20
2018	33,762	25.7626			869,784	0.33		—		(5.73)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment	Expense
					Net	Income	Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]	Total Return[3]
O19
2022	3,456	$26.0283			$89,970	—%	— %		(30.96%)
2021	3,439	37.7018			129,655	—	—		22.28
2020	4,047	30.8323			124,784	—	—		36.24
2019	3,950	22.6310			89,385	—	—		35.85
2018	5,000	16.6594			83,298	—	—		(5.96)
O00
2022	14,639	12.1876			178,410	—	—		(30.98)
2021	15,193	17.6584			268,279	—	—		19.10
2020	15,657	14.8267			232,145	—	—		48.27
O20
2022	6,173	21.3444			131,761	—	—		(31.94)
2021	5,760	31.3594			180,621	—	—		15.17
2020	5,587	27.2286			152,146	0.46	—		27.34
2019	5,431	21.3832			116,141	0.65	—		31.45
2018	4,754	16.2667			77,349	0.78	—		(13.39)
O21
2022	3,107	21.5929			85,748	0.63	—		(20.31)
2021	8,339	34.6251			288,735	0.53	—		27.23
2020	8,345	27.2144			227,103	1.21	—		13.69
2019	8,205	23.9366			196,404	0.82	—		31.74
2018	8,113	18.1700			147,419	0.91	—		(8.10)
P10
2022	57,310	8.6059			493,208	22.20	—		8.61
2021	71,040	7.9233			562,883	3.85	—		33.34
2020	43,509	5.9421			258,538	6.48	—		1.35
2019	44,170	5.8629			258,960	4.43	—		11.43
2018	54,200	5.2615			285,174	2.09	—		(14.13)
PK8
2022	64,259	38.1434	to	17.2815	2,024,161	4.77	—	(15.71)	to	(15.73)
2021	68,661	45.2649	to	20.5067	2,574,107	4.50	—	(2.57)	to	(2.56)
2020	70,994	46.4610	to	21.0458	2,769,908	4.60	—	6.70	to	6.71
2019	89,624	43.5419	to	19.7233	3,043,160	4.43	—	14.80	to	14.77
2018	111,624	37.9296	to	17.1846	3,119,204	4.10	—		(4.73)
PK9
2022	1,444	15.1421	to	14.8251	21,817	2.03	—		(18.36)
2021	1,550	18.5471	to	18.1588	28,698	2.09	—		12.63
2020	1,690	16.4673	to	16.1225	27,779	7.64	—		16.83
2019	6,194	14.0946	to	13.7995	85,939	2.21	—		17.06
2018	5,757	12.0402	to	11.7881	68,256	1.72	—		(5.46)
P06
2022	65,228	21.5912	to	16.2599	1,399,839	6.89	—	(11.90)	to	(11.91)
2021	65,080	24.5104	to	18.4521	1,581,514	4.94	—	5.61	to	5.59
2020	68,947	23.2087	to	17.4759	1,588,309	1.41	—		11.72
2019	70,047	20.7744	to	15.6449	1,445,422	1.65	—		8.44
2018	78,992	19.1566	to	14.4265	1,489,681	2.48	—		(2.20)

DELAWARE LIFE VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment	Expense
					Net	Income	Ratio
	Units	Unit Value[4,5]			Assets	Ratio[1]	lowest to highest[2]		Total Return[3]
P07
2022	267,882	$21.0379	to	$16.4569	$5,509,973		2.58%	—%	(14.31%)
2021	299,916	24.5506	to	19.2028	7,212,993		1.83	—	(1.27)
2020	295,281	24.8657	to	19.4491	7,202,074		2.12	—	8.66
2019	334,060	22.8838	to	17.9010	7,521,685		3.02	—	8.36
2018	350,409	21.1162	to	16.5206	7,283,468		2.54	—	(0.53)
307
2022	128,845	52.4019			6,751,726		—	—	(38.50)
2021	130,662	85.2092			11,133,594		—	—	17.62
2020	137,161	72.4438			9,936,461		—	—	0.34
2019	150,580	53.9502			8,123,838		—	—	0.30
2018	160,281	41.5357			6,657,381		—	—	0.02
W42
2022	2,219	26.3082			58,401		—	—	(33.46)
2021	5,401	39.5391			213,604		0.77	—	8.90
2020	5,355	36.3078			194,435		—	—	24.23
2019	5,324	29.2267			155,604		0.18	—	31.10
2018	16,724	22.2932			372,840		0.10	—	(1.46)

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts when there are multiple price levels.

[4]

These unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account.The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts when there are multiple price levels.

[5]

Due to the timing difference of the launch date of certain VUL products, some Sub-Accounts may have multiple unit values even though these products have no expense charges that result in a direct reduction to unit values.

[6]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2022 and 2021 and for the Years

Ended December 31, 2022, 2021 and 2020 and

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for the years then ended, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for the years then ended in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Other Matter

The accompanying financial statements of the Company for the year ended December 31, 2020 were audited by other auditors whose report thereon, dated April 28, 2021, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to accounting practices prescribed or permitted by the Delaware Department of Insurance.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 26, 2023

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2022 AND 2021 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

ADMITTED ASSETS	2022	2021
GENERAL ACCOUNT ASSETS
Bonds	$14,325,528	$13,204,813
Preferred stocks	1,121,391	1,227,981
Common stocks	303,211	551,699
Mortgage loans on real estate	1,387,817	960,456
Cash, cash equivalents and short-term investments	3,141,676	2,399,198
Contract loans	353,608	373,116
Derivatives	609,047	481,781
Other invested assets	1,234,843	1,567,791
Mortgage escrow funds	9,140	1,798
Receivables for securities	286,580	470,229
Investment income due and accrued	344,590	256,611
Amounts recoverable from reinsurers	11,343	11,442
Other amounts receivable under reinsurance contracts	2,426	1,416
Current federal and foreign income tax recoverable	—	11,936
Net deferred tax asset	39,949	11,533
Electronic data processing equipment and software	—	327
Receivables from parent, subsidiaries and affiliates	124,534	2,317
Reinsurance deposit asset	174,387	144,802
Other assets	29,503	23,505

Total General Account assets	23,499,573	21,702,751
SEPARATE ACCOUNT ASSETS	17,680,811	22,677,937

TOTAL ADMITTED ASSETS	$41,180,384	$44,380,688

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS (CONTINUED)

AS OF DECEMBER 31, 2022 AND 2021 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

LIABILITIES, CAPITAL STOCK AND SURPLUS	2022	2021
GENERAL ACCOUNT LIABILITIES
Aggregate reserve for life contracts	$17,305,820	$16,058,883
Aggregate reserve for accident and health contracts	—	983
Liability for deposit-type contracts	1,562,961	1,363,403
Contract claims	37,646	36,656
Other amounts payable on reinsurance	15,233	22,710
Interest maintenance reserve	16,243	27,764
Commissions to agents due or accrued	13,135	31,701
General expenses due or accrued	34,017	33,178
Transfers from Separate Accounts due or (accrued), net	(113,545)	(109,403)
Remittances and items not allocated	66,421	24,935
Borrowed money and accrued interest thereon	—	93,000
Asset valuation reserve	147,618	234,423
Payable for securities	1,152,825	1,101,003
Payable to parent and affiliates	27,149	57,428
Funds held under reinsurance treaties with unauthorized and certified reinsurers	256,195	253,772
Funds held under coinsurance	191,505	152,630
Derivatives	458,298	155,408
Current federal and foreign income taxes	23,631	—
Other liabilities	59,777	87,936

Total General Account liabilities	21,254,929	19,626,410
SEPARATE ACCOUNT LIABILITIES	17,680,809	22,677,936

Total liabilities	38,935,738	42,304,346

CAPITAL STOCK AND SURPLUS
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437

Surplus notes	390,213	390,213
Gross paid in and contributed surplus	1,475,920	1,425,920
Unassigned funds	372,076	253,772

Total surplus	2,238,209	2,069,905

Total capital stock and surplus	2,244,646	2,076,342

TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$41,180,384	$44,380,688

See notes to the statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
INCOME:
Premiums and annuity considerations	$2,436,071	$2,292,669	$2,668,116
Considerations for supplementary contracts with life contingencies	26,204	29,963	29,823
Net investment income	1,113,550	882,824	439,413
Amortization of interest maintenance reserve	4,436	8,765	6,154
Commissions and expense allowances on reinsurance ceded	104,874	108,257	108,465
Reserve adjustments on reinsurance ceded	(897,173)	(1,306,501)	(1,298,243)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	336,073	377,490	337,386
Investment (expense) income on reinsurance deposit asset	(154,844)	(416,413)	(159,574)
Reinsurance experience refund	105,218	116,031	119,915
Other income	51,986	60,852	59,147

Total Income	3,126,395	2,153,937	2,310,602
BENEFITS AND EXPENSES:
Death benefits	154,335	176,117	118,761
Annuity benefits	345,465	324,008	285,426
Health benefits	1,639	1,086	867
Surrender benefits and withdrawals for life contracts	1,295,060	1,423,589	1,116,537
Interest and adjustments on contract or deposit-type contract funds	60,691	23,609	(6,582)
Payments on supplementary contracts with life contingencies	45,362	46,079	45,475
Increase in aggregate reserves for life and accident and health contracts	1,245,954	862,341	1,697,602

Total Benefits	3,148,506	2,856,829	3,258,086
Commissions on premiums, annuity considerations and deposit-type contract funds (direct business only)	188,091	286,433	198,030
Commissions and expense allowances on reinsurance assumed	118	117	117
General insurance expenses	278,295	239,504	201,758
Insurance taxes, licenses and fees, excluding federal income taxes	6,119	5,995	5,077
Net transfers from Separate Accounts net of reinsurance	(833,857)	(1,231,685)	(1,130,355)
Investment (income) expense on funds held	47,393	(241,024)	(427,684)
Other (benefits) deductions	63	(14)	(105)

Total Benefits and Expenses	2,834,728	1,916,155	2,104,924
Net income from operations before federal income tax benefit and net realized capital gains (losses)	291,667	237,782	205,678
Federal income tax expense (benefit), excluding tax on capital gains (losses)	46,564	(3,242)	(11,980)

Net income from operations after federal income taxes and before net realized capital gains (losses)	245,103	241,024	217,658
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	14,186	(25,644)	2,892

NET INCOME	$259,289	$215,380	$220,550

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$2,076,342	$1,598,546	$1,583,313
Net income	259,289	215,380	220,550
Change in net unrealized capital gains (losses), net of deferred income tax	(345,740)	(252,870)	250,146
Change in net unrealized foreign exchange capital gains (losses)	(10,232)	(4,216)	(14,693)
Change in net deferred income tax	26,762	(9,504)	(55,015)
Change in nonadmitted assets	2,654	33,569	(1,091)
Change in liability for reinsurance in unauthorized and certified companies	—	649	(64)
Change in reserve on account of change in valuation basis	—	—	(3,440)
Change in asset valuation reserve	66,457	56,244	(39,777)
Change in surplus notes	—	(167,287)	(7,500)
Contributed surplus	50,000	647,981	7,500
Dividends to stockholder	(100,000)	(200,000)	(65,000)
Prior period adjustment net of tax	33,174	(7,023)	—
Investment (expense) income on funds held - unrealized	185,983	165,444	(276,383)
Other capital changes	(43)	(571)	—

CAPITAL STOCK AND SURPLUS, END OF YEAR	$2,244,646	$2,076,342	$1,598,546

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$2,824,909	$2,660,490	$2,834,692
Net investment income	1,086,575	1,084,347	821,102
Miscellaneous income	389,289	439,383	398,273

Total receipts	4,300,773	4,184,220	4,054,067
Benefits and loss related payments	(2,960,471)	(3,409,491)	(2,765,571)
Net transfers from Separate Accounts	829,715	1,207,730	1,277,916
Commissions, expenses paid and aggregate write-ins for deductions	(502,314)	(533,179)	(398,428)
Federal and foreign income taxes recovered (paid)	(11,000)	27,515	16,131

Total payments	(2,644,070)	(2,707,425)	(1,869,952)

Net cash from operations	1,656,703	1,476,795	2,184,115

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured, repaid or received
Bonds	2,998,524	4,986,107	4,376,490
Stocks	381,570	599,109	20,830
Mortgage loans	332,138	196,789	217,263
Other Invested Assets	351,593	40,559	65,644
Net gains or (losses) on cash, cash equivalents and short-term investments	—	(11)	8
Miscellaneous proceeds	235,472	440,989	35,887

Total investment proceeds	4,299,297	6,263,542	4,716,122
Cost of investments acquired (long-term only):
Bonds	(4,182,569)	(5,496,463)	(6,153,104)
Stocks	(89,351)	(850,942)	(284,871)
Mortgage loans	(757,256)	(696,196)	(156,028)
Other Invested Assets	(74,038)	(328,732)	(122,239)
Miscellaneous applications	(80,612)	(184,607)	(611,706)

Total investments acquired	(5,183,826)	(7,556,940)	(7,327,948)
Net decrease in contract loans and premium notes	19,540	18,996	8,853

Net cash from investments	(864,989)	(1,274,402)	(2,602,973)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Bilateral loan agreement with affiliate	(215,217)	93,000	—
Net deposits on deposit-type contracts and other liabilities	199,557	421,507	270,051
Surplus notes	—	—	(7,500)
Capital and paid in surplus	50,000	479,249	107,500
Dividends to stockholders	(100,000)	(200,000)	(65,000)
Other cash provided (applied)	16,424	1,746	34,368

Net cash from financing and miscellaneous sources	(49,236)	795,502	339,419

Net change in cash, cash equivalents and short-term investments	742,478	997,895	(79,439)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	2,399,198	1,401,303	1,480,742

End of year	$3,141,676	$2,399,198	$1,401,303

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES

	2022	2021	2020
Exchanges and transfers of invested assets	$218,534	$729,264	$525,652
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income, and benefits)	897,173	1,306,501	1,298,243
Capitalized interest	36,536	—	—
Payable to subsidiary for SSAP 72 capital contribution	—	35,000	—
Transfer Lackawanna Casualty to Clear Spring PC Holdings, LLC	—	169,037	—
Surplus note and related interest forgiveness/capital contribution	—	168,732	—
Lackawanna dividend received - invested assets	—	—	19,999
Subsidiary return of capital - invested assets and related accrued interest transferred	—	7,167	—

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company (the “Company”), is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Sub-Holdings, LLC (“DLSH”), a Delaware limited liability company. DLSH was formed in the first quarter of 2022 as a new holding company subsidiary of the Company’s former parent, DLIC Holdings, LLC (“DLH”) (formerly known as Group One Thousand One, LLC).

The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The business of the Company includes the issuance, administration and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company reinsures portions of its individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

BASIS OF PRESENTATION - ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware. The Company has no permitted or prescribed practices that differ from NAIC SAP.

There was no difference in the Company’s net income (loss) or capital stock and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020.

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies for GAAP rather than charged to operations as incurred;

•

Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest for GAAP rather than based on prescribed methodologies;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

Investments in wholly owned insurance subsidiaries, other entities under the control of the Company, and certain variable interest entities are consolidated in the Company’s financial statements rather than being carried at the Company’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•

The carrying value of investments in subsidiaries is adjusted for any unamortized goodwill as provided for in Statement of Statutory Accounting Principles (“SSAP”) No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Goodwill includes direct costs of an acquisition that are expensed under GAAP. Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense;

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP rather than at amortized cost (or lower of cost or market for bonds with NAIC designations of 6), with unrealized gains and losses reported in equity and income, respectively;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, these qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

•

The statements of cash flow reconcile to changes in cash, cash equivalents and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital Stock and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP;

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles;

•

Contracts that contain an embedded derivative, including fixed index annuities, are bifurcated from the host contract and accounted for separately under GAAP. Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated and are accounted for as part of the host contract;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

•

Surplus notes designated as available for sale are reported at fair value for GAAP rather than at amortized cost for surplus notes with a NAIC rating of 1 or 2. Surplus notes with a NAIC rating 3-6 are reported at the lower of amortized cost or fair value; and

•

The majority of derivatives are carried at fair value on both a GAAP and statutory accounting basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Delaware requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses. For securities in an unrealized loss position, management has the positive intent and ability to hold the securities until recovery.

INVESTMENTS

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities - Revised, (“SSAP No. 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Preferred Stocks and Common Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock (“SSAP No. 32R”). Effective January 1, 2021, perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and can not exceed effective call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC rating designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value, except for investments in subsidiaries. The latter are carried based on the underlying audited statutory equity of the subsidiary for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”). OTTI on stocks is evaluated under the methodology described in Note 3.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statements of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”), include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives (“SSAP No. 86”).

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity (“FIA”) contracts. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through its wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus.

Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

Other Invested Assets

Other invested assets include low income housing tax credits (“LIHTCs”), surplus debentures, non-rated residual tranches on asset-backed securities, and collateral loans. The Company also has ownership interests in joint ventures, partnerships and LLCs which are carried at values based on the audited GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”), and SSAP No. 93, Low Income Housing Tax Credit Property Investments (“SSAP No. 93”). Audited financial statements for these investments are received on an annual basis. OTTI on other invested assets is evaluated under the methodology described in Note 3.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

The Company participates in repurchase agreements where the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities at a stated price on a specified date. The Company accounts for repurchase agreements as short-term borrowings reported as liabilities under payable for securities. The Company also participates in reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities at a stated price on a specified date. The Company accounts for the amount paid for securities under the reverse repurchase agreements as short-term investments.

NET INVESTMENT INCOME AND ACCRUED INVESTMENT INCOME

Investment income is recorded when earned. Dividends are recorded on the ex-dividend date.

Accrued investment income is comprised of accrued interest on bonds, preferred stock, short-term investments, mortgage loans, contract loans, other invested assets and dividends declared but not yet received on common stock. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the Statutory Statements of Changes in Capital Stock and Surplus, with the exception of mortgage loans. Accrued investment income on mortgage loans is recorded as investment income when such interest is deemed collectible, except for interest that is 180 days past due.

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

DEPOSIT-TYPE CONTRACTS

Liabilities for funding agreements, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, mortgage loans, and derivatives, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred tax assets (“DTAs”), net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and deferred tax liabilities are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross deferred tax assets are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net deferred tax assets, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

FUNDS HELD UNDER COINSURANCE AND REINSURANCE

Certain of the Company’s individual life insurance, annuity, and group insurance policies are reinsured on a coinsurance and funds held coinsurance basis with both affiliated and unaffiliated companies using indemnity reinsurance agreements. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). The amounts withheld by the Company under these arrangements are recorded as liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus.

SEPARATE ACCOUNTS

The assets and liabilities of the separate account shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus are reported at fair value or if there is no readily available market, then in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of separate account contract-holders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

PREMIUM REVENUE

Life insurance premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received.

COMMISSIONS AND EXPENSE ALLOWANCES

Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred in accordance with SSAP No. 71, Policy Acquisition Costs and Commissions (“SSAP No. 71”).

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Revisions to SSAP No. 71 were adopted with an effective date of December 31, 2021. The revisions modified SSAP No. 71 such that an insurance entity cannot use levelized commission arrangements to delay establishment of a liability regardless of how the arrangement is structured with regards to policy persistency or timing of payment. The Company reviewed its commission programs as a result of the adoption of changes to SSAP No. 71, which apply to contracts in effect as of December 31, 2021. As a result, the Company made one-time, accelerated payments totaling $72.0 million in settlement of all material levelized commission arrangements. The settlements are reported in the Statutory Statement of Operations as commissions on premiums, annuity considerations, and deposit-type contract funds (direct business only). As of December 31, 2021, the Company had no material levelized commission arrangements.

In December 2021, the Company early adopted the revisions to SSAP No. 43R related to the accounting and reporting for non-rated residual investments. The Company transferred its non-rated residual tranches from bonds to other invested assets and valued the residual tranches at the lower of cost or fair value.

CORRECTIONS OF ERRORS

During 2022, the Company discovered an error related to the calculation of investment income on certain bond investments, which resulted in accrued investment income and net investment income being understated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital Stock and Surplus in the amount of $36.8 million.

During 2022, the Company discovered an error related to the carrying value of certain other invested assets whereby certain of these assets were not carried at the lower of cost or fair value, resulting in other invested assets and the asset valuation reserve being overstated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital Stock and Surplus in the amount of $(3.6) million.

During 2021, the Company discovered an error related to the calculation of actuarial reserves. This error has been adjusted and recorded, net of tax, as a decrease to surplus in the Statutory Statements of Capital Stock and Surplus in the amount of $7.0 million.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

2.	RELATED-PARTY TRANSACTIONS

The Company has significant transactions with and investments in affiliates and other related parties. The purpose of these investments is to generate investment returns in line with the Company’s overall investment strategy. All investments in affiliated entities and related parties are valued in accordance with the accounting policies described in Note 1 unless otherwise noted below.

Investments in Affiliates and Related Parties

At December 31, 2022 and 2021, the Company held investments in affiliates and related parties, including investments in subsidiaries, as follows:

(In Thousands)	Carrying Value
	December 31,
	2022	2021
Cash Equivalent	$59,803	$101,891
Short-Term Investments	536,030	444,520
Bonds	343,021	433,021
Preferred Stocks	243,199	255,000
Common Stocks	169,831	453,553
Commercial Mortgage Loans	—	2,720
Other Invested Assets	352,141	607,359

Total	$1,704,025	$2,298,064

Short-term investments in affiliates primarily relate to investments in Wright STF III, LLC (“Wright”). During 2022, the Company had $606.5 million of acquisitions of short-term investments/cash equivalents in Wright offset by $449.0 million of proceeds from sales/maturities which increased the prior year balance of affiliated short-term investments of $375.0 million to $532.5 million as of December 31, 2022. During 2021, the Company had $535.0 million of acquisitions of short-term investments/cash equivalents in Wright offset by $225.0 million of proceeds from sales/maturities which increased the 2020 balance of affiliated short-term investments of $65.0 million to $375.0 million as of December 31, 2021. The Company recorded $6.4 million, $13.8 million, and 12.8 million of investment income and the average yield on these short-term investments was 4.91%, 5.47%, and 6.37% in 2022, 2021, and 2020, respectively.

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255.0 million. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. As of December 31, 2022 and 2021, the carrying value of the Preferred Units was $243.2 million and $255.0 million, respectively.

The Company’s investment in subsidiaries is reflected in the common stock total above and is primarily comprised of the Company’s investment in Delaware Life Insurance Company of New York (“DLNY”), which had a carrying value of $160.4 million and $444.0 million as of December 31, 2022 and 2021, respectively. The decrease in the carrying value of this investment was driven primarily by a distribution received by the Company in 2022 that is disclosed below. On November 18, 2022, the Company announced the execution of a definitive agreement to sell DLNY to Nassau Financial Group, L.P. The transaction is subject to customary closing conditions, including receipt of regulatory approvals.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company owns controlling membership interests in the following limited liability companies, which are carried as other invested assets: Clear Spring PC Holdings, LLC (“CSPCH”); DL Private Placement Investment Company I, LLC; Ellendale Insurance Agency, LLC (“Ellendale”); Delaware Life 1099 Reporting Company, LLC (“DL 1099”); DLIH 2016-1; DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”); IDF IX, LLC; DL Service Holdings, LLC; and NCS Franklin Park, LLC. During 2021, the Company’s share of losses of one such entity, Ellendale, exceeded the investment value before “nonadmit” adjustments. Therefore, in accordance with SSAP No. 48, the Company ceased equity method accounting. This had no impact to the surplus of the Company since the value of Ellendale was nonadmitted in the prior year.

In February 2022, the Company sold its wholly-owned non-insurance holding company, Clear Spring Health Holdings, LLC (“CSHH”), to DLSH. The proceeds of the sale were $195.3 million and the Company’s surplus increased by $151.8 million as a result of the sale due to the reversal of cumulative unrealized losses of $143.9 million and a $7.9 million realized gain. The carrying value of CSHH as of December 31, 2021 is included within other invested assets in the table above.

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68.

On December 30, 2020, the Company purchased 200 units of its 80% owned subsidiary, CSPCH, representing the 20% minority interest previously held by a third party. Clear Spring Property and Casualty Company (“CSP&C”), a Texas domiciled property and casualty company, is an indirect wholly-owned subsidiary of CSPCH. The goodwill related to this purchase is shown in the table below. Additional goodwill from the original purchase of CSP&C by downstream non-insurance holding companies is not shown in the table below but is embedded in the Company’s investment value of CSPCH.

On April 1, 2019, the Company acquired Clear Spring Casualty Insurance Company, formerly known as Lackawanna Casualty Company (“LCC”), a worker’s compensation insurance company, and its subsidiaries, Clear Spring American Insurance Company, formerly known as Lackawanna American Insurance Company (“LAIC”), and Clear Spring National Insurance Company, formerly known as Lackawanna National Insurance Company (“LNIC”). On December 30, 2021, after LCC redomesticated from Pennsylvania, its original state of domicile, to Texas, the Company contributed its direct investment in LCC to CSPCH at the statutory value of LCC. CSPCH subsequently contributed LCC at its statutory value to CSP&C through a wholly-owned intermediary non-insurance holding company. As such, the goodwill reported in the table below for LCC is reflected in the Company’s book value of CSPCH as of December 31, 2022 in addition to the goodwill noted above.

The transactions described above were each accounted for as a statutory purchase by the Company and are reported in the table below. Indirect goodwill derived from the purchase of CSP&C by CSPCH is not considered a statutory purchase by the Company and is excluded from the table below. Additionally, as a result of the sale of CSHH disclosed above, the Company’s total admitted goodwill decreased by $16.2 million from December 31, 2021 to December 31, 2022. Total goodwill related to CSPCH and CSP&C from all sources reflected in the book value of CSPCH as of December 31, 2022 was $45.8 million, representing 18.6% of the total book value, and is inclusive of $1.9 million of indirect goodwill referenced above. A summary of the Company’s goodwill related to statutory purchases is as follows:

(In Thousands)
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
LCC/CSPCH*	4/1/2019	$171,728	$61,162	$61,162	$38,226	$6,116	$246,992	15.5%
CSPCH	12/30/2020	$12,200	$8,553	$8,553	$5,702	$1,426	$246,992	2.3%

*	Unamortized goodwill from the Company’s statutory purchase of LCC is shown in the table above as a percentage of the book value of CSPCH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Dividends/Distributions

Refer to Note 16 for disclosure of dividends paid by the Company and capital contributions received by the Company.

During 2022, 2021, and 2020, the Company recognized the following dividends and distributions from subsidiaries:

(In Thousands)
Date	Entity	Amount	Form	Asset Description
May 18, 2022	DLNY	$54,026	Dividend	Cash
December 12, 2022	DLNY	$200,000	Extraordinary dividend (a)	Cash

August 9, 2021	DLIH 2016-1	$30,000	Dividend	Cash
November 9, 2021	DLIH 2016-1	$20,000	Dividend	Cash
October 14, 2021	DL 1099	$30	Return of capital	Cash
October 26, 2021	DLNY	$58,232	Dividend	Cash
December 15, 2021	Delaware Life Reinsurance (U.S.) Corp. (“DLOK”)	$13,000	Return of capital	Invested assets and cash
December 31, 2021	DLIH 2016-1	$23,000	Dividend	Accrual (b)

March 17, 2020	CSHH	$2,000	Return of capital	Cash
November 20, 2020	LCC	$20,000	Extraordinary dividend	Invested assets and cash
December 31, 2020	DLIH 2016-1	$40,000	Dividend	Accrual (b)

(a)	In accordance with SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”), $0.9 million recognized as dividend income and $199.1 million recognized as a return of capital.
(b)	Receivable reflected in Investment Income Due and Accrued as of December 31, 2021 and 2020, respectively.

In addition to the above distributions, on December 30, 2022 and December 31, 2021, the Company received $15.6 million of preferred dividends from DLIH 2015-1.

Debt and Surplus Note Transactions

In December 2022, Group 1001 Finance, LLC (“Group 1001 Finance”) purchased $29.8 million of surplus notes that were previously issued by the Company to an unrelated party. Refer to Note 16 for additional details.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

In April and May 2021, the Company loaned Clear Spring Health Insurance Company (“CSHIC”) a total of $60.0 million under a $70.0 million demand promissory note. The interest rate on the $70.0 million note was 3% through September 30, 2021, after which the interest rate increased to 8%. The $60.0 million outstanding was repaid to the Company plus $0.8 million of interest in October 2021, and the demand promissory note was subsequently replaced by a $20.0 million demand promissory note. No amounts were outstanding as of December 31, 2022 and 2021 under any of these CSHIC notes.

The Company entered into a $100.0 million bilateral loan agreement with DLIH 2016-1 dated March 31, 2021, with interest at LIBOR plus 1.15%. The repayment of principal and interest is due on demand. The Company borrowed $80.0 million and $20.0 million in April 2021 and May 2021, respectively, and repaid $7.0 million in November 2021. Total interest incurred during 2021 was $0.9 million. In 2022, the bilateral loan agreement was increased to $200.0 million, and the Company repaid the $93.0 million of borrowed funds that were held as of December 31, 2021. The Company had $123.0 million due from DLIH 2016-1 and $93.0 million due to DLIH 2016-1 under the bilateral loan agreement as of December 31, 2022 and December 31, 2021, respectively.

At December 31, 2020, Group 1001 Intermediate, LLC, formerly known as Group 1001, LLC, owned $167.3 million interests in surplus notes issued by the Company. In December 2021, DLH became the owner of these interests and released the Company from all liabilities related to these surplus note interests. The Company reported the forgiveness of all related liabilities as contributed capital.

In November 2020, R.V.I. Guaranty Co., Ltd (“RVI”), an affiliate, entered into a $20.0 million revolving loan note (the “RVI Note”) with the Company. Borrowings bear interest at LIBOR + 150 basis points. There were no amounts outstanding under the RVI Note as of December 31, 2022 and 2021.

In January 2020, DLNY entered into a $50.0 million demand promissory note (the “DLNY Note”) with the Company. DLNY’s borrowings under the DLNY Note may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points. No amounts were outstanding under the DLNY Note as of December 31, 2022 or 2021.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has entered into various affiliate and related-party agreements. The following agreements had material transactions during the years ended December 31, 2022, 2021 and 2020:

The Company has an administrative services agreement with Clarendon Insurance Agency, Inc. (“Clarendon”) pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

A federal tax allocation agreement has been implemented with the Company as the common parent of an affiliated group of companies as described in Note 15.

The Company has a services and resource sharing agreement between the Company and Group 1001 Resources, LLC (“G1001 Resources”) pursuant to which G1001 Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Gross amounts allocated under this agreement amounted to $84.9 million, $94.4 million, and $84.1 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and Delaware Life Marketing, LLC (“DLM”), pursuant to which DLM provides certain

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

distribution and agent management services to the Company. On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement (“Second Amended Agreement”) executed between the Company and DLM. The Company incurred commission expenses under the First Amended Agreement totaling $48.4 million for the eight months ended August 31, 2021 and $49.5 million for the year ended December 31, 2020. On September 1, 2021, the Company began paying heaped commissions to DLM which were expensed as incurred. The commission expenses incurred during the remaining four months of 2021 totaled $71.9 million, including a one-time, accelerated payment of $41.0 million made by the Company in settlement of the First Amended Agreement. Total commission expenses incurred during 2022 were $109.7 million. Under the Second Amended Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonus and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $60.0 million and $20.0 million in 2022 and 2021, respectively. Other fees paid for services by the Company to DLM totaled $22.9 million, $18.2 million, and $14.9 million for the years ended December 31, 2022, 2021, and 2020, respectively.

In September 2021, the Company issued a $41.0 million promissory note to DLM related to a one-time accelerated commission payment in settlement of the First Amended Agreement. The interest rate on the promissory note was 8%. The Company repaid DLM the $41.0 million plus $0.9 million of interest in December 2021.

The Company has a services agreement with Insurance Management Services, LLC (“IMS”), formerly known as Guggenheim Insurance Services, LLC, whereby IMS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to $30.0 million, $50.0 million, and $50.0 million for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company and DLIH 2016-1 initiated a hedging program arrangement in 2019 whereby DLIH 2016-1 engages in certain hedging activities related to the Company’s FIA contracts. Under this arrangement, the Company routinely transfers new FIA equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. All economic rights and responsibilities of the equity options transferred belong to DLIH 2016-1. DLIH 2016-1 purchases equity futures and manages both the options and futures to more efficiently monitor the hedging risks associated with the Company’s FIA products.

The Company had $124.5 million and $2.3 million due from affiliates, $27.1 million and $22.4 million due to affiliates, and $9.0 million and $14.1 million included in general expenses due or accrued to other related parties as of December 31, 2022 and 2021, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $207.0 million and $233.9 million of the Company’s investments as of December 31, 2022 and 2021.

Reinsurance Agreements

The Company has reinsurance agreements with certain subsidiaries and affiliates. Refer to Note 9 for disclosures related to these agreements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Guarantees

The Company guarantees on a subordinated basis all amounts payable by DLNY to holders of certain deferred combination fixed and variable annuity contracts (“MVA Contracts”) issued by DLNY which include the option to earn a guaranteed fixed return for specified periods (“Guarantee Period”). The Company unconditionally and irrevocably guarantees the full and punctual payment when due of all amounts payable by DLNY from a Guarantee Period to any holder. The guaranty is subject to no preconditions other than the failure by DLNY to pay when due any Guarantee Period interests. DLNY registered such Guarantee Period interests under the Securities Act of 1933 with the U.S. Securities and Exchange Commission (the “SEC”). Under the SEC’s rules, implementation of the guaranty permitted DLNY to stop filing periodic reports with the SEC pursuant to the Securities Exchange Act of 1934, and the purpose of the guaranty was to achieve that result. The Company’s guaranty in this regard guarantees the payment of amounts payable by DLNY from a Guarantee Period but does not guaranty any other obligations of DLNY under the MVA Contracts. The obligations under the foregoing guaranty are unsecured obligations of the Company and subordinate in right of payment to the prior payment in full of all other obligations of the Company, except for guarantees which by their terms are designated as ranking equally in right of payment with or subordinate to this guaranty. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the holders of the MVA Contracts. The total account value of the MVA Contracts was approximately $6.0 million and $6.7 million at December 31, 2022 and 2021, respectively. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300.0 million. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in February 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $1.5 million as of December 31, 2022.

In 2022, an affiliate, PSA Realty Company, entered into a lease agreement for an office in Ft. Lauderdale, Florida with a termination date of April 30, 2030 and two agreements for office spaces in Waltham, Massachusetts with termination dates of October 31, 2029 and October 31, 2030, respectively, for which the Company is the guarantor. Future minimum lease payments for these three agreements totaled $17.4 million as of December 31, 2022.

Pursuant to a 2019 Letter of Credit Facility Agreement (the “2019 LCFA”) between the Company and CSP&C, the Company was issued an irrevocable letter of credit (“LOC”) in 2019 by the Federal Home Loan Bank of Indianapolis (the “FHLB”) on behalf of an unrelated party. Under the 2019 LCFA, CSP&C was unconditionally responsible to reimburse the Company for the full amount of any drawdown by the beneficiary. In February 2021, the third party drew down $8.0 million under the LOC which effectively terminated the LOC. CSP&C reimbursed the Company in full for its payment related to the drawdown.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company is a co-borrower under a short-term money market facility (the “ST Facility”) with Société Générale (“SocGen”). The Company and CSHIC were co-borrowers under the ST Facility until August 23, 2022. At that time, as part of a corporate financing strategy, Group 1001 Finance an affiliate, was added via an amendment (the “Amended ST Facility”) to the original ST Facility. As part of the strategy, CSHIC was removed as a borrower and no longer has the ability to directly borrow from the Amended ST Facility or incur any liability related to the Amended ST Facility. Group 1001 Finance, as borrower, has authority to borrow up to $350.0 million to be used for general corporate purposes. Group 1001 Finance and the Company have a reimbursement agreement in place, whereby Group 1001 Finance will reimburse the Company in the event that the Company makes any payment in support of Group 1001 Finance under the Amended ST Facility. In addition, Group 1001 Finance will pay the Company a support fee calculated based on the average daily balance of Group 1001 Finance borrowings under the Amended ST Facility.

The Company has committed to contribute capital to CSP&C as needed to maintain a certain risk-based capital level. No capital contributions have been made by the Company under this agreement.

The Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into a Société Générale credit facility (the “SG Facility”) with a maximum borrowing amount of $225.0 million as part of its investment program. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2022 and 2021, DLIH 2016-2 had borrowed $162.8 million and $149.2 million, respectively, under the SG Facility.

During 2020, a syndicated credit facility arranged by BMO Capital Markets Corp. and consisting of three bank lenders (the “BMO Facility”) was provided to CSHH and its then wholly-owned subsidiary, CSHIC, with a maximum borrowing of $125.0 million as of December 31, 2021. Pursuant to the BMO Facility and a related separate fee letter, the Company guarantees all principal and interest obligations of CSHH and CSHIC, and is subject to certain covenants related to risk based capital and surplus. As of December 31, 2022 and 2021, CSHIC borrowings under the facility were $125.0 million and $115.0 million, respectively.

Pursuant to a Letter of Credit Facility Agreement (the “LCFA”) between the Company and its fomer indirect subsidiary, Clear Spring Health (SC), Inc. (“CSH(SC)”), the FHLB issued the Company an irrevocable $1.0 million LOC effective July 1, 2021 on behalf of an unrelated party in respect of potential obligations of CSH(SC). Under the LCFA, CSH(SC) is unconditionally responsible to reimburse the Company for the full amount of any drawdown from the LOC by the beneficiary. CSH(SC) pays the Company a facility fee as compensation for the arrangement.

Effective February 24, 2022, a support and reimbursement agreement was executed between the Company and CSHH, whereby a market based fee is paid to the Company to compensate it for the guarantee provided by the Company, which remain in effect after the sale of CSHH to DLSH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

3.	BOND AND EQUITY INVESTMENTS

The carrying value and fair value of the Company’s bonds and equity securities as of December 31, 2022 and 2021 were as follows:

	December 31, 2022
(In Thousands)		Gross	Gross
	Carrying	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$386,265	$42	$(32,478)	$353,828
All Other Governments	12,373	4	(2,047)	10,331
U.S. States, Territories and Possessions (Direct and Guaranteed)	553	—	(55)	499
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	734,262	16,667	(106,027)	644,902
Industrial and Miscellaneous (Unaffiliated)	12,675,744	22,169	(1,345,960)	11,351,954
Hybrid Securities	171,489	—	(16,524)	154,965
Bonds - Affiliated	343,021	—	(45,987)	297,033
SVO Identified Exchange Traded Funds	1,821	—	(297)	1,523

Total Bonds	$14,325,528	$38,882	$(1,549,375)	$12,815,035

Preferred Stocks	$1,121,391	$—	$(48,661)	$1,072,730

		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Common Stocks (Unaffiliated) (a)	$136,389	$1,644	$(4,653)	$133,380

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	December 31, 2021
(In Thousands)		Gross	Gross
	Carrying	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$457,303	$2,746	$(4,851)	$455,198
All Other Governments	12,138	566	(75)	12,629
U.S. States, Territories and Possessions (Direct and Guaranteed)	19,911	539	(160)	20,290
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	924,388	91,583	(8,990)	1,006,981
Industrial and Miscellaneous	11,162,149	245,942	(52,949)	11,355,142
Hybrid Securities	194,088	14,760	(1,306)	207,542
Bonds - Affiliated	433,021	1,368	—	434,389
SVO Identified Exchange Traded Funds	1,815	57	(19)	1,853

Total Bonds	$13,204,813	$357,561	$(68,350)	$13,494,024

Preferred Stocks	$1,227,981	$13,266	$(12)	$1,241,235

		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Common Stocks (Unaffiliated) (a)	$99,766	$9	$(1,629)	$98,146

(a)	Excludes affiliated common stock with an estimated fair value of $169.8 million and $453.6 million as of December 31, 2022 and 2021, respectively.

Expected maturities differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The carrying value and fair value of bonds, other than ABS and MBS, as of December 31, 2022 by contractual maturity are as follows:

	December 31, 2022
(In Thousands)	Carrying	Estimated
	Value	Fair Value
Due in one year or less	$525,920	$527,370
Due after one year through five years	2,695,768	2,551,437
Due after five years through ten years	3,437,598	3,051,007
Due after ten years	3,568,845	2,848,076
SVO Identified Exchange Traded Funds	1,821	1,523

Total before asset and mortgage-backed securities	10,229,952	8,979,413

Asset and mortgage-backed securities	4,222,604	3,962,650

Total	$14,452,556	$12,942,063

The table above includes short-term bonds, which are classified as short-term investments, with a carrying value and fair value of $127.0 million at December 31, 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Investment-grade bonds were 95.8% and 95.5% of the Company’s total bonds as of December 31, 2022 and 2021, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary-impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43R, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There was no OTTI recorded in 2022, 2021, and 2020 on LBSS held as of December 31, 2022, 2021, and 2020, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to see the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company performs quarterly procedures in determining whether a security is other than temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment to conclude on whether there is OTTI.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. For the years ended December 31, 2022, 2021, and 2020, the Company incurred write-downs of bonds totaling $6.6 million, $4.3 million, and $2.3 million respectively, on securities other than those subject to SSAP No. 43R. Of these amounts, no OTTI was related to sub-prime loans. In addition to the impairment on structured bonds, the Company incurred impairment write-downs of $9.7 million related to solar tax credit investments, $30 million due to intent to sell other invested assets, $3.0 million on residual equity tranches, and $7.7 million on equity interests in 2021.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

The following tables analyze the Company’s investment positions with unrealized losses segmented by type of security and period of continuous unrealized loss as of December 31, 2022, and 2021:

	2022
(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	11	$58,650	$(4,993)	13	$294,385	$(27,485)	24	$353,035	$(32,478)
All Other Governments	3	4,619	(1,108)	4	2,725	(939)	7	7,344	(2,047)
U.S. States, Territories and Possessions (Direct and Guaranteed)	2	499	(55)	—	—	—	2	499	(55)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	215	322,031	(33,431)	191	231,282	(72,596)	406	553,313	(106,027)
Industrial and Miscellaneous (Unaffiliated)	1,187	5,947,384	(656,774)	440	3,352,666	(689,185)	1,627	9,300,050	(1,345,959)
Hybrid Securities	34	133,505	(11,555)	9	18,940	(4,969)	43	152,445	(16,524)
Bonds - affiliated	3	297,033	(45,988)	—	—	—	3	297,033	(45,988)
SVO Identified Exchange Traded Funds	2	831	(155)	1	692	(142)	3	1,523	(297)

Total Bonds	1,457	$6,764,552	$(754,059)	658	$3,900,690	$(795,316)	2,115	$10,665,242	$(1,549,375)

Preferred Stocks	7	$789,078	$(46,860)	3	$6,199	$(1,801)	10	$795,277	$(48,661)

Common Stocks (Unaffiliated)	2	$15,401	$(4,644)	1	$30	$(9)	3	$15,431	$(4,653)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	2021
(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	5	$239,887	$(1,851)	—	$76,653	$(2,999)	5	$316,540	$(4,850)
All Other Governments	—	—	—	1	2,862	(75)	1	2,862	(75)
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	7,786	(160)	—	—	—	1	7,786	(160)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	45	133,862	(2,850)	3	108,225	(6,140)	48	242,087	(8,990)
Industrial and Miscellaneous (Unaffiliated)	190	2,110,143	(40,178)	100	1,245,030	(12,773)	290	3,355,173	(52,951)
Hybrid Securities	4	734	(16)	3	10,318	(1,289)	7	11,052	(1,305)
SVO Identified Exchange Traded Funds	—	—	—	1	818	(19)	1	818	(19)

Total Bonds	245	$2,492,412	$(45,055)	108	$1,443,906	$(23,295)	353	$3,936,318	$(68,350)

Preferred Stocks	1	$92,197	$(12)	—	$—	$—	1	$92,197	$(12)

Common Stocks (Unaffiliated)	1	$15,931	$(1,569)	2	$2,053	$(60)	3	$17,984	$(1,629)

The unrealized losses of $1,549 million on bonds as of December 31, 2022 are primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio consisted of 95.8% investment grade bonds as of December 31, 2022, which did not materially change from the 95.5% held at December 31, 2021. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2022, these investments are not considered other-than-temporarily impaired.

As of December 31, 2022, the Company had no indirect exposure to sub-prime loans. As of December 31, 2021, the Company had indirect exposure to sub-prime loans with a carrying value of $4.6 million. This amount represented approximately 0.02% of the Company’s total invested assets as of December 31, 2021.

The Company had no direct or indirect exposure to sub-prime mortgage risk as of December 31, 2022. The Company’s overall exposure to sub-prime mortgage risk as of December 31, 2021 was as follows:

(In Thousands)	2021
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$4,747	$4,600	$4,512

	$4,747	$4,600	$4,512

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5GI Securities

Securities with NAIC designation of 5GI are deemed to possess the credit characteristics of, and incur the regulatory treatment associated with, securities assigned an NAIC 5 designation. The Company’s overall exposure to 5GI securities was as shown below:

(In thousands except for number of securities)

Investment	Number of 5GI Securities		Carry Value		Aggregate Fair Value
	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Preferred Stock - Affiliated	1	1	$243,199	$255,000	$243,199	$255,000

Total	1	1	$243,199	$255,000	$243,199	$255,000

4.	MORTGAGE LOANS ON REAL ESTATE

The Company invests in commercial and residential first mortgage loans primarily in the United States. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases, where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2022 and 2021:

(In Thousands)	2022	2021
Alabama	$—	$55,677
California	181,432	136,079
Florida	184,576	—
Massachusetts	109,888	59,511
New York	173,904	167,273
North Carolina	—	65,501
Pennsylvania	69,274	—
Texas	195,964	169,446
States less than 5%	475,239	309,429

General allowance for loan loss	(2,460)	(2,460)

Total Mortgage Loans on Real Estate	$1,387,817	$960,456

The Company originated 294, 438, and 69 mortgage loans in 2022, 2021, and 2020, respectively, and made additional investments after acquisition each year with a total cost of new loans of $757.8 million, $700.0 million and $156.0 million, respectively. Minimum and maximum rates of the new loans ranged from 3.27% to 9.52%, 3.04% to 8.75%, and 4.18% to 12.6% in 2022, 2021, and 2020, respectively. During the years ended December 31, 2022, 2021, and 2020, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties. At the time the original loan was made during 2022, the loan to value ratio (“LTV”) was no more than 100.1% of the property’s value for residential mortgages and 80.6% for commercial mortgages.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2022 and 2021. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2.5 million at December 31, 2022 and 2021. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2022 and 2021, the Company individually and collectively evaluated loans with a net carrying value of $1,387 million and $960.5 million, respectively.

As of December 31, 2022 and 2021, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were 11 loans totaling $1.1 million past due greater than 90 days at December 31, 2022 and there were no loans past due greater than 90 days at December 31, 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value. Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2022
Recorded Investment
Current	$—	$75,678	$—	$1,022,491	$26,871	$1,125,040
30 - 59 Days Past Due	—	100,206	—	140,271	—	240,477
60 - 89 Days Past Due	—	2,775	—	20,880	—	23,655
90 - 179 Days Past Due	—	866	—	—	—	866
180 + Days Past Due	—	239	—	—	—	239

Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$866	$—	$—	$—	$866
Interest Accrued	—	22	—	—	—	22

Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$239	$—	$—	$—	$239
Interest Accrued	—	13	—	—	—	13

Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—

Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$—	$—	$—

December 31, 2021
Recorded Investment
Current	$—	$33,934	$—	$911,301	$4,450	$949,685
30 - 59 Days Past Due	—	12,623	—	—	—	12,623
60 - 89 Days Past Due	—	608	—	—	—	608
90 - 179 Days Past Due	—	—	—	—	—	—
180 + Days Past Due	—	—	—	—	—	—

Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—

Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—

Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$47,408	$—	$47,408

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company had no investments in impaired loans during 2022 or 2021.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2022 and 2021:

	2022	2021
(In Thousands)
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2022 or 2021.

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and LTV. LTV is calculated using the most recently available appraisal value divided by the carrying value. LTV is calculated at the time of origination and updated annually. The DTC is calculated as the net operating income divided by the total debt service, and is updated annually. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2022 and 2021:

	2022
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$90,431	$421,565	$192,420	$704,416
60%-69.99%	142,717	117,030	33,847	293,594
70%-79.99%	69,950	55,526	66,025	191,501
80% or greater	—	—	21,002	21,002

Total (*)	$303,098	$594,121	$313,294	$1,210,513

	2021
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$123,592	$315,528	$44,000	$483,120
60%-69.99%	82,865	113,488	—	196,353
70%-79.99%	25,697	147,733	62,849	236,279
80% or greater	—	—	—	—

Total (*)	$232,154	$576,749	$106,849	$915,752

(*)	excludes residential mortgages in good standing of $179.8 million and $47.2 million as of December 31, 2022 and 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5.	REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWING

Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, on occasion the Company has received United States Treasuries. In the case of United State Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

An overview of the Company’s repurchase agreements as of December 31, 2022 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Bilateral (YES/NO)	Yes	Yes	Yes	Yes
b. Tri-Party (YES/NO)	No	No	No	No

Original (Flow) & Residual Maturity:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$1,500	$561
4. > 1 Week to 1 Month	$9,701	$15,769	$—	$100,375
5. > 1 Month to 3 Months	$153,800	$250,000	$300,001	$452,780
6. > 3 Months to 1 Year	$296,119	$619,778	$450,561	$100,025
7. > 1 Year	$15,380	$25,561	$25,000	$125,000
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$1,500	$561
4. > 1 Week to 1 Month	$9,701	$—	$—	$100,375
5. > 1 Month to 3 Months	$153,800	$—	$300,001	$452,780
6. > 3 Months to 1 Year	$296,119	$619,778	$450,461	$100,025
7. > 1 Year	$15,380	$25,561	$25,000	$125,000

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Securities “Sold” Under Repurchase - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$494,802	$567,986	$868,811	$846,053
b. Ending Balance
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$494,802	$567,986	$868,811	$846,053
BACV = Book-Adjusted Carrying Value

Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$—	$149,288	$624,242	$5,210	$—	$—	$—
Bonds - FV	—	—	179,492	661,411	5,150	—	—	—
LB & SS - BACV	—	—	—	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - BACV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Total Assets - BACV	$—	$—	$149,288	$624,242	$5,210	$—	$—	$—
Total Assets - FV	$—	$—	$179,492	$661,411	$5,150	$—	$—	$—
FV = Fair Value

Collateral Received - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$25,000	$25,000	$25,000	$25,000
3. Nonadmitted	$—	$—	$—	$—
b. Ending Balance
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$25,000	$25,000	$25,000	$25,000
3. Nonadmitted	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Cash & Non Cash Collateral Received - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
a. Cash	$—	$—	$—	$—	$—	$—	$—	$—
b. Bonds - FV	—	—	25,000	—	—	—	—	—
c. LB & SS - FV	—	—	—	—	—	—	—	—
d. Preferred Stock - FV	—	—	—	—	—	—	—	—
e. Common Stock	—	—	—	—	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—	—	—	—	—
g. Real Estate - FV	—	—	—	—	—	—	—	—
h. Derivatives - FV	—	—	—	—	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—	—	—	—	—

j. Total Collateral Assets - FV (Sum of a through i)	$—	$—	$25,000	$—	$—	$—	$—	$—

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

(in Thousands)	FAIR VALUE
a. Overnight and Continuous	$—
b. 30 Days or Less	—
c. 31 to 90 Days	—
d. > 90 Days	25,000

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same repo counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as they collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with the transactions.

An overview of the Company’s reverse repurchase agreements as of December 31, 2022 are as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Bilateral (Yes/No)	Yes	Yes	Yes	Yes
b. Tri-Party (Yes/No)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Original (Flow) & Residual Maturity:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$36,825	$17,115	$—	$88,527
5. > 1 Month to 3 Months	$101,891	$69,520	$—	$417,003
6. > 3 Months to 1 Year	$931,404	$902,884	$1,099,404	$543,428
7. > 1 Year	$25,000	$25,000	$25,000	$—
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$17,115	$—	$—	$88,527
5. > 1 Month to 3 Months	$—	$69,520	$—	$417,003
6. > 3 Months to 1 Year	$931,404	$902,884	$1,099,404	$543,428
7. > 1 Year	$25,000	$25,000	$25,000	$—

Fair Value of Securities Acquired Under Repurchase - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount	$1,332,879	$1,319,633	$1,467,898	$1,403,183
b. Ending Balance	$1,288,476	$1,319,633	$1,467,898	$1,403,183

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Securities Acquired Under Repurchase - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	NONADMITTED
Bonds - FV	$1,403,183	$—	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$1,403,183	$—	$—	$—	$—	$—	$—	$—

Collateral Pledged - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$1,332,879	$1,319,633	$1,467,898	$1,403,183
3. Nonadmitted	$—	$—	$—	$—
b. Ending Balance
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$1,288,476	$1,319,633	$1,467,898	$1,403,183
3. Nonadmitted	$—	$—	$—	$—

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

6.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on bonds, preferred stock, mortgages and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statutory Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Realized gains and losses, net of amounts transferred to the IMR and capital gains tax, are as follows:

	Years Ended December 31,
	2022	2021	2020
(In Thousands)
Realized Gains (Losses):
Bonds	$(11,794)	$15,403	$5,748
Preferred Stocks	(1)	—	—
Common Stocks	824	—	368
Mortgage Loans	(397)	109	93
Cash, Cash Equivalents and Short-term Investments	—	(11)	8
Other Invested Assets	10,047	(22,220)	(591)
Derivative Instruments	2,397	1,429	(3,591)
Reinsurance Realized Gains (Losses)	5,970	(5,515)	(1,151)

Subtotal	7,046	(10,805)	884
Less Capital Gains Tax Expense	3	9,400	186

Net Realized Gains (losses)	7,043	(20,205)	698

Less Gains (Losses) Transferred to IMR (Net of Taxes)	(7,143)	5,439	(2,194)

Net Realized Gains (Losses) After Tax and IMR Transfer	$14,186	$(25,644)	$2,892

Proceeds from sales and maturities of investments in bonds and stocks during 2022, 2021, and 2020, were $3.4 billion, $6.1 billion, and $4.8 billion, including non-cash transactions of $217.2 million, $608.7 million, and $433.1 million, respectively; gross gains were $4.2 million, $72.0 million, and $52.6 million respectively; and gross losses were $15.1 million, $24.3 million, and $44.6 million, respectively.

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
	2022	2021	2020
(In Thousands)
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(648)	$(268)	$(270)
Common Stocks of Non-affiliates	(2,906)	(6,010)	(12,841)
Common Stocks of Affiliates	(84,618)	(11,121)	34,591
Preferred Stocks	(21,496)	(317)	—
Derivative Instruments	(171,549)	(146,178)	250,810
Other Invested Assets	(69,586)	(76,149)	(29,687)

Subtotal	(350,803)	(240,043)	242,603
Deferred Capital Gains Tax Effect	(5,063)	12,827	(7,543)

Total	$(345,740)	$(252,870)	$250,146

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

7.	NET INVESTMENT INCOME

Material categories of net investment income for the years ended December 31, 2022, 2021, and 2020, respectively, are summarized as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Bonds (Unaffiliated)	$712,701	$693,265	$612,739
Bonds (Affiliated)	22,229	15,435	4,342
Preferred Stocks (Unaffiliated)	46,283	54,791	52,621
Preferred stocks (Affiliated)	15,603	15,648	15,826
Common Stocks (Unaffiliated)	4,221	6,234	3,484
Common Stocks (Affiliated)	54,922	58,232	20,000
Mortgage Loans	71,115	33,130	38,579
Contract Loans	15,604	16,073	16,059
Cash, Cash Equivalents and Short-term Investments	97,041	100,653	75,112
Derivative Instruments	(15,494)	(195,644)	(435,148)
Other Invested Assets	100,589	139,557	81,750
Other Investment Income	63,292	32,306	37,602

Gross Investment Income	1,188,106	969,680	522,966

Interest Expense on Surplus Notes	(46,061)	(42,688)	(43,260)
Investment Expenses	(28,495)	(44,168)	(40,115)

Net Investment Income	$1,113,550	$882,824	$439,591

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company did not have investment income due and accrued excluded from surplus for the years ended December 31, 2022, 2021 and 2020.

8.	DERIVATIVES

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, fixed index, and variable annuity products. Futures are used to hedge equity exposure included in fixed indexed annuities, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

Interest rate swaps, options, swaptions and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, and the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair Value changes in the options embedded within the annuity contract are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2022 and 2021, the Company pledged $252.0 million and $107.7 million, respectively, in U.S. Treasury securities, corporate bonds and cash as collateral to counterparties. At December 31, 2022 and 2021, counterparties pledged to the Company $72.6 million and $243.0 million, respectively, in collateral comprised of cash, U.S. Treasury securities and corporate bonds.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2022
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,479,323	$155,239	$—	$155,239
FX Forwards	71,837	(3,153)	—	(3,153)
Payor Swaptions	75,000	1,165	1,665	(500)

Total	$8,626,160	$153,251	$1,665	$151,586

	Outstanding at December 31, 2021
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$6,937,189	$289,509	$—	$289,509
FX Forwards	116,236	850	—	850
Payor Swaptions	300,000	123	5,895	(5,772)

Total	$7,353,425	$290,482	$5,895	$284,587

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

At December 31, 2022 and 2021, open futures contracts had a notional value of $2,514.2 million and $1,641.1 million and a fair value of $3.7 million and $3.6 million, respectively. These amounts did not include the component of variation margin that had already been cash settled.

The Company did not have derivative contracts with financing premiums during 2022 or 2021.

9.	REINSURANCE

The Company participates in reinsurance with other insurance companies to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely. The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

The Company has a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain fixed indexed annuity polices.

The Company has a coinsurance and modified coinsurance agreement, under which it ceded certain in-force variable annuity base contracts to an unaffiliated reinsurer. For the years ended December 31, 2022, 2021, and 2020, premiums ceded under the agreement were $362.6 million, $337.9 million, and $136.8 million, respectively, and benefits ceded (including policy surrenders) were $1.1 billion, $1.4 billion, and $1.2 billion, respectively.

The Company has a reinsurance agreement with DL Reinsurance Company (“DLRC”) in which the Company cedes certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). The VA Treaty transfers hedging risks to DLRC but does not transfer insurance risks. Therefore, the treaty is accounted for using deposit accounting. As a result, certain gains (losses) previously accounted for as other changes in capital stock and surplus, net investment income (loss), and net realized capital gains (losses) are accounted for as investment income (loss) on reinsurance deposit asset. Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. Investment expense (income) on funds held represents amounts paid or received on hedging instruments that were ceded under the DLRC treaties. Ceded realized gains and losses are reported in Net realized capital gains (losses). Investment income (expense) on funds held - unrealized represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. Investment income (loss) on reinsurance deposit asset represents the net gains and losses on all hedging instruments ceded under the DLRC treaties.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

A summary of the pretax impacts of the VA Treaty on the Company’s Statutory Statements of Operations and Statutory Statements of Changes in Capital Stock and Surplus for the years ended December 31, 2022, 2021, and 2020 is as follows:

(In Thousands)	Treaty Impacts
	2022	2021	2020
Statements of Operations
Investment Income (Loss) on Reinsurance Deposit Asset	$(154,844)	$(416,413)	$(159,574)

Total Revenue	(154,844)	(416,413)	(159,574)
Investment (Income) Expense on Funds Held	37,109	(251,714)	(437,107)

Total Policyholder Benefits and Expenses	37,109	(251,714)	(437,107)
Net Realized Capital (Losses) Gains	5,970	(745)	(1,151)

Net Income (Loss)	(185,983)	(165,444)	276,382

Statements of Changes in Capital Stock and Surplus
Investment (Expense) Income on Funds Held - Unrealized	185,983	165,444	(276,382)

Net Change in Capital Stock and Surplus from VA Treaty (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $174.4 million and $144.8 million at December 31, 2022 and 2021, respectively, and a corresponding amount in funds held under coinsurance liability.

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis.

The Company also has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

The Company has liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $256.2 million and $253.8 million at December 31, 2022 and 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Premiums and Annuity Considerations:
Direct	$2,883,622	$2,729,435	$2,873,746
Ceded - Affiliated	(54,453)	(74,645)	(49,746)
Ceded - Non-affiliated	(393,098)	(362,121)	(155,884)

Net Premiums and Annuity Considerations	$2,436,071	$2,292,669	$2,668,116

Insurance and Other Individual Policy Benefits and Claims:
Direct	$955,376	$1,075,786	$842,456
Assumed - Non-affiliated	4,523	2,728	3,565
Ceded - Affiliated	(54,896)	(84,391)	(25,545)
Ceded - Non-affiliated	(358,202)	(446,834)	(369,948)

Net Policy Benefits and Claims	$546,801	$547,289	$450,528

10.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2022 and 2021, the Company had $8.5 million and $5.8 million, respectively, of insurance in force (direct and assumed), for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Reserves (direct and assumed) to cover the above insurance totaled of $3.0 million and $2.6 million as of December 31, 2022 and 2021, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Other than normal updates of reserves, there were no significant reserve changes for the year ended December 31, 2022. The details for other changes in reserves for the years ended December 31, 2021 and 2020 are as follows:

(In Thousands)	2021			2020
Item	Total	Ordinary Individual Annuities	Group Annuities	Total	Ordinary Individual Annuities
Asset/Liability analysis	$(33,400)	$(5,000)	$(28,400)	$(30,000)	$(30,000)

Total - increase (decrease)	$(33,400)	$(5,000)	$(28,400)	$(30,000)	$(30,000)

11.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

INDIVIDUAL ANNUITIES	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$14,128,826	$189,858	$—	$14,318,684	81.6%
b. At Book Value Less Current Surrender Charge of 5% or More	910,212	—	—	910,212	5.2%
c. At Fair Value	—	—	882,810	882,810	5.0%

d. Total with Adjustment or at Market Value	15,039,038	189,858	882,810	16,111,706	91.8%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,163,930	—	—	1,163,930	6.6%
(2) Not Subject to Discretionary Withdrawal	232,893	—	32,937	265,830	1.5%

(3) Total (Gross: Direct and Assumed)	16,435,861	189,858	915,747	17,541,466	100.0%
(4) Reinsurance Ceded	121,234	—	—	121,234

(5) Total (Net)	$16,314,627	$189,858	$915,747	$17,420,232

(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$96,024	$—	$—	$96,024

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

GROUP ANNUITIES	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$141,814	$—	$141,814	1.8%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	7,333,470	7,333,470	95.2%

d. Total with Adjustment or at Market Value	$—	$141,814	$7,333,470	$7,475,284	97.1%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	34,579	—	—	34,579	0.4%
(2) Not Subject to Discretionary Withdrawal	190,760	—	—	190,760	2.5%

(3) Total (Gross: Direct and Assumed)	$225,339	$141,814	$7,333,470	$7,700,623	100.0%
(4) Reinsurance Ceded	18,232	—	—	18,232

(5) Total (Net)	$207,107	$141,814	$7,333,470	$7,682,391
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DEPOSIT-TYPE CONTRACTS	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$—	$—	$—	—%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	315,786	315,786	16.8%

d. Total with Adjustment or at Market Value	$—	$—	$315,786	$315,786	16.8%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
(2) Not Subject to Discretionary Withdrawal	1,566,381	—	—	1,566,381	83.2%

(3) Total (Gross: Direct and Assumed)	$1,566,381	$—	$315,786	$1,882,167	100.0%
(4) Reinsurance Ceded	3,420	—	—	3,420

(5) Total (Net)	$1,562,961	$—	$315,786	$1,878,747
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2022:

(In Thousands)	December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$16,325,955
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	195,779
Exhibit 7, Deposit-Type Contracts	1,562,961

Subtotal General Account	$18,084,695

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,547,953
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	32,937
Other contract deposit funds	315,786

Subtotal Separate Account	$8,896,676

Combined Total	$26,981,371

INDIVIDUAL ANNUITIES	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$12,738,819	$221,404	$—	$12,960,223	79.3%
b. At Book Value Less Current Surrender Charge of 5% or More	980,121	—	—	980,121	6.0%
c. At Fair Value	—	—	948,897	948,897	5.8%

d. Total with Adjustment or at Market Value	13,718,940	221,404	948,897	14,889,241	91.1%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,159,451	—	—	1,159,451	7.1%
(2) Not Subject to Discretionary Withdrawal	245,736	—	43,202	288,938	1.8%

(3) Total (Gross: Direct and Assumed)	15,124,127	221,404	992,099	16,337,630	100.0%
(4) Reinsurance Ceded	109,571	—	—	109,571

(5) Total (Net)	$15,014,556	$221,404	$992,099	$16,228,059
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$2,514	$—	$—	$2,514

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

GROUP ANNUITIES	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$143,413	$—	$143,413	1.4%
b. At Book Value Less Current Surrender Charge of 5% or More	1	—	—	1	—%
c. At Fair Value	—	—	9,831,986	9,831,986	96.2%

d. Total with Adjustment or at Market Value	$1	$143,413	$9,831,986	$9,975,400	97.6%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	36,115	—	—	36,115	0.4%
(2) Not Subject to Discretionary Withdrawal	208,504	—	—	208,504	2.0%

(3) Total (Gross: Direct and Assumed)	$244,620	$143,413	$9,831,986	$10,220,019	100.0%
(4) Reinsurance Ceded	37,395	—	—	37,395

(5) Total (Net)	$207,225	$143,413	$9,831,986	$10,182,624
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DEPOSIT-TYPE CONTRACTS	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$—	$—	$—	—%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	307,052	307,052	18.3%

d. Total with Adjustment or at Market Value	$—	$—	$307,052	$307,052	18.3%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
(2) Not Subject to Discretionary Withdrawal	1,367,302	—	—	1,367,302	81.7%

(3) Total (Gross: Direct and Assumed)	$1,367,302	$—	$307,052	$1,674,354	100.0%
(4) Reinsurance Ceded	3,899	—	—	3,899

(5) Total (Net)	$1,363,403	$—	$307,052	$1,670,455
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)	December 31, 2021
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$15,015,469
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	206,313
Exhibit 7, Deposit-Type Contracts	1,363,402

Subtotal General Account	$16,585,184

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$11,145,700
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	43,202
Other contract deposit funds	307,052

Subtotal Separate Account	$11,495,954

Combined Total	$28,081,138

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

12.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The amounts of account value, cash value and reserve breakouts of life insurance by withdrawal characteristics for General Account products and Separate Account non-guaranteed products are shown in the tables below as of December 31, 2022 or 2021. The Company had no life Separate Account products with guarantees at December 31, 2022 or 2021.

(In Thousands)	December 31, 2022
General Account	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	35,980	33,675	37,766
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	13,671	13,671	13,671
i. Variable Universal Life	401,407	403,354	404,642
j. Miscellaneous Reserves	640,448	639,842	640,965

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	198
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	7
d. Disability - Disabled Lives	XXX	XXX	360
e. Miscellaneous Reserves	XXX	XXX	9,777

(3) Total (gross: direct + assumed)	$1,091,506	$1,090,542	$1,107,386

(4) Reinsurance Ceded	295,323	296,555	319,825

(5) Total (net) (3) - (4)	$796,183	$793,987	$787,561

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2022
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	40,889	40,889	40,889
i. Variable Universal Life	7,544,051	7,544,051	7,542,961
j. Miscellaneous Reserves	—	—	—

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	$7,584,940	$7,584,940	$7,583,850

(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$7,584,940	$7,584,940	$7,583,850

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2022:

(In Thousands)	December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$776,486
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	360
Exhibit 5, Miscellaneous Reserves Section, Total (net)	10,708

Subtotal General Account	$787,561

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,583,850

Subtotal Separate Account	$7,583,850

Combined Total	$8,371,411

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
General Account	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	40,395	40,434	42,275
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	13,784	13,784	13,784
i. Variable Universal Life	417,049	420,060	421,976
j. Miscellaneous Reserves	684,118	683,717	684,864

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	204
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	7
d. Disability - Disabled Lives	XXX	XXX	359
e. Miscellaneous Reserves	XXX	XXX	11,026

(3) Total (gross: direct + assumed)	$1,155,346	$1,157,995	$1,174,495

(4) Reinsurance Ceded	298,137	299,422	322,071

(5) Total (net) (3) - (4)	$857,209	$858,573	$852,424

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Separate Account Non-Guaranteed	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	54,459	54,459	54,459
h. Variable Life	7,848,456	7,848,456	7,844,545
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	$7,902,915	$7,902,915	$7,899,004

(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$7,902,915	$7,902,915	$7,899,004

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)	December 31, 2021
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$840,279
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	359
Exhibit 5, Miscellaneous Reserves Section, Total (net)	11,779

Subtotal General Account	$852,424

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,899,004

Subtotal Separate Account	$7,899,004

Combined Total	$8,751,428

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

13.	SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for the life contracts” in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns separate account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statements of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Delaware Life Variable Life

•	Delaware Life Variable Annuity

•	Delaware Life Market Value Adjusted Annuity

The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” vs. “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The Company maintained Separate Account assets totaling $17,680.8 million and $22,677.9 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, the Company’s Separate Account Statements included legally insulated assets of $17,279.8 million and $22,242.3 million, respectively.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2022 and 2021 were attributable to the following products:

(In Thousands)	December 31, 2022
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,686,763	$—	$8,686,763
Variable Annuity	8,593,077	—	8,593,077
MVA Annuity	—	400,971	400,971

Total	$17,279,840	$400,971	$17,680,811

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$11,086,262	$—	$11,086,262
Variable Annuity	11,156,022	—	11,156,022
MVA Annuity	—	435,653	435,653

Total	$22,242,284	$435,653	$22,677,937

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statutory Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with separate account guarantees, risk charges of $192.3 million, $203.6 million, and $173.4 million were received by the General Account from the Separate Accounts during the years ended December 31, 2022, 2021 and 2020, respectively.

For the years ended December 31, 2022, 2021 and 2020, the Company’s General Account paid $104.9 million, $117.9 million, and $57.1 million for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Account.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of the separate account reserves as of December 31, 2022 is as follows:

	December 31, 2022
(In Thousands)	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$15,133	$367,516	$382,649
Reserves at December 31, 2022
For Accounts with Assets at:
Fair Value	141,814	16,148,853	16,290,667
Amortized Cost	189,858	—	189,858

Total Reserves	$331,672	$16,148,853	$16,480,525

By Withdrawal Characteristics:
With Market Value Adjustment	$331,672	$—	$331,672
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	373,163	373,163
At Fair Value	—	15,742,753	15,742,753

Subtotal	331,672	16,115,916	16,447,588
Not Subject to Discretionary Withdrawal	—	32,937	32,937

Total	$331,672	$16,148,853	$16,480,525

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of the separate account reserves as of December 31, 2021 is as follows:

	December 31, 2021
(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$11,426	$436,687	$448,113
Reserves at December 31, 2021
For Accounts with Assets at:
Fair Value	148,140	19,030,141	19,178,281
Amortized Cost	216,677	—	216,677

Total Reserves	$364,817	$19,030,141	$19,394,958

By Withdrawal Characteristics:
With Market Value Adjustment	$364,817	$—	$364,817
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	243,650	243,650
At Fair Value	—	18,743,289	18,743,289

Subtotal	364,817	18,986,939	19,351,756
Not Subject to Discretionary Withdrawal	—	43,202	43,202

Total	$364,817	$19,030,141	$19,394,958

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statutory Statements of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Transfers to Separate Accounts	$382,649	$448,113	$179,352
Transfers from Separate Accounts	(1,216,506)	(1,679,798)	(1,309,707)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(833,857)	$(1,231,685)	$(1,130,355)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, certain level 3 derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value (“SSAP No. 100R”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100R, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2022 and 2021:

(In Thousands)	December 31, 2022
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at fair value:
Preferred Stock
Industrial and miscellaneous - unaffiliated	$—	$34,254	$—	$—	$34,254
Parent, Subsidiaries and Affiliates	—	243,199	—	—	243,199
Common Stock
Industrial and miscellaneous - unaffiliated	15,399	90,022	27,959	—	133,380
Bonds - Unaffiliated
Hybrid securities	—	2,519	—	—	2,519
Industrial and miscellaneous	—	223	2,999	—	3,222
Other Invested Assets
Industrial and miscellaneous - unaffiliated	—	62,971	2,071	—	65,042
Derivative assets
Interest rate contracts	592,295	2,045	—	—	594,340
Equity contracts	6,128	—	—	—	6,128
Foreign exchange contracts	—	—	52	—	52
Separate Accounts assets (a) (b)	10,455,406	4,913,419	270,387	114,778	15,753,990

Total assets at fair value/NAV	$11,069,228	$5,348,652	$303,468	$114,778	$16,836,126

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(336,952)	$(111,913)	$—	$—	$(448,865)
Equity contracts	(59)	—	—	—	(59)
Foreign exchange contracts	—	—	(3,205)	—	(3,205)

Total liabilities at fair value	$(337,011)	$(111,913)	$(3,205)	$—	$(452,129)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Preferred Stock
Industrial and miscellaneous - unaffiliated	$—	$—	$19,948	$—	$19,948
Parent, Subsidiaries and Affiliates	—	—	255,000	—	255,000
Common stock
Industrial and miscellaneous - unaffiliated	—	15,931	$82,215	—	98,146
Bonds - Unaffiliated
Asset-backed securities	—	11,539	825	—	12,364
Other Invested Assets	—	194,832	41,731	—	236,563
Derivative assets
Interest rate contracts	346,572	122,733	—	—	469,305
Equity contracts	2,606	—	—	—	2,606
Foreign exchange contracts	—	—	990	—	990
Separate Accounts assets (a)(b)	14,208,866	6,623,112	289,981	155,076	21,277,035

Total assets at fair value	$14,558,044	$6,968,147	$690,690	$155,076	$22,371,957

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(146,800)	$—	$—	$—	$(146,800)
Equity contracts	(792)	—	—	—	(792)
Foreign exchange contracts	—	—	(140)	—	(140)

Total liabilities at fair value	$(147,592)	$—	$(140)	$—	$(147,732)

(a)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also exclude $1,660.2 million and $1,120.0 million of investment income and receivables due at December 31, 2022 and 2021, respectively. Separate account liabilities include derivative liabilities carried at fair value.

(b)

Includes assets with a fair value of $114.8 million and $155.1 million at December 31, 2022 and 2021 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or in the over the counter market. As of December 31, 2022 or 2021, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2022 and December 31, 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following tables are a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the years ended December 31, 2022 and 2021:

(In Thousands)
2022	Beginning Balance at 01/01/2022	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022
Assets:
Preferred Stock
Industrial and Miscellaneous - unaffiliated	$19,948	$—	$—	$—	$52	$—	$—	$(20,000)	$—	$—
Parent, Subsidiaries and Affiliates	255,000	—	(255,000)	—	—	—	—	—	—	—
Common Stock - Unaffiliated	82,215	$1,365	(50,086)	824	1,686	210	—	(8,255)	—	27,959
Bonds
Industrial and miscellaneous - unaffiliated	825	7,438	—	(5,434)	170	—	—	—	—	2,999
Other Invested Assets	41,731	—	(30,399)	10	(3,680)	—	—	(5,591)	—	2,071
Derivative Assets	990	—	—	18,975	(938)	—	—	—	(18,975)	52
Separate Accounts Assets	289,981	6,014	(6,635)	(1,342)	(28,355)	80,732	—	(11,393)	(58,615)	270,387

Total Assets	$690,690	$14,817	$(342,120)	$13,033	$(31,065)	$80,942	$—	$(45,239)	$(77,590)	$303,468

Liabilities:
FX Contracts	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

Total Liabilities	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

2021	Beginning Balance at 01/01/2021	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
Assets:
Preferred Stock
Industrial and Miscellaneous	$—	$—	$—	$—	$—	$19,948	$—	$—	$—	$19,948
Parent, Subsidiaries and Affiliates	—	255,000	—	—	—	—	—	—	—	255,000
Common Stock - Unaffiliated	192,106	20	(29,550)	(7,531)	29,194	27,626	—	(129,650)	—	82,215
Bonds - Unaffiliated										—
Asset-backed Securities	836	—	—	—	(11)	—	—	—	—	825
Other Invested Assets	—	—	—	(6,931)	5,651	44,684	—	(1,673)	—	41,731
Derivative Assets	7			9,968	983				(9,968)	990
Separate Accounts Assets	277,603	7,230	(27,468)	(374)	360	109,323	11	(16,753)	(59,951)	289,981

Total Assets	$470,552	$262,250	$(57,018)	$(4,868)	$36,177	$201,581	$11	$(148,076)	$(69,919)	$690,690

Liabilities:
FX Contracts	(3,455)	—	—	(9,284)	3,315	—	—	—	9,284	(140)

Total Liabilities	$(3,455)	$—	$—	$(9,284)	$3,315	$—	$—	$—	$9,284	$(140)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

Derivative values in the above tables are presented on a gross basis.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus categorized within Level 3 for the years ended December 31, 2022 or 2021:

(In Thousands)
2022	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Industrial & Misc.	External Model	Spreads	$2,999	17-24	19
Common Stocks	Trade Price	Pricing Valuation Multiple / Discount Rate	23,286	0-1000	335
	External Model	External Cashflows	4,672	0-2	1
Other Invested Assets	External Model	Spreads	2,071	0-1	—
Separate Accounts assets	Matrix Pricing	Spreads	2,059	86-90	13
	Market Pricing	Spreads	10,833	40-110	73
	Matrix Pricing	Spreads	250,975	0-100	91
	Market Pricing	Quoted Prices	760	17-90	2
	Market Pricing	Quoted Prices	5,760	91-100	93

Total Assets			$303,415

2021	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Asset-backed securities	Matrix Pricing	Spreads	$825	20	20
Common Stocks	Matrix Pricing	Spreads	82,215	1-1000	156
Preferred Stock	Matrix Pricing	Spreads	274,948	1-5000	364
Other Invested Assets	Matrix Pricing	Spreads	41,731	0-177	38
Separate Accounts assets	Matrix Pricing	Spreads	4,185	63-104	98
	Market Pricing	Quoted Prices	13,071	53-146	110
	Matrix Pricing	Spreads	272,342	1-100	99
	Market Pricing	Quoted Prices	383	99-100	50

Total Assets			$689,700

There were no significant changes made in valuation techniques during 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The above unobservable input tables above do not include immaterial balances related to derivatives which totaled $0.1 million and $1.0 million as of December 31, 2022 and December 31, 2021, respectively.

Aggregate Fair Value of all Financial Instruments

For financial instruments, the carrying value and fair value or NAV, including level within the fair value hierarchy, at December 31, 2022 and 2021 were:

(In Thousands)	2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, Cash Equivalents and Short-term Investments	$3,141,676	$3,141,676	$784,641	$2,357,035	$—	$—	$—
Bonds	12,815,035	14,325,528	1,523	12,476,378	337,134	—	—
Preferred Stocks	1,072,730	1,121,391	—	1,072,730	—	—	—
Common Stocks	133,380	133,380	15,399	90,022	27,959	—	—
Mortgages Loans on Real Estate, Net of Allowance	1,297,783	1,387,817	—	1,297,783	—	—	—
Contract Loans	333,437	353,608	—	—	333,437	—	—
Derivatives – Options and Swaptions	1,165	1,165	—	1,165	—	—	—
Derivatives – Swaps and Forwards	605,124	601,601	604,193	880	51	—	—
Derivatives - Futures	6,281	6,281	6,281	—	—	—	—
Other Invested Assets (a)	723,497	748,755	—	667,975	55,522	—	—
Separate Account Assets	15,980,121	16,010,235	10,461,469	5,126,913	276,961	114,778	—

Total Assets	$36,110,229	$37,831,437	$11,873,506	$23,090,881	$1,031,064	$114,778	$—

Liabilities:
Contractholder Deposit Funds and Other Policyholder Liabilities	$(1,476,681)	$(1,562,961)	$—	$—	$(1,476,681)	$—	$—
Derivatives – Swaps and Forwards	(453,038)	(455,752)	(334,465)	(115,369)	(3,204)	—	—
Derivatives - Futures	(2,546)	(2,546)	(2,546)	—	—	—	—
Separate Account Liabilities	(315,784)	(315,784)	—	—	(315,784)	—	—

Total Liabilities:	$(2,248,049)	$(2,337,043)	$(337,011)	$(115,369)	$(1,795,669)	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, Cash Equivalents and Short-term Investments	$2,399,198	$2,399,198	$643,687	$1,755,511	$—	$—	$—
Bonds	13,494,024	13,204,813	448,752	12,537,196	508,076	—	—
Preferred Stocks	1,241,235	1,227,981	—	966,287	274,948	—	—
Common Stocks	98,146	98,146	—	15,931	82,215	—	—
Mortgages Loans on Real Estate, Net of Allowance	956,118	960,456	—	—	956,118	—	—
Contract Loans	456,307	373,116	—	—	456,307	—	—
Derivatives – Options and Swaptions	123	123	—	123	—	—	—
Derivatives – Swaps and Forwards	451,889	476,700	328,290	122,609	990	—	—
Derivatives - Futures	4,958	4,958	4,958	—	—	—	—
Other Invested Assets (a)	877,207	871,005	—	259,624	617,583	—	—
Separate Account Assets	21,574,648	21,556,768	14,213,186	6,904,960	301,426	155,076	—

Total Assets	$41,553,853	$41,173,264	$15,638,873	$22,562,241	$3,197,663	$155,076	$—

Liabilities:
Contractholder Deposit Funds and Other Policyholder Liabilities	$(1,493,980)	$(1,363,403)	$—	$—	$(1,493,980)	$—	$—
Derivatives – Swaps and Forwards	(161,530)	(154,031)	(146,214)	(15,176)	(140)	—	—
Derivatives - Futures	(1,378)	(1,378)	(1,378)	—	—	—	—
Separate Account Liabilities	(307,052)	(307,052)	—	—	(307,052)	—	—

Total Liabilities:	$(1,963,940)	$(1,825,864)	$(147,592)	$(15,176)	$(1,801,172)	$—	$—

(a)

As of December 31, 2022 and 2021, there were $211.8 million and $201.3 million of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include,

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Preferred and common stocks - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets include LIHTCs, surplus notes, collateral loans, and equipment lease trusts. The fair value of LIHTCs and equipment lease trusts approximate their carrying values. The fair values of surplus notes are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Separate Accounts - The estimated fair value of separate account assets and liabilities is determined using the same methodology described in Note 13. The difference between separate account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus represents amounts that are attributable to non-financial instruments.

Contract holder deposit funds - The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

15.	FEDERAL INCOME TAXES

The application of SSAP No.101, Income Taxes, requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2022 and December 31, 2021.

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company has not determined as of December 31, 2022 if it will be subject to the CAMT in 2023. The Company’s 2022 financial statements do not include the estimated impact of the CAMT because a reasonable estimate cannot be made.

The components of the Company’s DTAs and DTLs as of December 31, 2022 and December 31, 2021 were as follows:

(In Thousands)	December 31, 2022			December 31, 2021			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$114,648	$45,114	$159,762	$103,977	$28,211	$132,188	$10,671	$16,903	$27,574
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	114,648	45,114	159,762	103,977	28,211	132,188	10,671	16,903	27,574
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal Net Admitted Deferred Tax Assets	114,648	45,114	159,762	103,977	28,211	132,188	10,671	16,903	27,574
Deferred Tax Liabilities	62,801	57,012	119,813	101,718	18,937	120,655	(38,917)	38,075	(842)

Net Admitted Deferred Tax Assets / (Net Deferred Tax Liabilities)	$51,847	$(11,898)	$39,949	$2,259	$9,274	$11,533	$49,588	$(21,172)	$28,416

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2022			December 31, 2021			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$16,958	$16,958	$—	$7,089	$7,089	$—	$9,869	$9,869
(b) Adjusted Gross Deferred Tax Assets Expected to Be Realized (Excluding the amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation. (The Lesser of 2(b)1 and 2(b)2 Below)	49,635	12,862	62,497	45,806	21,122	66,928	3,829	(8,260)	(4,431)
1.Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	49,635	12,862	62,497	45,806	21,122	66,928	3,829	(8,260)	(4,431)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	XXX	XXX	323,831	XXX	XXX	299,164	XXX	XXX	24,667
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	65,013	15,294	80,307	58,171	—	58,171	6,842	15,294	22,136
(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$114,648	$45,114	$159,762	$103,977	$28,211	$132,188	$10,671	$16,903	$27,574

	2022	2021
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	841%	808%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above (in thousands)	$2,158,872	$1,994,425

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2022		December 31, 2021		Change
(In Thousands)
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Admitted Deferred Tax Assets, by Tax Character as a Percentage
Adjusted Gross Deferred Tax Assets	$114,648	$45,114	$103,977	$28,211	$10,671	$16,903
Percentage of Adjusted Gross Deferred Tax Assets by Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Net Admitted Adjusted Gross Deferred Tax Assets	$114,648	$45,114	$103,977	$28,211	$10,671	$16,903
Assets by Tax Character Because of the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary difference for which a DTL was not established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

(In Thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Current Income Tax
Federal Tax (Benefit) Expense from Operations	$46,564	$(3,242)	$(11,980)
Federal Income Tax Expense on Net Capital Gains	3	9,400	186

Current Income Tax (Benefit) Expense	$46,567	$6,158	$(11,794)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The significant components of the Company’s DTAs and DTLs as of December 31, 2022 and 2021 were as follows:

(In Thousands)	December 31, 2022	December 31, 2021	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$69,139	$60,282	$8,857
Investments	2,392	2,389	3
Deferred Acquisition Costs	34,143	32,938	1,205
Fixed assets	1,087	1,585	(498)
Compensation and benefits accrual	2,134	1,071	1,063
Receivables - nonadmitted	3,663	3,535	128
Other	2,090	2,177	(87)

Total Ordinary Deferred Tax Assets	$114,648	$103,977	$10,671
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$114,648	$103,977	$10,671
Capital
Investments	45,114	28,211	16,903

Subtotal	$45,114	$28,211	$16,903
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	$45,114	$28,211	$16,903

Admitted Deferred Tax Assets	$159,762	$132,188	$27,574

Deferred Tax Liabilities:
Ordinary
Investments	$39,400	$70,639	$(31,239)
Fixed Asset	771	—	771
Policyholder Reserves	22,628	31,077	(8,449)
Other	2	2	—

Subtotal	$62,801	$101,718	$(38,917)
Capital
Investments	57,012	18,937	38,075

Subtotal	$57,012	$18,937	$38,075

Deferred Tax Liabilities	$119,813	$120,655	$(842)
Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$39,949	$11,533	$28,416

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The change in net deferred income taxes was comprised of the following:

(In Thousands)
Description	December 31, 2022	December 31, 2021	Change
Total Deferred Tax Assets	$159,762	$132,188	$27,574
Total Deferred Tax Liabilities	119,814	120,655	(841)

Net Deferred Tax Assets / Deferred Tax Liabilities	$39,948	$11,533	$28,415
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$39,948	$11,533	$28,415
Tax Effect of Unrealized (Gains)/Losses			(5,064)
Prior Period Adjustment			3,410

Change in Net Deferred Income Tax			$26,761

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2022, 2021 and 2020 were as follows:

(In Thousands)	December 31, 2022			December 31, 2021			December 31, 2020
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Net Income Before Taxes	$298,712	$62,730	21.0%	$226,978	$47,665	21.0%	$206,562	$43,378	21.0%
Investment Related	(778)	(163)	(0.1)%	(80,240)	(16,850)	(7.4)%	(59,749)	(12,547)	(6.0)%
Exhibit 5a adjustment	—	—	—%	(3,373)	(708)	(0.3)%	—	—	—%
Change in Non-admitted assets	2,647	556	0.2%	2,676	562	0.3%	(1,091)	(229)	(0.1)%
Tax Credit Adjustment	(10,943)	(2,298)	(0.8)%	(56,265)	(11,816)	(5.2)%	3,135	658	0.3%
Tax Differences in Wholly Owned Subsidiaries	(214,556)	(45,057)	(15.1)%	(3,866)	(812)	(0.4)%	56,915	11,952	5.8%
Other	19,229	4,038	1.4%	(11,327)	(2,379)	(1.1)%	44	9	—%

Total Statutory Income Taxes		$19,806	6.6%		$15,662	6.9%		$43,221	20.8%

Federal Income Taxes Incurred		$46,567	15.6%		$6,158	2.7%		$(11,794)	(5.7)%
Change in Net Deferred Income Taxes		(26,762)	(9.0)%		9,504	4.2%		55,015	26.5%

Total Statutory Income Taxes		$19,805	6.6%		$15,662	6.9%		$43,221	20.8%

At December 31, 2022, the Company had no net operating loss, capital loss, or foreign tax credit carryforwards.

As of December 31, 2022, the Company’s capital income tax expense in the preceding years that will be available for recoupment in the event of future losses is as follows:

(In Thousands)
Year	Capital
2022	$3
2021	$16,954
2020	$—

The Company has no deposits admitted under Section 6603 of the Internal Revenue code.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Tax years prior to 2019 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2022 and 2021.

As of December 31, 2022, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2022 and 2021. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2022, 2021 and 2020. The Company has not accrued any penalties related to UTBs.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2022. The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Lackawanna Casualty Company

•	Lackawanna American Insurance Company

•	Lackawanna National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

A written tax allocation agreement has been approved by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

16.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock are issued and outstanding. The Company is not authorized to issue preferred stock.

The Company is subject to certain statutory and regulatory restrictions imposed by the State of Delaware on insurance companies which limits the amount of cash dividends that may be paid to the stockholders. Under Delaware law, cash dividends may be paid only from earned surplus. Additionally, the maximum aggregate amount of ordinary dividends that the Company may declare or pay during any twelve-month period is the greater of: (1) 10% of its statutory surplus, or (2) net gains from operations before net realized capital gains (losses) provided that unassigned surplus is positive and sufficient to cover the payment, each as reported in the prior year’s Annual Statement, unless written approval is obtained from the Department granting a greater amount (i.e., an extraordinary dividend). In addition, no dividend may be paid in excess of unassigned funds. At December 31, 2022, the Company reported surplus as regards policyholders of $2,238.2 million, net gains from operations (before realized capital gains) of $245.1 million, and unassigned surplus of $372.1 million. As of December 31, 2022, the Company may declare an ordinary dividend to shareholders without prior approval from the Department in the maximum amount of $245.1 million.

The Company paid an ordinary dividend of $100.0 million to DLSH in April 2022 and received a capital contribution from DLSH of $50.0 million in December 2022. The Company paid ordinary dividends of $200.0 million and $65.0 million to DLH in April 2021 and April 2020, respectively. DLH paid $100.0 million to the Company in February 2020 in the form of a capital contribution that the Company accrued in December 2019 in accordance with SSAP No. 72. DLH also contributed $479.2 million and $7.5 million of cash capital to the Company in 2021 and 2020, respectively.

Surplus Notes

As of December 31, 2022 and 2021, the Company had $390.2 million of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), pursuant to which the surplus notes were taken into custody by DBTCA on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders. As of December 31, 2022, the Noteholders were:

•	The Lange Dispositive Trust (the “Lange Trust”) (Item #1000)

•	Midland National Life Insurance Company (“Midland National”) (Item #3000)

•	North American Company for Life and Health Insurance (“North American”) (Item #3000)

•	Security Benefit Life Insurance Company (“Security Benefit”) (Items #1001, 1002, 1003, 2000)

•	Group 1001 Finance (Items #2000, 4000)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2022 and 2021:

2022 (In Thousands)
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$134,699	$229,287	$13,225	$531,514	11/06/27
1001	12/15/22	7.750%	85,500	85,500	—	—	—	—	11/06/52
1002	12/15/22	7.750%	24,587	24,587	—	—	—	—	11/06/52
1003	12/15/22	7.750%	24,612	24,612	—	—	—	—	11/06/52
2000	12/15/95	7.750%	150,000	77,301	—	72,699	4,809	250,795	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	300,076	12/15/52
4000	12/15/95	7.750%	7,500	7,500	—	—	467	12,245	12/15/52

Total	XXX	XXX	$692,199	$390,213	$134,699	$301,986	$29,940	$1,094,630	XXX

2021 (In Thousands)
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$155,412	$94,588	$94,588	$21,563	$519,537	11/06/27
2000	12/15/95	6.150%	150,000	77,301	72,699	72,699	9,225	246,185	12/15/27
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	288,637	12/15/32
4000	12/15/95	6.150%	7,500	7,500	—	—	461	11,778	12/15/27

Total	XXX	XXX	$557,500	$390,213	$167,287	$167,287	$42,688	$1,066,137	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants and beneficiaries, as well as all other classes of creditors other than the Noteholders. After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

During 2021, interests in the surplus note in the original amount of $250.0 million, listed as item 1000 in the above tables, were held by the Lange Trust, Security Benefit, and an affiliate of the Company. On December 31, 2021, DLH became the owner of $94.6 million of interests in this note and released the Company from all liabilities and obligations including principal and any accrued interest since the last payment date. The forgiveness of these obligations was recorded by DLH and the Company as a capital contribution to the Company. During 2022, $134.7 million of interests in this note held by Security Benefit were canceled in exchange for three new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of November 6, 2052 (items 1001, 1002 and 1003 in the above tables). The remaining interest in the amount of $20.7 million in item 1000 is held solely by the Lange Trust with an interest rate of 8.625% and a maturity date of November 6, 2027.

During 2021, interests in the surplus note in the original amount of $150.0 million, listed as item 2000 in the above tables, were held by Security Benefit and an affiliate of the Company. On December 31, 2021, DLH became the owner of $72.7 million of interests in this note and released the Company from all liabilities and obligations including principal and any accrued interest since the last payment date. The forgiveness of these obligations was recorded by DLH and the Company as a capital contribution to the Company. During 2022, the interest rate was changed to 7.75% and the maturity date was extended to December 15, 2052. Effective December 15, 2022, Group 1001 Finance purchased a portion of the surplus note held by Security Benefit (portion of item 2000 in the above tables). As of December 31, 2022, $55.0 million of the remaining interest in item 2000 is held by Security Benefit, and $22.3 million of the remaining interest in item 2000 is held by Group 1001 Finance.

Interests in the surplus note in the amount of $150.0 million, listed as item 3000 in the above tables, are held by Midland National and North American, which are both considered related parties of the Company. Midland National and North American hold interests in the amounts of $100.0 million and $50.0 million, respectively. During 2022, the maturity date of this note was extended to December 15, 2052.

The surplus note in the amount of $7.5 million, listed as item 4000 in the above tables, was held by Security Benefit until December 15, 2022. Effective on this date, Group 1001 Finance, a related party of the Company, purchased the full amount of this surplus note from Security Benefit. During 2022, the interest rate was changed to 7.75% and the maturity date of this note was extended to December 15, 2052.

The Company incurred $29.9 million, $42.7 million, and $43.3 million of interest on the surplus notes for the years ended December 31, 2022, 2021, and 2020, respectively. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Insurance Commissioner and only to the extent the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2.7 million and $2.8 million at December 31, 2022 and 2021.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than surplus note holders.

After payment in full of certain obligations set forth in 18 Del. Code Ann. tit. 59, § 5918, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full of all principal and interest amounts owing. The Company has no preferred stockholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Risk-Based Capital

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2022 and 2021.

17.	COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

Effective January 1, 2021, the Company began leasing office space in Zionsville, Indiana with an expiration date of December 31, 2035 and an option to renew the lease agreement for up to a five-year period. Rental expense under this lease for 2022 and 2021 was $1.6 million each year.

The Company leases space for its Waltham, Massachusetts office that was due to expire on April 30, 2023, but was amended during 2022 to extend the termination date to the earlier of occupancy of a new office space or 60 days subsequent to the commencement date of the new lease for that space. Rental expenses during 2022, 2021, and 2020 were $2.4 million, $2.1 million, and $2.3 million, respectively, under this lease and were partially reimbursed by an affiliate.

At December 31, 2022, the minimum aggregate lease commitments, for the next five years and thereafter, are as follows:

(In Thousands) Year Ending December 31,	Operating Leases
2023	$3,526
2024	2,164
2025	1,863
2026	1,747
2027	1,781
Thereafter	15,484

Total	$26,565

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $211.8 million and $201.3 million and commitments for funding future fixed income and preferred stock investments of $1,011.6 million and $1,332.2 million as of December 31, 2022, and 2021, respectively. The Company also had $159 million and $97.0 million of outstanding mortgage loan commitments on real estate as of December 31, 2022 and December 31, 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Guaranty Fund Assessments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $3.0 million for guaranty fund assessments as of December 31, 2022 and 2021, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2022 and 2021, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Pledged or Restricted Assets

The following assets were restricted (including pledged assets) at December 31, 2022 and 2021:

(In Thousands)	Gross (Admitted & Nonadmitted) Restricted								Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$778,740	$—	$—	$—	$778,740	$587,986	$190,754	$778,740	1.89%	1.89%
Subject to Reverse Repurchase Agreements	1,048,957	—	—	—	1,048,957	945,052	103,905	1,048,957	2.55%	2.55%
FHLB Capital Stock	50,086	—	—	—	50,086	50,086	—	50,086	0.12%	0.12%
On Deposit with States	4,145	—	—	—	4,145	5,189	(1,044)	4,145	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	1,496,904	—	—	—	1,496,904	1,240,909	255,995	1,496,904	3.63%	3.64%
Pledged as collateral not captured in other categories	353,878	—	—	—	353,878	183,327	170,551	353,878	0.86%	0.86%
Other Restricted Assets	11,501	—	—	—	11,501	4,130	7,371	11,501	0.03%	0.03%

Total Restricted Assets	$3,744,211	$—	$—	$—	$3,744,211	$3,016,679	$727,532	$3,744,211	9.09%	9.09%

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2022 and 2021:

(In Thousands)	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Bond collateral to Société Générale	$176,875	$—	$—	$—	176,875	$158,979	$17,896	$176,875	0.43%	0.43%
Derivative collateral	145,140	—	—	—	145,140	24,348	120,792	145,140	0.35%	0.35%
Repo Collateral	31,863	—	—	—	31,863	—	31,863	31,863	0.08%	0.08%

Total	$353,878	$—	$—	$—	$353,878	$183,327	$170,551	$353,878	0.86%	0.86%

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2022 and 2021:

(In Thousands)	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Cash - Tax Escrow	$2,361	—	—	—	$2,361	2,332	$29	$2,361	0.01%	0.01%
Mortgage Escrow	9,140	—	—	—	9,140	1,798	7,342	9,140	0.02%	0.02%

Total	$11,501	$—	$—	$—	$11,501	$4,130	$7,371	$11,501	0.03%	0.03%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

18.	FEDERAL HOME LOAN BANK

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $1.2 billion as of December 31, 2022. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

The FHLB issued a LOC to the Company on behalf of an unrelated party effective July 1, 2021 with a maximum credit amount of $1.0 million and an expiration date of December 31, 2021. A new LOC was issued to the Company on behalf of the same unrelated party effective December 1, 2021 with a maximum credit amount of $1.0 million and expiration date of June 30, 2022. No amounts were drawn on either LOC during 2022 or 2021. Collateral related to the LOC is included in the disclosures below.

FHLB Capital Stock

Aggregate Totals (In Thousands):

As of December 31, 2022	Total	General Account	Separate Accounts
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	45,085	45,085	—
Excess Stock	1	1	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,158,585	XXX	XXX

As of December 31, 2021
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	45,086	45,086	—
Excess Stock	—	—	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,119,580	XXX	XXX

Membership Stock (Class A and B) Eligible for Redemption (In Thousands) as of December 31, 2022 and 2021 :

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$5,000	$5,000	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date (In Thousands):

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral pledged	$1,354,091	$1,496,904	$1,113,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,288,680	$1,251,918	$1,113,000

Maximum Amount Pledged During Reporting Period (In Thousands):

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$1,354,091	$1,496,904	$1,113,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,288,680	$1,251,918	$1,113,000

Borrowing from FHLB

Amount as of Reporting Date (In Thousands):

As of December 31, 2022	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,046,812
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,046,812

As of December 31, 2021
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,024,308
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,024,308

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Maximum Amount during 2022 and 2021 (In Thousands):

	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	1,113,000	1,113,000	—
Other	—	—	—

Aggregate Total	$1,113,000	$1,113,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment Obligations under the following arrangements? (YES/NO)
Debt	YES
Funding Agreements	YES
Other	NO

19.	SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from January 1, 2023 to April 26, 2023, the date these financial statements were available to be issued. There have been no Type I events or transactions that occurred subsequent to December 31, 2022 having a material effect on the financial statements.

Information Security Incident

Beginning on February 9, 2023, the Company was alerted to the existence of sophisticated ransomware on its information technology infrastructure. The Company immediately launched an investigation to determine the full scope of this information security incident, and a team of third-party forensic experts was engaged to assist in the investigation, which is ongoing. The Company may be subject to subsequent investigations, fines, and/or penalties, as well as other legal claims and actions related to this incident. While the likelihood of one or more of these outcomes is reasonably possible, the amount of such fines, penalties, or other costs, if any, cannot be reasonably estimated at this time. Based on the information currently known, the Company does not believe that this incident will have a material impact on its business, results of operations, or financial condition. The Company continues to investigate and assess the incident, including costs, expenses, and insurance coverage.